UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-10377
PIMCO Municipal Income Fund
(Exact name of registrant as specified in charter)
1633 Broadway, New York, NY 10019
(Address of principal executive offices)
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)
650 Newport Center Drive
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
David C. Sullivan
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199
Registrant’s telephone number, including area code: (844) 337-4626
Date of fiscal year end: December 31
Date of reporting period: June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

PIMCO CLOSED-END FUNDS
Semiannual Report

June 30, 2025

PIMCO California Municipal Income Fund | PCQ | NYSE

PIMCO California Municipal Income Fund II | PCK | NYSE

PIMCO California Municipal Income Fund III | PZC | NYSE

PIMCO New York Municipal Income Fund | PNF | NYSE

PIMCO New York Municipal Income Fund II | PNI | NYSE

PIMCO New York Municipal Income Fund III | PYN | NYSE

PIMCO Municipal Income Fund | PMF | NYSE

PIMCO Municipal Income Fund II | PML | NYSE

PIMCO Municipal Income Fund III | PMX | NYSE

Table of Contents

		Page

Important Information About the Funds		2

Index Descriptions		15

Financial Highlights (Consolidated)		16

Consolidated Statements of Assets and Liabilities		22

Consolidated Statements of Operations		24

Consolidated Statements of Changes in Net Assets		26

Consolidated Statements of Cash Flows		30

Notes to Financial Statements		69

Glossary		95

Distribution Information		96

Shareholder Meeting Results		98

Changes to Board of Trustees		99

Approval of Investment Management Agreements		100

Fund	Fund Summary	Schedule of Investments (1)

PIMCO California Municipal Income Fund	6	33

PIMCO California Municipal Income Fund II	7	37

PIMCO California Municipal Income Fund III	8	41

PIMCO New York Municipal Income Fund	9	45

PIMCO New York Municipal Income Fund II	10	48

PIMCO New York Municipal Income Fund III	11	50

PIMCO Municipal Income Fund	12	52

PIMCO Municipal Income Fund II	13	57

PIMCO Municipal Income Fund III	14	63

(1)	Consolidated Schedule of Investments

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. A Fund may lose money as a result of movements in interest rates.

The Board approved the reorganizations (the “Reorganizations”) of: (i) PIMCO California Municipal Income Fund II (“PCK”) and PIMCO California Municipal Income Fund III (“PZC” and together with PCK, the “CA Target Funds”) with and into PIMCO California Municipal Income Fund (“PCQ”) (the “CA Reorganizations”); (ii) PIMCO New York Municipal Income Fund (“PNF”) and PIMCO New York Municipal Income Fund III (“PYN” and together with PNF, the “NY Target Funds”) with and into PIMCO New York Municipal Income Fund II (“PNI”) (the “NY Reorganizations”); and (iii) PIMCO Municipal Income Fund (“PMF”) and PIMCO Municipal Income Fund III (“PMX” and together with PMF, the “National Target Funds”) with and into PIMCO Municipal Income Fund II (“PML”) (the “National Reorganizations”).

At a Joint Special Meeting of Shareholders of PCQ, PNI, and PML, held on June 27, 2025, the respective shareholders approved the issuance of additional common shares of each of PCQ, PNI, and PML to be issued to the common shareholders of each CA Target Fund, NY Target Fund, and National Target Fund, respectively. No action was needed from shareholders of of each CA Target Fund, NY Target Fund, and National Target Fund. Pursuant to each Reorganization, shareholders of the CA Target Funds became shareholders of PCQ, shareholders of the NY Target Funds became shareholders of PNI, and shareholders of the National Target Funds became shareholders of PML. The Reorganizations were completed upon the close of business on August 1, 2025. Each Reorganization was structured to qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code. In each Reorganization, PCQ, PNI, and PML acquired all of the assets and assumed all of the liabilities of the CA Target Funds, NY Target Funds, and National Target Funds, respectively, in exchange for newly-issued common shares of PCQ, PNI, and PML, respectively (“Common Merger Shares”) and newly-issued Remarketable Variable Rate MuniFund Term Preferred Shares (“RVMTP Shares”) of PCQ, PNI and PML, respectively (“RVMTP Merger Shares”). Common shareholders of the CA Target Funds, NY Target Funds, and National Target Funds received Common Merger Shares (and cash in lieu of fractional Common Merger Shares, if any), equal to the aggregate net asset value of their holdings of each of
PCQ, PNI, and PML, respectively, as applicable. The exchanges were based on the net asset value per common share of the CA Target Funds, NY Target Funds, and National Target Funds as of the close of business on August 1, 2025. Holders of RVMTP Shares of the CA Target Funds, NY Target Funds, and National Target Funds received RVMTP Merger Shares of PCQ, PNI, and PML, respectively, with an aggregate liquidation preference equal to, and other terms that are substantially identical to, the corresponding series of the RVMTP Shares of the CA Target Funds, NY Target Funds, and National Target Funds, respectively.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In September 2024, the Fed lowered interest rates for the first time since March 2020. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Funds may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Fund’s performance or cause a Fund to incur losses.

Investing in the municipal bond market involves the risks of investing in debt securities generally and certain other risks. The amount of public information available about the municipal bonds in which a Fund may invest is generally less than that for corporate equities or bonds, and the investment performance of a Fund’s investment in municipal bonds may therefore be more dependent on the analytical abilities of Pacific Investment Management Company LLC (“PIMCO”) than its investments in taxable bonds. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell its bonds at attractive prices.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns, by

2	PIMCO CLOSED-END FUNDS

litigation, legislation or political events, or by the bankruptcy of the issuer. Issuers of municipal securities also might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

A Fund that has substantial exposures to California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Certain issuers of California municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain California issuers to pay principal or interest on their obligations. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in advanced technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

A Fund that has substantial exposures to New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. While New York’s economy is broad, it does have concentrations in the financial services industry, and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty, it may have an adverse effect on New York municipal bonds held by a Fund. The growth rate of New York has at times been somewhat slower than the nation overall. The economic and financial condition of New York also may be affected by various financial, social, economic and political factors.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Allocation Breakdown and Schedule of Investments or Consolidated Schedule of Investments sections of this report may differ from the classification used for the Funds’ compliance calculations, including those used in the Funds’ then-current prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. Each Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Funds and their investments.

The common shares of the Funds trade on the New York Stock Exchange. As with any stock, the price of a Fund’s common shares will fluctuate with market conditions and other factors. If you sell your common shares of a Fund, the price received may be more or less than your original investment.

Shares of closed-end investment management companies, such as the Funds, frequently trade at a discount from their net asset value (“NAV”) and may trade at a price that is less than the initial offering price and/or the NAV of such shares. Further, if a Fund’s shares trade at a price that is more than the initial offering price and/or the NAV of such shares, including at a substantial premium and/or for an extended period of time, there is no assurance that any such premium will be sustained for any period of time and will not decrease, or that the shares will not trade at a discount to NAV thereafter.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit

SEMIANNUAL REPORT	|	JUNE 30, 2025	3

Important Information About the Funds	(Cont.)

facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to funds and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total return for a period of more than one year represents the average annual total return. Performance at market price will differ from results at NAV. Although market price returns tend to reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about a Fund, market conditions, supply and demand for the Fund’s shares, or changes in the Fund’s dividends. Performance shown is net of fees and expenses. Historical NAV performance for a Fund may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The dividend rate that a Fund pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Fund’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Fund. As portfolio and market conditions change, the rate of distributions on the common shares and a Fund’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.

The following table discloses the inception date and diversification status of each Fund:

Fund Name	Inception Date	Diversification Status
PIMCO California Municipal Income Fund	06/29/01	Diversified
PIMCO California Municipal Income Fund II	06/28/02	Diversified
PIMCO California Municipal Income Fund III	10/31/02	Diversified
PIMCO Municipal Income Fund	06/29/01	Diversified
PIMCO Municipal Income Fund II	06/28/02	Diversified
PIMCO Municipal Income Fund III	10/31/02	Diversified
PIMCO New York Municipal Income Fund	06/29/01	Non-diversified
PIMCO New York Municipal Income Fund II	06/28/02	Diversified
PIMCO New York Municipal Income Fund III	10/31/02	Non-diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Funds. The Trustees authorize the Funds to enter into service agreements with PIMCO and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus or Statement of Additional Information
(“SAI”), any press release or shareholder report, any contracts filed as exhibits to a Fund’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of a Fund creates a contract between or among any shareholders of a Fund, on the one hand, and the Fund, a service provider to the Fund, and/or the Trustees or officers of the Fund, on the other hand. The Trustees (or the Funds and their officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus or SAI with respect to a Fund, adopt and disclose new or amended policies and other changes in press releases and shareholder reports and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement was specifically disclosed in a Fund’s then-current prospectus, SAI or shareholder report and is otherwise still in effect.

4	PIMCO CLOSED-END FUNDS

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule
206(4)-6
under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Funds at (844) 33-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and upon request by calling PIMCO at (844) 33-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027.

SEC rules allow the Funds to fulfill their obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (844) 33-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary. Paper copies of the Funds’ shareholder reports are required to be provided free of charge by the Funds or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

SEMIANNUAL REPORT	|	JUNE 30, 2025	5

PIMCO California Municipal Income Fund

Symbol on NYSE - PCQ

Cumulative Returns Through June 30, 2025

(in thousands)
$50.0
40.0
30.0
20.0
10.0
0
06/01
06/13
06/25
FUND'S NET ASSET VALUE $30,582
INDEX $27,982
FUND MARKET PRICE $24,463
SECONDARY INDEX** $9,893

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2025
†
§

Municipal Bonds & Notes

Ad Valorem Property Tax	22.1%

Health, Hospital & Nursing Home Revenue	14.8%

Local or Guaranteed Housing	12.5%

Port, Airport & Marina Revenue	7.1%

College & University Revenue	5.8%

Natural Gas Revenue	4.9%

Lease (Abatement)	4.7%

Special Tax	4.1%

Tobacco Settlement Funded	4.1%

Electric Power & Light Revenue	4.0%

Sales Tax Revenue	3.4%

General Fund	2.7%

Highway Revenue Tolls	1.7%

Charter School Aid	1.2%

Water Revenue	1.0%

Other	2.9%

U.S. Government Agencies	3.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information
as of June 30, 2025
(1)

Market Price	$8.59

NAV	$9.42

Premium/(Discount) to NAV	(8.81)%

Market Price Distribution Rate (2)	5.03%

NAV Distribution Rate (2)	4.59%

Total Effective Leverage (3)	43.28%

Average Annual Total Return (1) for the period ended June 30, 2025

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (06/29/01)
Market Price	(2.64)%	(4.47)%	(7.41)%	0.14%	(6.61)%	3.80%
NAV	(6.77)%	(6.21)%	(2.41)%	1.86%	(1.72)%	4.77%
Bloomberg CA Muni 22+ Year Index	(4.16)%	(2.72)%	(0.73)%	2.25%	0.64%	4.38%	♦
ICE California Long Duration Municipal Securities Index	(4.85)%	(3.18)%	—	—	(0.47)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2001.

* Cumulative return.

** Secondary Index refers to ICE California Long Duration Municipal Securities Index. The launch date of the ICE California Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposures to off-benchmark positions in tax-exempt mortgage pools contributed to performance, as the securities posted positive returns.

»	There were no other material contributors for this Fund.

»	Exposure to the general obligation segment detracted from performance, as the segment posted negative returns.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the healthcare sector detracted from performance, as the sector posted negative returns.

6	PIMCO CLOSED-END FUNDS

PIMCO California Municipal Income Fund II

Symbol on NYSE - PCK

Cumulative Returns Through June 30, 2025

(in thousands)
$30.0
20.0
10.0
0
06/02
12/13
06/25
INDEX
$25,936
FUND'S NET
ASSET VALUE
$19,621
FUND MARKET
PRICE
$15,432
SECONDARY
INDEX**
$9,893

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2025
†
§

Municipal Bonds & Notes

Ad Valorem Property Tax	25.2%

Local or Guaranteed Housing	12.9%

Health, Hospital & Nursing Home Revenue	12.7%

Port, Airport & Marina Revenue	7.2%

Natural Gas Revenue	6.2%

College & University Revenue	5.2%

Special Tax	4.8%

Tobacco Settlement Funded	4.4%

Electric Power & Light Revenue	3.4%

Sales Tax Revenue	3.2%

Lease (Abatement)	2.7%

General Fund	2.3%

Highway Revenue Tolls	2.2%

Other	4.7%

U.S. Government Agencies	2.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2025
(1)

Market Price	$5.36

NAV	$6.01

Premium/(Discount) to NAV	(10.82)%

Market Price Distribution Rate (2)	4.81%

NAV Distribution Rate (2)	4.29%

Total Effective Leverage (3)	43.02%

Average Annual Total Return (1) for the period ended June 30, 2025

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (06/28/02)
Market Price	(4.13)%	(4.24)%	(5.25)%	(0.36)%	(3.34)%	1.96%
NAV	(6.89)%	(6.38)%	(3.08)%	1.71%	(1.86)%	2.97%
Bloomberg CA Muni 22+ Year Index	(4.16)%	(2.72)%	(0.73)%	2.25%	0.64%	4.23%	♦
ICE California Long Duration Municipal Securities Index	(4.85)%	(3.18)%	—	—	(0.47)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE California Long Duration Municipal Securities Index. The launch date of the ICE California Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposures to off-benchmark positions in tax-exempt mortgage pools contributed to performance, as the securities posted positive returns.

»	There were no other material contributors for this Fund.

»	Exposure to the general obligation segment detracted from performance, as the segment posted negative returns.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the healthcare sector detracted from performance, as the sector posted negative returns.

SEMIANNUAL REPORT	|	JUNE 30, 2025	7

PIMCO California Municipal Income Fund III

Symbol on NYSE - PZC

Cumulative Returns Through June 30, 2025

(in thousands)
$30.0
20.0
10.0
0
10/02
02/14
06/25
INDEX
$25,179
FUND'S NET ASSET VALUE
$20,302
FUND MARKET PRICE
$16,949
SECONDARY INDEX**
$9,893

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2025
†
§

Municipal Bonds & Notes

Ad Valorem Property Tax	21.8%

Health, Hospital & Nursing Home Revenue	14.5%

Local or Guaranteed Housing	12.7%

Port, Airport & Marina Revenue	7.3%

Tobacco Settlement Funded	6.3%

Special Tax	5.1%

Electric Power & Light Revenue	4.8%

College & University Revenue	3.8%

General Fund	3.6%

Sales Tax Revenue	3.2%

Lease (Abatement)	2.9%

Natural Gas Revenue	2.8%

Highway Revenue Tolls	1.5%

Water Revenue	1.3%

Sewer Revenue	1.2%

Other	3.6%

U.S. Government Agencies	3.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2025
(1)

Market Price	$6.23

NAV	$6.94

Premium/(Discount) to NAV	(10.23)%

Market Price Distribution Rate (2)	5.68%

NAV Distribution Rate (2)	5.10%

Total Effective Leverage (3)	43.13%

Average Annual Total Return (1) for the period ended June 30, 2025

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (10/31/02)
Market Price	(6.84)%	(8.68)%	(4.57)%	0.23%	(5.70)%	2.36%
NAV	(6.66)%	(6.12)%	(2.36)%	1.86%	(1.66)%	3.17%
Bloomberg CA Muni 22+ Year Index	(4.16)%	(2.72)%	(0.73)%	2.25%	0.64%	4.16%
ICE California Long Duration Municipal Securities Index	(4.85)%	(3.18)%	—	—	(0.47)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

* Cumulative return.

** Secondary Index refers to ICE California Long Duration Municipal Securities Index. The launch date of the ICE California Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO California Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal and California income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposures to off-benchmark positions in tax-exempt mortgage pools contributed to performance, as the securities posted positive returns.

»	There were no other material contributors for this Fund.

»	Exposure to the general obligation segment detracted from performance, as the segment posted negative returns.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the healthcare sector detracted from performance, as the sector posted negative returns.

8	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund

Symbol on NYSE - PNF

Cumulative Returns Through June 30, 2025

(in thousands)
$30.0
20.0
10.0
0
06/01
06/13
06/25
INDEX
$26,303
FUND'S NET ASSET VALUE
$21,753
FUND MARKET PRICE
$18,695
SECONDARY INDEX**
$9,753

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of June 30, 2025
†
§

Municipal Bonds & Notes

College & University Revenue	13.4%

Health, Hospital & Nursing Home Revenue	9.5%

Local or Guaranteed Housing	9.4%

Water Revenue	9.1%

Port, Airport & Marina Revenue	8.4%

Income Tax Revenue	8.1%

Tobacco Settlement Funded	6.0%

Electric Power & Light Revenue	5.8%

Industrial Revenue	5.8%

Ad Valorem Property Tax	5.5%

Transit Revenue	4.1%

Sales Tax Revenue	3.6%

Highway Revenue Tolls	2.4%

Charter School Aid	2.0%

Miscellaneous Revenue	1.9%

Fuel Sales Tax Revenue	1.6%

Miscellaneous Taxes	1.3%

Other	1.6%

U.S. Government Agencies	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2025
(1)

Market Price	$6.99

NAV	$7.78

Premium/(Discount) to NAV	(10.15)%

Market Price Distribution Rate (2)	5.75%

NAV Distribution Rate (2)	5.17%

Total Effective Leverage (3)	40.07%

Average Annual Total Return (1) for the period ended June 30, 2025

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (06/29/01)
Market Price	(3.33)%	(5.94)%	(4.93)%	0.48%	(8.59)%	2.64%
NAV	(6.60)%	(7.17)%	(3.40)%	0.98%	(2.27)%	3.29%
Bloomberg NY Muni 22+ Year Index	(3.94)%	(2.73)%	(0.64)%	1.97%	0.81%	4.11%	♦
ICE New York Long Duration Municipal Securities Index	(5.61)%	(4.95)%	—	—	(1.04)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2001.

* Cumulative return.

** Secondary Index refers to ICE New York Long Duration Municipal Securities Index. The launch date of the ICE New York Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	There were no material contributors for this Fund.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the education sector detracted from performance, as the sector posted negative returns.

»	Exposure to the special tax sector detracted from performance, as the sector posted negative returns.

SEMIANNUAL REPORT	|	JUNE 30, 2025	9

PIMCO New York Municipal Income Fund II

Symbol on NYSE - PNI

Cumulative Returns Through June 30, 2025

(in thousands)
$30.0
20.0
10.0
0
06/02
12/13
06/25
INDEX
$24,695
FUND'S NET ASSET VALUE
$21,288
FUND MARKET PRICE
$17,834
SECONDARY INDEX**
$9,753

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2025
†
§

Municipal Bonds & Notes

College & University Revenue	12.6%

Tobacco Settlement Funded	9.2%

Income Tax Revenue	9.1%

Local or Guaranteed Housing	9.1%

Port, Airport & Marina Revenue	8.9%

Water Revenue	8.4%

Health, Hospital & Nursing Home Revenue	6.6%

Ad Valorem Property Tax	6.4%

Electric Power & Light Revenue	5.8%

Industrial Revenue	5.0%

Highway Revenue Tolls	4.1%

Miscellaneous Revenue	3.4%

Lease (Appropriation)	2.2%

Sales Tax Revenue	2.0%

Charter School Aid	2.0%

General Fund	1.9%

Fuel Sales Tax Revenue	1.4%

Miscellaneous Taxes	1.3%

Other	0.1%

U.S. Government Agencies	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2025
(1)

Market Price	$6.72

NAV	$7.52

Premium/(Discount) to NAV	(10.64)%

Market Price Distribution Rate (2)	5.27%

NAV Distribution Rate (2)	4.71%

Total Effective Leverage (3)	43.44%

Average Annual Total Return (1) for the period ended June 30, 2025

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 01/25/23	Commencement of Operations (06/28/02)
Market Price	(3.76)%	(4.81)%	(3.82)%	(0.47)%	(3.49)%	2.59%
NAV	(6.87)%	(7.38)%	(3.31)%	1.10%	(2.38)%	3.34%
Bloomberg NY Muni 22+ Year Index	(3.94)%	(2.73)%	(0.64)%	1.97%	0.81%	4.01%	♦
ICE New York Long Duration Municipal Securities Index	(5.61)%	(4.95)%	—	—	(1.04)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE New York Long Duration Municipal Securities Index. The launch date of the ICE New York Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	There were no material contributors for this Fund.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the education sector detracted from performance, as the sector posted negative returns.

»	Exposure to the special tax sector detracted from performance, as the sector posted negative returns.

10	PIMCO CLOSED-END FUNDS

PIMCO New York Municipal Income Fund III

Symbol on NYSE - PYN

Cumulative Returns Through June 30, 2025

(in thousands)
$30.0
20.0
10.0
0
10/02
02/14
06/25
INDEX
$23,745
FUND'S NET
ASSET VALUE
$15,877
FUND MARKET
PRICE
$13,401
SECONDARY
INDEX**
$9,753

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown
as of June 30, 2025
†
§

Municipal Bonds & Notes

College & University Revenue	11.6%

Local or Guaranteed Housing	10.2%

Water Revenue	8.3%

Industrial Revenue	8.3%

Income Tax Revenue	8.2%

Port, Airport & Marina Revenue	8.2%

Tobacco Settlement Funded	8.2%

Ad Valorem Property Tax	6.7%

Health, Hospital & Nursing Home Revenue	7.4%

Electric Power & Light Revenue	5.1%

Miscellaneous Revenue	3.4%

Highway Revenue Tolls	3.1%

Lease (Appropriation)	2.7%

Charter School Aid	2.5%

Sales Tax Revenue	2.1%

Fuel Sales Tax Revenue	1.3%

Miscellaneous Taxes	1.2%

Transit Revenue	1.0%

Other	0.0%

U.S. Government Agencies	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2025
(1)

Market Price	$5.24

NAV	$5.94

Premium/(Discount) to NAV	(11.78)%

Market Price Distribution Rate (2)	5.68%

NAV Distribution Rate (2)	5.01%

Total Effective Leverage (3)	43.15%

Average Annual Total Return (1) for the period ended June 30, 2025

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 1/25/23	Commencement of Operations (10/31/02)
Market Price	(5.09)%	(6.54)%	(6.48)%	(0.46)%	(6.19)%	1.30%
NAV	(7.39)%	(7.86)%	(3.15)%	0.76%	(2.53)%	2.06%
Bloomberg NY Muni 22+ Year Index	(3.94)%	(2.73)%	(0.64)%	1.97%	0.81%	3.89%
ICE New York Long Duration Municipal Securities Index	(5.61)%	(4.95)%	—	—	(1.04)%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

* Cumulative return.

** Secondary Index refers to ICE New York Long Duration Municipal Securities Index. The launch date of the ICE New York Long Duration Municipal Securities Index is January 25, 2023.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO New York Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal, New York State and New York City income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	There were no material contributors for this Fund.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the education sector detracted from performance, as the sector posted negative returns.

»	Exposure to the water and sewer sector detracted from performance, as the sector posted negative returns.

SEMIANNUAL REPORT	|	JUNE 30, 2025	11

PIMCO Municipal Income Fund

Symbol on NYSE - PMF

Cumulative Returns Through June 30, 2025

(in thousands)
$40.0
30.0
20.0
10.0
0
06/01
06/13
06/25
FUND'S NET ASSET VALUE $30,224
INDEX $27,025
FUND MARKET PRICE $24,827
SECONDARY INDEX** $10,526

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of June 30, 2025
†
§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	20.7%

Local or Guaranteed Housing	10.4%

Ad Valorem Property Tax	7.2%

Miscellaneous Revenue	6.0%

Sales Tax Revenue	5.6%

Electric Power & Light Revenue	4.8%

Lease (Appropriation)	4.2%

Port, Airport & Marina Revenue	4.1%

Tobacco Settlement Funded	3.9%

Industrial Revenue	3.6%

Highway Revenue Tolls	3.4%

Water Revenue	3.4%

Natural Gas Revenue	2.4%

Appropriations	2.0%

College & University Revenue	1.5%

Income Tax Revenue	1.5%

Economic Development Revenue	1.4%

Transit Revenue	1.3%

Charter School Aid	1.2%

Miscellaneous Taxes	1.1%

Other	4.7%

U.S. Government Agencies	3.2%

Loan Participations and Assignments	2.3%

Non-Agency Mortgage-Backed Securities	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2025
(1)

Market Price	$7.98

NAV	$8.44

Premium/(Discount) to NAV	(5.45)%

Market Price Distribution Rate (2)	6.32%

NAV Distribution Rate (2)	5.97%

Total Effective Leverage (3)	43.70%

Average Annual Total Return (1) for the period ended June 30, 2025

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 12/09/2022	Commencement of Operations (06/29/01)
Market Price	(8.49)%	(7.98)%	(4.98)%	0.18%	(5.57)%	3.86%
NAV	(5.56)%	(5.70)%	(2.71)%	1.66%	(0.65)%	4.72%
Bloomberg Municipal Long 22+ Bond Index	(3.38)%	(2.10)%	(0.51)%	2.27%	2.19%	4.23%	♦
ICE Long Duration National Municipal Securities Index	(5.60)%	(4.02)%	—	—	0.95%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2001.

* Cumulative return.

** Secondary Index refers to ICE Long Duration National Municipal Securities Index. The launch date of the ICE Long Duration National Municipal Securities Index is December 9, 2022.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broadbased securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share
and
dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposures to off-benchmark positions in tax-exempt mortgage pools contributed to performance, as the securities posted positive returns.

»	Exposure to the pre-refunded segment contributed to performance, as the segment posted positive returns.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Security selection within the housing sector detracted from performance, as select securities held within the Fund posted negative returns.

»	Exposure to the special tax sector detracted from performance, as the sector posted negative returns.

12	PIMCO CLOSED-END FUNDS

PIMCO Municipal Income Fund II

Symbol on NYSE - PML

Cumulative Returns Through June 30, 2025

(in thousands)
$40.0
30.0
20.0
10.0
0
06/02
12/13
06/25
INDEX
$25,312
FUND'S NET ASSET VALUE
$24,579
FUND MARKET PRICE
$21,340
SECONDARY INDEX**
$10,526

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of June 30, 2025
†
§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	19.1%

Local or Guaranteed Housing	9.6%

Ad Valorem Property Tax	6.1%

Lease (Appropriation)	5.6%

Sales Tax Revenue	5.1%

Port, Airport & Marina Revenue	4.7%

Highway Revenue Tolls	4.5%

Miscellaneous Revenue	4.5%

Electric Power & Light Revenue	4.4%

Natural Gas Revenue	4.2%

Industrial Revenue	4.0%

Tobacco Settlement Funded	2.8%

Water Revenue	2.7%

Appropriations	2.3%

College & University Revenue	1.9%

Economic Development Revenue	1.6%

Income Tax Revenue	1.3%

Charter School Aid	1.2%

Miscellaneous Taxes	1.1%

Other	6.8%

Loan Participations and Assignments	3.3%

U.S. Government Agencies	3.1%

Non-Agency Mortgage-Backed Securities	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2025
(1)

Market Price	$7.45

NAV	$7.87

Premium/(Discount) to NAV	(5.34)%

Market Price Distribution Rate (2)	6.36%

NAV Distribution Rate (2)	6.02%

Total Effective Leverage (3)	42.34%

Average Annual Total Return (1) for the period ended June 30, 2025

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 12/09/2022	Commencement of Operations (06/28/02)
Market Price	(5.14)%	(7.57)%	(5.91)%	1.57%	(3.88)%	3.41%
NAV	(5.33)%	(5.20)%	(2.43)%	1.96%	(0.11)%	3.99%
Bloomberg Municipal Long 22+ Bond Index	(3.38)%	(2.10)%	(0.51)%	2.27%	2.19%	4.12%	♦
ICE Long Duration National Municipal Securities Index	(5.60)%	(4.02)%	—	—	0.95%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

♦
Average Annual Return since 06/30/2002.

* Cumulative return.

** Secondary Index refers to ICE Long Duration National Municipal Securities Index. The launch date of the ICE Long Duration National Municipal Securities Index is December 9, 2022.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund II’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposures to off-benchmark positions in tax-exempt mortgage pools contributed to performance, as the securities posted positive returns.

»	There were no other material contributors for this Fund.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the healthcare sector detracted from performance, as the sector posted negative returns.

»	Exposure to the special tax sector detracted from performance, as the sector posted negative returns.

SEMIANNUAL REPORT	|	JUNE 30, 2025	13

PIMCO Municipal Income Fund III

Symbol on NYSE - PMX

Cumulative Returns Through June 30, 2025

(in thousands)
$35.0
30.0
25.0
20.0
15.0
10.0
5.0
0
10/02
02/14
06/25
INDEX
$24,392
FUND'S NET
ASSET VALUE
$22,945
FUND MARKET
PRICE
$20,029
SECONDARY
INDEX**
$10,526

$10,000 invested at the end of the month when the Fund commenced operations.
Allocation Breakdown as of June 30, 2025
†
§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	18.5%

Local or Guaranteed Housing	11.3%

Ad Valorem Property Tax	7.7%

Sales Tax Revenue	6.7%

Electric Power & Light Revenue	4.9%

Port, Airport & Marina Revenue	4.6%

Natural Gas Revenue	4.3%

Water Revenue	4.1%

Highway Revenue Tolls	4.0%

Lease (Appropriation)	3.3%

Tobacco Settlement Funded	3.3%

Industrial Revenue	3.2%

Miscellaneous Revenue	2.8%

Fuel Sales Tax Revenue	1.9%

Appropriations	1.8%

Income Tax Revenue	1.7%

Economic Development Revenue	1.6%

Charter School Aid	1.4%

College & University Revenue	1.2%

Other	5.6%

U.S. Government Agencies	3.1%

Loan Participations and Assignments	2.9%

Non-Agency Mortgage-Backed Securities	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
Fund Information as of June 30, 2025
(1)

Market Price	$6.86

NAV	$7.25

Premium/(Discount) to NAV	(5.38)%

Market Price Distribution Rate (2)	5.77%

NAV Distribution Rate (2)	5.46%

Total Effective Leverage (3)	42.87%

Average Annual Total Return (1) for the period ended June 30, 2025

	6 Month*	1 Year	5 Year	10 Year	Since launch of Secondary Index 12/09/2022	Commencement of Operations (10/31/02)
Market Price	(4.18)%	(8.25)%	(4.92)%	1.33%	(5.82)%	3.11%
NAV	(5.52)%	(5.83)%	(2.94)%	1.87%	(0.38)%	3.73%
Bloomberg Municipal Long 22+ Bond Index	(3.38)%	(2.10)%	(0.51)%	2.27%	2.19%	4.01%
ICE Long Duration National Municipal Securities Index	(5.60)%	(4.02)%	—	—	0.95%	—

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

It is not possible to invest directly in an unmanaged index.

* Cumulative return.

** Secondary Index refers to ICE Long Duration National Municipal Securities Index. The launch date of the ICE Long Duration National Municipal Securities Index is December 9, 2022.

(1)
Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Total return, market price, NAV, market price distribution rate, and NAV distribution rate will fluctuate with changes in market conditions. Performance current to the most recent month-end is available at www.pimco.com or via (844) 33-PIMCO. Performance is calculated assuming all dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan. Performance does not reflect any brokerage commissions in connection with the purchase or sale of Fund shares.

Performance of an index is shown in light of a requirement by the Securities and Exchange Commission that the performance of an appropriate broad-based securities market index be disclosed. However, the Fund is not managed to an index nor should the index be viewed as a “benchmark” for the Fund’s performance. The indexes are not intended to be indicative of the Fund’s investment strategies, portfolio components or past or future performance. Please see Additional Information Regarding the Funds for a description of the Fund’s principal investment strategies.

(2)
Distribution rates are not performance and are calculated by annualizing the most recent distribution per share and dividing by the NAV or Market Price, as applicable, as of the reported date. Distributions may be comprised of ordinary income, net capital gains, and/or a return of capital (“ROC”) of your investment in the Fund. Because the distribution rate may include a ROC, it should not be confused with yield or income. If the Fund estimates that a portion of its distribution may be comprised of amounts from sources other than net investment income in accordance with its policies and good accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. Please refer to the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Please visit www.pimco.com for most recent Section 19 Notice, if applicable. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

(3)
Represents total effective leverage outstanding, as a percentage of total managed assets. Total effective leverage consists of preferred shares, reverse repurchase agreements and other borrowings, credit default swap notional and floating rate notes issued in tender option bond transactions, as applicable (collectively “Total Effective Leverage”). The Fund may engage in other transactions not included in Total Effective Leverage disclosed above that may give rise to a form of leverage, including certain derivative transactions. For the purpose of calculating Total Effective Leverage outstanding as a percentage of total managed assets, total managed assets refer to total assets (including assets attributable to Total Effective Leverage that may be outstanding) minus accrued liabilities (other than liabilities representing Total Effective Leverage).

Investment Objective and Strategy Overview

PIMCO Municipal Income Fund III’s investment objective is to seek to provide current income exempt from federal income tax.

Fund Insights at NAV

The following affected performance (on a gross basis) during the reporting period:

»	Select exposures to off-benchmark positions in tax-exempt mortgage pools contributed to performance, as the securities posted positive returns.

»	There were no other material contributors for this Fund.

»	The costs associated with one or more forms of leverage detracted from performance. That said, the net impact on the Fund’s performance of the cost of leverage is generally determined by comparing the return on the additional investments purchased with such leverage against the cost of such leverage.

»	Exposure to the healthcare sector detracted from performance, as the sector posted negative returns.

»	Exposure to the transportation sector detracted from performance, as the sector posted negative returns.

14	PIMCO CLOSED-END FUNDS

Index Descriptions

Index	Index Description

Bloomberg NY Muni 22+ Year Index
The Bloomberg NY Muni 22+ Year Index is the long maturity New York component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds. It is an unmanaged index representative of the tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

ICE New York Long Duration Municipal Securities Index
ICE New York Long Duration Municipal Securities Index is a subset of the ICE Long Duration National Municipal Securities Index including only securities issued within the State of New York. The ICE Long Duration National Municipal Securities Index tracks the performance of long duration rated and unrated US dollar denominated tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. It is not possible to invest directly in an unmanaged index.

Bloomberg Municipal Long 22+ Bond Index	Bloomberg Municipal Long 22+ Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

ICE Long Duration National Municipal Securities Index
ICE Long Duration National Municipal Securities Index tracks the performance of long duration rated and unrated US dollar denominated tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. It is not possible to invest directly in an unmanaged index.

Bloomberg CA Muni 22+ Year Index
The Bloomberg CA Muni 22+ Year Index is the long maturity California component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds. It is an unmanaged index representative of the tax-exempt bond market. It is not possible to invest directly in an unmanaged index.

ICE California Long Duration Municipal Securities Index
ICE California Long Duration Municipal Securities Index is a subset of the ICE Long Duration National Municipal Securities Index including only securities issued within the State of California. The ICE Long Duration National Municipal Securities Index tracks the performance of long duration rated and unrated US dollar denominated tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	JUNE 30, 2025	15

Financial Highlights (Consolidated)

		Investment Operations		Less Distributions to Preferred Shareholders (c)			Less Distributions to Common Shareholders (d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)	Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS (c)	Increase Resulting from Common Share Offering		Offering Cost Charged to Paid in Capital

PIMCO California Municipal Income Fund

01/01/2025 - 06/30/2025+	$10.33	$0.18	$(0.87)	$0.00	$0.00	$(0.69)	$(0.22)	$0.00	$0.00	$(0.22)	$0.00	$	N/A	$	N/A

12/31/2024	10.66	0.37	(0.29)	(0.10)	0.00	(0.02)	(0.27)	0.00	(0.16)	(0.43)	0.12		N/A		N/A

12/31/2023	10.31	0.55	0.57	(0.37)	0.00	0.75	(0.24)	0.00	(0.19)	(0.43)	0.03		N/A		N/A

12/31/2022	14.08	0.65	(3.48)	(0.14)	0.00	(2.97)	(0.59)	(0.02)	(0.19)	(0.80)	0.00		N/A		N/A

12/31/2021	14.28	0.71	(0.12)	(0.01)	0.00	0.58	(0.78)	0.00	0.00	(0.78)	0.00		N/A		N/A

12/31/2020	14.20	0.74	0.20	(0.07)	0.00	0.87	(0.78)	(0.01)	0.00	(0.79)	0.00		N/A		N/A

PIMCO California Municipal Income Fund II

01/01/2025 - 06/30/2025+	$6.59	$0.11	$(0.56)	$0.00	$0.00	$(0.45)	$(0.13)	$0.00	$0.00	$(0.13)	$0.00	$	N/A	$	N/A

12/31/2024	6.81	0.23	(0.20)	(0.05)	0.00	(0.02)	(0.18)	0.00	(0.08)	(0.26)	0.06		N/A		N/A

12/31/2023	6.53	0.33	0.38	(0.22)	0.00	0.49	(0.16)	0.00	(0.10)	(0.26)	0.05		N/A		N/A

12/31/2022	9.11	0.39	(2.50)	(0.09)	0.00	(2.20)	(0.36)	0.00	(0.02)	(0.38)	0.00		N/A		N/A

12/31/2021	9.13	0.40	(0.04)	0.00	0.00	0.36	(0.38)	0.00	0.00	(0.38)	0.00		N/A		N/A

12/31/2020	8.98	0.41	0.17	(0.04)	0.00	0.54	(0.38)	(0.01)	0.00	(0.39)	0.00		N/A		N/A

PIMCO California Municipal Income Fund III

01/01/2025 - 06/30/2025+	$7.62	$0.13	$(0.63)	$0.00	$0.00	$(0.50)	$(0.18)	$0.00	$0.00	$(0.18)	$0.00	$	N/A	$	N/A

12/31/2024	7.89	0.27	(0.20)	(0.07)	0.00	0.00	(0.20)	0.00	(0.15)	(0.35)	0.08		N/A		N/A

12/31/2023	7.70	0.39	0.37	(0.25)	0.00	0.51	(0.27)	0.00	(0.08)	(0.35)	0.03		N/A		N/A

12/31/2022	10.20	0.48	(2.43)	(0.09)	0.00	(2.04)	(0.46)	0.00	0.00	(0.46)	0.00		N/A		N/A

12/31/2021	10.29	0.52	(0.15)	0.00	0.00	0.37	(0.46)	0.00	0.00	(0.46)	0.00		N/A		N/A

12/31/2020	10.20	0.52	0.09	(0.05)	0.00	0.56	(0.46)	(0.01)	0.00	(0.47)	0.00		N/A		N/A

PIMCO New York Municipal Income Fund

01/01/2025 - 06/30/2025+	$8.54	$0.16	$(0.72)	$0.00	$0.00	$(0.56)	$(0.20)	$0.00	$0.00	$(0.20)	$0.00	$	N/A	$	N/A

12/31/2024	8.98	0.30	(0.35)	(0.07)	0.00	(0.12)	(0.23)	0.00	(0.17)	(0.40)	0.08		N/A		N/A

12/31/2023	8.70	0.45	0.47	(0.29)	0.00	0.63	(0.15)	0.00	(0.25)	(0.40)	0.05		N/A		N/A

12/31/2022	12.13	0.48	(3.30)	(0.11)	0.00	(2.93)	(0.40)	0.00	(0.10)	(0.50)	0.00		N/A		N/A

12/31/2021	12.01	0.54	0.09	(0.01)	0.00	0.62	(0.50)	0.00	0.00	(0.50)	0.00		N/A		N/A

12/31/2020	12.15	0.60	(0.17)	(0.06)	0.00	0.37	(0.50)	(0.01)	0.00	(0.51)	0.00		N/A		N/A

PIMCO New York Municipal Income Fund II

01/01/2025 - 06/30/2025+	$8.27	$0.16	$(0.73)	$0.00	$0.00	$(0.57)	$(0.18)	$0.00	$0.00	$(0.18)	$0.00	$	N/A	$	N/A

12/31/2024	8.66	0.30	(0.35)	(0.08)	0.00	(0.13)	(0.23)	0.00	(0.12)	(0.35)	0.09		N/A		N/A

12/31/2023	8.29	0.44	0.55	(0.30)	0.00	0.69	(0.23)	0.00	(0.12)	(0.35)	0.03		N/A		N/A

12/31/2022	11.66	0.47	(3.25)	(0.11)	0.00	(2.89)	(0.48)	0.00	0.00	(0.48)	0.00		N/A		N/A

12/31/2021	11.50	0.48	0.17	(0.01)	0.00	0.64	(0.48)	0.00	0.00	(0.48)	0.00		N/A		N/A

12/31/2020	11.59	0.56	(0.12)	(0.05)	0.00	0.39	(0.48)	0.00	0.00	(0.48)	0.00		N/A		N/A

PIMCO New York Municipal Income Fund III

01/01/2025 - 06/30/2025+	$6.57	$0.12	$(0.60)	$0.00	$0.00	$(0.48)	$(0.15)	$0.00	$0.00	$(0.15)	$0.00	$	N/A	$	N/A

12/31/2024	6.88	0.24	(0.26)	(0.08)	0.00	(0.10)	(0.17)	0.00	(0.13)	(0.30)	0.09		N/A		N/A

12/31/2023	6.66	0.39	0.40	(0.30)	0.00	0.49	(0.10)	0.00	(0.20)	(0.30)	0.03		N/A		N/A

12/31/2022	9.20	0.42	(2.42)	(0.11)	0.00	(2.11)	(0.33)	0.00	(0.10)	(0.43)	0.00		N/A		N/A

12/31/2021	9.15	0.44	0.05	(0.01)	0.00	0.48	(0.43)	0.00	0.00	(0.43)	0.00		N/A		N/A

12/31/2020	9.29	0.48	(0.14)	(0.05)	0.00	0.29	(0.42)	0.00	(0.01)	(0.43)	0.00		N/A		N/A

PIMCO Municipal Income Fund

01/01/2025 - 06/30/2025+	$9.20	$0.19	$(0.70)	$0.00	$0.00	$(0.51)	$(0.25)	$0.00	$0.00	$(0.25)	$0.00	$	N/A	$	N/A

12/31/2024	9.73	0.40	(0.44)	(0.10)	0.00	(0.14)	(0.32)	0.00	(0.18)	(0.50)	0.11		N/A		N/A

12/31/2023	9.51	0.61	0.43	(0.37)	0.00	0.67	(0.37)	0.00	(0.13)	(0.50)	0.05		N/A		N/A

12/31/2022	13.33	0.68	(3.71)	(0.14)	0.00	(3.17)	(0.65)	0.00	0.00	(0.65)	0.00		N/A		N/A

12/31/2021	13.22	0.71	0.06	(0.01)	0.00	0.76	(0.65)	0.00	0.00	(0.65)	0.00		N/A		N/A

12/31/2020	13.35	0.74	(0.07)	(0.07)	0.00	0.60	(0.65)	(0.08)	0.00	(0.73)	0.00		N/A		N/A

16	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period (a)	Market Price End of Year or Period	Total Investment Return (e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (f)(g)		Expenses Excluding Waivers (f)(g)		Expenses Excluding Interest Expense (f)		Expenses Excluding Interest Expense and Waivers (f)		Net Investment Income (Loss) (f)		Portfolio Turnover Rate

$9.42	$8.59	(2.64)%	$178,737	4.26	%*	4.26	%*	1.27	%*	1.27	%*	3.65	%*	25%

10.33	9.04	1.49	195,996	3.82		3.82		1.31		1.31		3.49		24

10.66	9.32	(35.33)	202,306	2.16		2.16		1.34		1.34		5.43		28

10.31	15.07	(14.34)	195,462	1.78		1.78		1.26		1.26		5.73		28

14.08	18.58	7.99	266,321	1.44		1.44		1.20		1.20		5.05		11

14.28	17.98	(4.94)	269,561	1.67		1.67		1.22		1.22		5.28		15

$6.01	$5.36	(4.13)%	$193,962	4.21	%*	4.21	%*	1.27	%*	1.27	%*	3.68	%*	24%

6.59	5.72	3.00	212,647	3.90		3.90		1.31		1.31		3.37		25

6.81	5.80	(10.74)	219,490	2.29		2.29		1.37		1.37		5.12		25

6.53	6.79	(23.32)	210,581	1.77		1.77		1.29		1.29		5.49		27

9.11	9.35	7.99	293,165	1.41		1.41		1.21		1.21		4.44		11

9.13	9.03	(5.58)	293,591	1.62		1.62		1.23		1.23		4.68		19

$6.94	$6.23	(6.84)%	$156,097	4.23	%*	4.23	%*	1.26	%*	1.26	%*	3.74	%*	25%

7.62	6.87	(2.19)	171,366	3.87		3.87		1.33		1.33		3.45		28

7.89	7.37	(7.46)	177,348	2.33		2.33		1.36		1.36		5.20		30

7.70	8.35	(20.55)	172,972	1.80		1.80		1.27		1.27		5.71		28

10.20	11.10	13.11	228,733	1.45		1.45		1.21		1.21		5.06		13

10.29	10.25	(5.89)	230,271	1.68		1.68		1.23		1.23		5.13		13

$7.78	$6.99	(3.33)%	$61,210	4.00	%*	4.00	%*	1.37	%*	1.37	%*	3.88	%*	28%

8.54	7.43	(0.56)	67,212	3.36		3.36		1.37		1.37		3.43		22

8.98	7.86	(8.59)	70,675	1.48		1.48		1.39		1.39		5.16		45

8.70	9.03	(22.47)	68,397	1.49		1.49		1.24		1.24		4.90		45

12.13	12.29	9.70	95,190	1.25		1.25		1.20		1.20		4.44		23

12.01	11.68	(11.51)	94,059	1.52		1.52		1.23		1.23		5.13		26

$7.52	$6.72	(3.76)%	$84,298	4.39	%*	4.39	%*	1.36	%*	1.36	%*	4.08	%*	23%

8.27	7.16	(1.12)	92,654	3.91		3.91		1.42		1.42		3.55		27

8.66	7.59	0.12	97,066	2.13		2.13		1.43		1.43		5.34		46

8.29	7.95	(26.06)	92,937	1.93		1.93		1.38		1.38		5.10		42

11.66	11.35	8.87	130,581	1.57		1.57		1.31		1.31		4.18		14

11.50	10.87	(5.82)	128,709	1.84		1.84		1.35		1.35		4.97		22

$5.94	$5.24	(5.09)%	$34,162	4.49	%*	4.49	%*	1.50	%*	1.50	%*	3.82	%*	22%

6.57	5.67	(0.04)	37,733	3.93		3.93		1.67		1.67		3.56		26

6.88	5.96	(8.35)	39,552	1.73		1.73		1.73		1.73		5.91		58

6.66	6.83	(22.40)	38,240	1.69		1.69		1.55		1.55		5.64		38

9.20	9.31	8.99	52,786	1.62		1.62		1.49		1.49		4.78		16

9.15	8.93	(2.75)	52,414	1.80		1.80		1.49		1.49		5.32		27

$8.44	$7.98	(8.49)%	$222,053	4.36	%*	4.36	%*	1.30	%*	1.30	%*	4.43	%*	24%

9.20	8.98	1.52	241,717	3.86		3.86		1.34		1.34		4.26		23

9.73	9.33	(5.62)	255,236	1.98		1.98		1.35		1.35		6.49		36

9.51	10.43	(27.24)	248,707	1.67		1.67		1.26		1.26		6.38		36

13.33	15.22	15.11	347,062	1.36		1.36		1.19		1.19		5.33		18

13.22	13.85	(2.99)	343,020	1.59		1.59		1.23		1.23		5.71		21

SEMIANNUAL REPORT	|	JUNE 30, 2025	17

Financial Highlights (Consolidated)	(Cont.)

		Investment Operations		Less Distributions to Preferred Shareholders (c)			Less Distributions to Common Shareholders (d)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period (a)	Net Investment Income (Loss) (b)	Net Realized/ Unrealized Gain (Loss)	From Net Investment Income	From Net Realized Capital Gains	Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total	Increase Resulting from Tender of ARPS (c)	Increase Resulting from Common Share Offering		Offering Cost Charged to Paid in Capital

PIMCO Municipal Income Fund II

01/01/2025 - 06/30/2025+	$8.56	$0.17	$(0.62)	$0.00	$0.00	$(0.45)	$(0.24)	$0.00	$0.00	$(0.24)	$0.00	$	N/A	$	N/A

12/31/2024	9.01	0.36	(0.35)	(0.06)	0.00	(0.05)	(0.30)	0.00	(0.17)	(0.47)	0.07		N/A		N/A

12/31/2023	8.76	0.52	0.40	(0.25)	0.00	0.67	(0.30)	0.00	(0.17)	(0.47)	0.05		0.00		0.00

12/31/2022	12.37	0.60	(3.43)	(0.10)	0.00	(2.93)	(0.60)	0.00	(0.11)	(0.71)	0.00		0.03		0.00

12/31/2021	12.42	0.66	0.00	0.00	0.00	0.66	(0.71)	0.00	0.00	(0.71)	0.00		N/A		N/A

12/31/2020	12.50	0.69	(0.01)	(0.05)	0.00	0.63	(0.71)	0.00	0.00	(0.71)	0.00		N/A		N/A

PIMCO Municipal Income Fund III

01/01/2025 - 06/30/2025+	$7.89	$0.16	$(0.60)	$0.00	$0.00	$(0.44)	$(0.20)	$0.00	$0.00	$(0.20)	$0.00	$	N/A	$	N/A

12/31/2024	8.30	0.34	(0.36)	(0.07)	0.00	(0.09)	(0.28)	0.00	(0.12)	(0.40)	0.08		N/A		N/A

12/31/2023	8.02	0.49	0.41	(0.26)	0.00	0.64	(0.30)	0.00	(0.10)	(0.40)	0.04		N/A		N/A

12/31/2022	11.41	0.57	(3.31)	(0.10)	0.00	(2.84)	(0.55)	0.00	0.00	(0.55)	0.00		N/A		N/A

12/31/2021	11.36	0.59	0.01	0.00	0.00	0.60	(0.55)	0.00	0.00	(0.55)	0.00		N/A		N/A

12/31/2020	11.34	0.62	0.01	(0.05)	0.00	0.58	(0.55)	(0.01)	0.00	(0.56)	0.00		N/A		N/A

18	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Common Share			Ratios/Supplemental Data
				Ratios to Average Net Assets Applicable to Common Shareholders
Net Asset Value End of Year or Period (a)	Market Price End of Year or Period	Total Investment Return (e)	Net Assets Applicable to Common Shareholders End of Year or Period (000s)	Expenses (f)(g)		Expenses Excluding Waivers (f)(g)		Expenses Excluding Interest Expense (f)		Expenses Excluding Interest Expense and Waivers (f)		Net Investment Income (Loss) (f)		Portfolio Turnover Rate

$7.87	$7.45	(5.14)%	$523,282	4.07	%*	4.07	%*	1.19	%*	1.19	%*	4.26	%*	27%

8.56	8.09	2.96	568,780	3.69		3.69		1.22		1.22		4.12		22

9.01	8.30	(2.97)	598,635	2.28		2.28		1.22		1.22		5.97		35

8.76	9.04	(33.71)	578,039	1.77		1.77		1.14		1.14		6.08		33

12.37	14.61	7.47	783,316	1.30		1.30		1.08		1.08		5.32		13

12.42	14.30	(4.81)	782,327	1.59		1.59		1.11		1.11		5.70		20

$7.25	$6.86	(4.18)%	$242,408	4.19	%*	4.19	%*	1.23	%*	1.23	%*	4.20	%*	24%

7.89	7.36	4.81	263,660	3.81		3.81		1.29		1.29		4.16		23

8.30	7.39	(10.64)	277,608	2.25		2.25		1.32		1.32		6.07		40

8.02	8.71	(27.40)	267,714	1.76		1.76		1.22		1.22		6.32		32

11.41	12.75	12.32	379,521	1.37		1.37		1.15		1.15		5.18		9

11.36	11.89	(0.54)	376,741	1.64		1.64		1.18		1.18		5.57		25

SEMIANNUAL REPORT	|	JUNE 30, 2025	19

Financial Highlights ( Consolidated )	(Cont.)

Ratios/Supplemental Data

	ARPS				RVMTP (5)
Selected Per Share Data for the Year Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per RVMTP (4)

PIMCO California Municipal Income Fund
01/01/2025 - 06/30/2025	N/A	N/A	N/A	N/A	$136,600,000	$230,850	$100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	136,600,000	243,460	100,000	N/A
12/31/2023	109,900,000	59,968	25,000	N/A	34,600,000	239,870	100,000	N/A
12/31/2022	120,625,000	58,655	25,000	N/A	24,400,000	234,620	100,000	N/A
12/31/2021	120,625,000	69,408	25,000	N/A	29,300,000	277,630	100,000	N/A
12/31/2020	120,625,000	69,948	25,000	N/A	29,300,000	279,790	100,000	N/A

PIMCO California Municipal Income Fund II
01/01/2025 - 06/30/2025	N/A	N/A	N/A	N/A	$146,700,000	$232,220	$100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	146,700,000	244,930	100,000	N/A
12/31/2023	97,875,000	60,470	25,000	N/A	56,700,000	241,880	100,000	N/A
12/31/2022	128,675,000	58,680	25,000	N/A	27,500,000	234,720	100,000	N/A
12/31/2021	128,675,000	69,970	25,000	N/A	34,300,000	279,880	100,000	N/A
12/31/2020	128,675,000	70,035	25,000	N/A	34,300,000	280,140	100,000	N/A

PIMCO California Municipal Income Fund III
01/01/2025 - 06/30/2025	N/A	N/A	N/A	N/A	$118,600,000	$231,620	$100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	118,600,000	244,470	100,000	N/A
12/31/2023	86,775,000	60,620	25,000	N/A	37,600,000	242,480	100,000	N/A
12/31/2022	97,875,000	59,578	25,000	N/A	27,100,000	238,310	100,000	N/A
12/31/2021	97,875,000	70,755	25,000	N/A	27,100,000	283,020	100,000	N/A
12/31/2020	97,875,000	71,063	25,000	N/A	27,100,000	284,250	100,000	N/A

PIMCO New York Municipal Income Fund
01/01/2025 - 06/30/2025	N/A	N/A	N/A	N/A	$41,000,000	$249,290	$100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	41,000,000	263,910	100,000	N/A
12/31/2023	33,400,000	77,838	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2022	41,025,000	66,640	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2021	41,025,000	83,005	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	41,025,000	82,318	25,000	N/A	N/A	N/A	100,000	N/A

PIMCO New York Municipal Income Fund II
01/01/2025 - 06/30/2025	N/A	N/A	N/A	N/A	$64,900,000	$229,890	$100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	64,900,000	242,740	100,000	N/A
12/31/2023	51,100,000	61,733	25,000	N/A	14,900,000	246,930	100,000	N/A
12/31/2022	58,000,000	56,845	25,000	N/A	14,900,000	227,380	100,000	N/A
12/31/2021	58,000,000	66,323	25,000	N/A	21,000,000	265,290	100,000	N/A
12/31/2020	58,000,000	65,730	25,000	N/A	21,000,000	262,920	100,000	N/A

PIMCO New York Municipal Income Fund III
01/01/2025 - 06/30/2025	N/A	N/A	N/A	N/A	$26,000,000	$231,390	$100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	26,000,000	245,110	100,000	N/A
12/31/2023	26,025,000	62,943	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2022	29,450,000	57,425	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2021	29,450,000	69,808	25,000	N/A	N/A	N/A	100,000	N/A
12/31/2020	29,450,000	69,493	25,000	N/A	N/A	N/A	100,000	N/A

20	PIMCO CLOSED -END FUNDS	See Accompanying Notes

	ARPS				RVMTP (5)
Selected Per Share Data for the Year Ended^:	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per ARPS (3)	Total Amount Outstanding	Asset Coverage per Preferred Share (1)	Involuntary Liquidating Preference per Preferred Share (2)	Average Market Value per RVMTP (4)

PIMCO Municipal Income Fund
01/01/2025 - 06/30/2025	N/A	N/A	N/A	N/A	$172,600,000	$228,650	$100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	172,600,000	240,030	100,000	N/A
12/31/2023	145,125,000	59,698	25,000	N/A	38,600,000	238,790	100,000	N/A
12/31/2022	166,700,000	58,598	25,000	N/A	18,200,000	234,390	100,000	N/A
12/31/2021	166,700,000	70,665	25,000	N/A	23,300,000	282,660	100,000	N/A
12/31/2020	166,700,000	70,133	25,000	N/A	23,300,000	280,530	100,000	N/A

PIMCO Municipal Income Fund II
01/01/2025 - 06/30/2025	N/A	N/A	N/A	N/A	$377,200,000	$238,730	$100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	377,200,000	250,770	100,000	N/A
12/31/2023	239,650,000	66,098	25,000	N/A	124,200,000	264,390	100,000	N/A
12/31/2022	298,275,000	64,345	25,000	N/A	68,700,000	257,380	100,000	N/A
12/31/2021	298,275,000	78,363	25,000	N/A	68,700,000	313,450	100,000	N/A
12/31/2020	298,275,000	78,293	25,000	N/A	68,700,000	313,170	100,000	N/A

PIMCO Municipal Income Fund III
01/01/2025 - 06/30/2025	N/A	N/A	N/A	N/A	$182,200,000	$233,050	$100,000	N/A
12/31/2024	N/A	N/A	N/A	N/A	182,200,000	244,690	100,000	N/A
12/31/2023	129,425,000	61,958	25,000	N/A	58,200,000	247,830	100,000	N/A
12/31/2022	154,700,000	60,383	25,000	N/A	34,300,000	241,530	100,000	N/A
12/31/2021	154,700,000	75,200	25,000	N/A	34,300,000	300,800	100,000	N/A
12/31/2020	154,700,000	74,833	25,000	N/A	34,300,000	299,330	100,000	N/A

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)
Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in each Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Funds.

(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)	Auction Rate Preferred Shareholders (“ARPS”). See Note 12, Preferred Shares, in the Notes to Financial Statements for more information.
(d)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions - Common Shares, in the Notes to Financial Statements for more information.

(e)
Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each year or period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Funds’ dividend reinvestment plan. Total investment return does not reflect brokerage commissions in connection with the purchase or sale of Fund shares.

(f)
Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders. The expense ratio and net investment income do not reflect the effects of dividend payments to preferred shareholders.

(g)
Ratio includes interest expense which primarily relates to participation in borrowing and financing transactions, interest paid to RVMTP shareholders and the amortization of debt issuance costs of RVMTP Shares. See Note 5, Borrowings and Other Financing Transactions and Note 12, Preferred Shares in the Notes to Financial Statements for more information.

1
“Asset Coverage per Preferred Share” means the ratio that the value of the total assets of the Fund, less all liabilities and indebtedness not represented by ARPS or RVMTP, bears to the aggregate of the involuntary liquidation preference of ARPS or RVMTP, expressed as a dollar amount per ARPS or RVMTP.

2
“Involuntary Liquidating Preference” means the amount to which a holder of ARPS or RVMTP would be entitled upon the involuntary liquidation of the Fund in preference to the Common Shareholders, expressed as a dollar amount per Preferred Share.

3
Between November 4, 2024 and November 8, 2024, the Funds redeemed each outstanding series of ARPS at the full liquidation preference (i.e., face value) of the ARPS. See Note 12, Preferred Shares, in the Notes to Financial Statements for more information.

4
The RVMTP have no readily ascertainable market value. The liquidation value of the RVMTP represents its liquidation preference, which approximates fair value of the shares less any unamortized debt issuance costs. See Note 12, in the Notes to Financial Statements for more information.

5	Prior to July 14, 2021, RVMTP Shares were Variable Rate MuniFund Term Preferred Shares. See Note 12, Preferred Shares.

SEMIANNUAL REPORT	|	JUNE 30 , 2025	21

Consolidated Statements of Assets and Liabilities	June 30, 2025	(Unaudited)

(Amounts in thousands † , except per share amounts)	PIMCO California Municipal Income Fund	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

Assets:

Investments, at value
Investments in securities	$309,074	$333,959	$272,000	$100,093	$143,171	$59,716
Cash	4,101	4,780	815	1,333	4,813	0
Receivable for investments sold	1,101	1,211	991	0	0	0
Interest and/or dividends receivable	3,715	3,663	3,065	1,067	1,601	637
Other assets	165	89	79	31	42	19
Total Assets	318,156	343,702	276,950	102,524	149,627	60,372

Liabilities:
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value**	$136,358	$146,426	$118,367	$40,923	$64,746	$25,928
Payable for investments purchased	1,926	2,033	1,391	0	0	0
Distributions payable to common shareholders	683	694	663	264	331	142
Overdraft due to custodian	0	0	0	0	0	45
Accrued management fees	176	190	156	62	87	41
Other liabilities	276	397	276	65	165	54
Total Liabilities	139,419	149,740	120,853	41,314	65,329	26,210

Commitments and Contingent Liabilities ^

Net Assets Applicable to Common Shareholders	$178,737	$193,962	$156,097	$61,210	$84,298	$34,162

Net Assets Applicable to Common Shareholders Consist of:
Par value ^^	$0	$0	$0	$0	$0	$0
Paid in capital in excess of par	217,875	229,730	191,043	80,180	110,041	44,157
Distributable earnings (accumulated loss)	(39,138)	(35,768)	(34,946)	(18,970)	(25,743)	(9,995)

Net Assets Applicable to Common Shareholders	$178,737	$193,962	$156,097	$61,210	$84,298	$34,162

Net Asset Value Per Common Share (a)	$9.42	$6.01	$6.94	$7.78	$7.52	$5.94

Common Shares Outstanding	18,981	32,253	22,488	7,868	11,209	5,747

Cost of investments in securities	$323,952	$344,006	$285,370	$105,786	$150,587	$62,829

** Includes unamortized debt issuance cost of	$242	$274	$233	$77	$154	$72

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

22	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Assets and Liabilities	June 30, 2025	(Unaudited)

(Amounts in thousands † , except per share amounts)	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III

Assets:

Investments, at value
Investments in securities	$395,264	$912,665	$426,753
Cash	4,658	7,729	3,417
Receivable for investments sold	0	0	12
Receivable for Fund shares sold	613	1,460	672
Interest and/or dividends receivable	4,560	10,583	4,825
Other assets	156	314	149
Total Assets	405,251	932,751	435,828

Liabilities:

Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$0	$7570	$0
Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value **	172,326	376,701	181,903
Payable for investments purchased	4,495	10,359	4,763
Payable for unfunded loan commitments	4,671	10,923	5,014
Distributions payable to common shareholders	1,104	2,627	1,104
Accrued management fees	220	488	237
Other liabilities	382	801	399
Total Liabilities	183,198	409,469	193,420

Commitments and Contingent Liabilities^

Net Assets Applicable to Common Shareholders	$222,053	$523,282	$242,408

Net Assets Applicable to Common Shareholders Consist of:
Par value ^^	$0	$1	$0
Paid in capital in excess of par	284,686	664,295	310,047
Distributable earnings (accumulated loss)	(62,633)	(141,014)	(67,639)

Net Assets Applicable to Common Shareholders	$222,053	$523,282	$242,408

Net Asset Value Per Common Share (a)	$8.44	$7.87	$7.25

Common Shares Outstanding	26,294	66,493	33,436

Cost of investments in securities	$411,693	$946240	$445,243

** Includes unamortized debt issuance cost of	$274	$499	$297

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information.
^^	($0.00001 per share)
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	JUNE 30, 2025	23

Consolidated Statements of Operations

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands † )	PIMCO California Municipal Income Fund	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III	PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

Investment Income:

Interest	$7,297	$7,882	$6,423	$2,493	$3,688	$1,474
Total Income	7,297	7,882	6,423	2,493	3,688	1,474

Expenses:

Management fees	1,126	1,216	995	400	555	263
Trustee fees and related expenses	13	14	11	4	6	3
Interest expense	2,758	2,940	2,395	832	1,319	531
Auction agent fees and commissions	29	31	10	29	30	0
Total Expenses	3,926	4,201	3,411	1,265	1,910	797

Net Investment Income (Loss)	3,371	3,681	3,012	1,228	1,778	677

Net Realized Gain (Loss):

Investments in securities	(1,844)	(2,120)	(1,631)	(1,939)	(2,557)	(613)

Net Realized Gain (Loss)	(1,844)	(2,120)	(1,631)	(1,939)	(2,557)	(613)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(14,687)	(16,087)	(12,670)	(3,709)	(5,595)	(2,780)

Net Change in Unrealized Appreciation (Depreciation)	(14,687)	(16,087)	(12,670)	(3,709)	(5,595)	(2,780)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,160)	$(14,526)	$(11,289)	$(4,420)	$(6,374)	$(2,716)

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Realized Capital Gains	$1	$2	$0	$0	$2	$0

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(13,159)	$(14,524)	$(11,289)	$(4,420)	$(6,372)	$(2,716)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

24	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Statements of Operations

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands † )	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III

Investment Income:

Interest	$10,013	$22,363	$10,447

Dividends	1	0	1

Miscellaneous income	(3)	(11)	(4)
Total Income	10,011	22,352	10,444

Expenses:

Management fees	1,403	3,113	1,510

Trustee fees and related expenses	17	38	18

Interest expense	3,487	7,729	3,684

Auction agent fees and commissions	63	35	11
Total Expenses	4,970	10,915	5,223

Net Investment Income (Loss)	5,041	11,437	5,221

Net Realized Gain (Loss):

Investments in securities	(8,581)	(13,194)	(5,642)

Net Realized Gain (Loss)	(8,581)	(13,194)	(5,642)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(9,608)	(28,143)	(14,212)

Net Change in Unrealized Appreciation (Depreciation)	(9,608)	(28,143)	(14,212)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(13,148)	$(29,900)	$(14,633)

Distributions on Auction Rate Preferred Shares from Net Investment Income and/or Realized Capital Gains	$0	$0	$1

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$(13,148)	$(29,900)	$(14,632)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	JUNE 30, 2025	25

Consolidated Statements of Changes in Net Assets

	PIMCO California Municipal Income Fund		PIMCO California Municipal Income Fund II

(Amounts in thousands † )	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,371	$6,958	$3,681	$7,305
Net realized gain (loss)	(1,844)	(365)	(2,120)	(635)
Net change in unrealized appreciation (depreciation)	(14,687)	(4,995)	(16,087)	(5,426)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,160)	1,598	(14,526)	1,244

Distributions on auction rate preferred shares from net investment income and/or realized	1	(1,894)	2	(1,694)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(13,159)	(296)	(14,524)	(450)

Distributions to Shareholders:
From net investment income and/or net realized capital gains	(4,100)	(5,191)	(4,161)	(5,789)
Tax basis return of capital	0	(3,009)	0	(2,532)

Total Distributions to Common Shareholders (a)	(4,100)	(8,200)	(4,161)	(8,321)

Auction-Rate Preferred Share Transactions:

Net Increase (Decrease) resulting from tender of Auction Rate Preferred Shares	0	2,186	0	1,928

Common Share Transactions*:

Issued as reinvestment of distributions	0	0	0	0

Net increase (decrease) resulting from common share transactions	0	2,186	0	1,928

Total increase (decrease) in net assets applicable to common shareholders	(17,259)	(6,310)	(18,685)	(6,843)

Net Assets Applicable to Common Shareholders:

Beginning of period	195,996	202,306	212,647	219,490
End of period	$178,737	$195,996	$193,962	$212,647

*Common Share Transactions:

Shares issued as reinvestment of distributions	0	0	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

26	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO California Municipal Income Fund III		PIMCO New York Municipal Income Fund		PIMCO New York Municipal Income Fund II		PIMCO New York Municipal Income Fund III

Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

$3,012	$6,026	$1,228	$2,373	$1,778	$3,378	$677	$1,380
(1,631)	(539)	(1,939)	(100)	(2,557)	(323)	(613)	(115)
(12,670)	(3,741)	(3,709)	(2,650)	(5,595)	(3,618)	(2,780)	(1,448)

(11,289)	1,746	(4420)	(377)	(6374)	(563)	(2716)	(183)

0	(1,514)	0	(582)	2	(892)	0	(445)

(11,289)	232	(4,420)	(959)	(6,372)	(1,455)	(2,716)	(628)

(3,980)	(4,657)	(1,582)	(1,847)	(1,984)	(2,579)	(855)	(979)
0	(3,304)	0	(1,316)	0	(1,389)	0	(731)

(3,980)	(7,961)	(1,582)	(3,163)	(1,984)	(3,968)	(855)	(1,710)

0	1,713	0	659	0	1,011	0	519

0	34	0	0	0	0	0	0

0	1,747	0	659	0	1,011	0	519

(15,269)	(5,982)	(6,002)	(3,463)	(8,356)	(4,412)	(3,571)	(1,819)

171,366	177,348	67,212	70,675	92,654	97,066	37,733	39,552
$156,097	$171,366	$61,210	$67,212	$84,298	$92,654	$34,162	$37,733

0	4	0	0	0	0	0	0

SEMIANNUAL REPORT	|	JUNE 30, 2025	27

Consolidated Statements of Changes in Net Assets

	PIMCO Municipal Income Fund		PIMCO Municipal Income Fund II		PIMCO Municipal Income Fund III

(Amounts in thousands † )	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,041	$10,630	$11,437	$24,132	$5,221	$11,321
Net realized gain (loss)	(8,581)	962	(13,194)	3,353	(5,642)	1,891
Net change in unrealized appreciation (depreciation)	(9,608)	(12,735)	(28,143)	(26,831)	(14,212)	(14,302)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,148)	(1,143)	(29,900)	654	(14,633)	(1,090)
Distributions on auction rate preferred shares from net investment income and/or realized	0	(2,533)	0	(4,205)	1	(2,247)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	(13,148)	(3,676)	(29,900)	(3,551)	(14,632)	(3,337)

Distributions to Shareholders:
From net investment income and/or net realized capital gains	(6,625)	(8,430)	(15,758)	(20,377)	(6,620)	(9,261)
Tax basis return of capital	0	(4,801)	0	(11,110)	0	(3,977)

Total Distributions to Common Shareholders (a)	(6,625)	(13,231)	(15,758)	(31,487)	(6,620)	(13,238)

Auction-Rate Preferred Share Transactions:

Net Increase (Decrease) resulting from tender of Auction Rate Preferred Shares	0	2,852	0	4,664	0	2,565

Common Share Transactions*:

Issued as reinvestment of distributions	109	536	160	519	0	62

Net increase (decrease) resulting from common share transactions	109	3,388	160	5,183	0	2,627

Total increase (decrease) in net assets applicable to common shareholders	(19,664)	(13,519)	(45,498)	(29,855)	(21,252)	(13,948)

Net Assets Applicable to Common Shareholders:

Beginning of period	241,717	255,236	568,780	598,635	263,660	277,608
End of period	$222,053	$241,717	$523,282	$568,780	$242,408	$263,660

* Common Share Transactions:

Shares issued as reinvestment of distributions	12	56	18	58	0	8

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)
The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions — Common Shares, in the Notes to Financial Statements for more information.

28	PIMCO CLOSED-END FUNDS	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	JUNE 30, 2025	29

Consolidated Statements of Cash Flows

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands † )	PIMCO California Municipal Income Fund	PIMCO California Municipal Income Fund II	PIMCO California Municipal Income Fund III

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(13,160)	$(14,526)	$(11,289)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(79,042)	(83,612)	(69,291)
Proceeds from sales of long-term securities	82,151	85,722	70,587
(Increase) decrease in receivable for investments sold	(1,101)	(1,211)	(991)
(Increase) decrease in interest and/or dividends receivable	411	418	272
(Increase) decrease in other assets	0	0	0
Increase (decrease) in payable for investments purchased	1,926	2,033	1,391
Increase (decrease) in accrued management fees	(24)	(26)	(21)
Increase (decrease) in other liabilities	(199)	(197)	(184)
Net Realized (Gain) Loss
Investments in securities	1,844	2,120	1,631
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	14,687	16,087	12,670
Net amortization (accretion) on investments	(462)	(831)	(524)
Amortization of debt issuance cost	(93)	(77)	(89)

Net Cash Provided by (Used for) Operating Activities	6,938	5,900	4,162

Cash Flows Received from (Used for) Financing Activities:

Increase (decrease) in overdraft due to custodian	0	0	0
Cash distributions paid to common shareholders *	(4,100)	(4,161)	(3,981)
Cash distributions paid to auction rate preferred shareholders	1	2	0
Proceeds on Remarketable Variable Rate MuniFund Term Preferred Shares Net	142	139	137

Net Cash Received from (Used for) Financing Activities	(3,957)	(4,020)	(3,844)

Net Increase (Decrease) in Cash and Foreign Currency	2,981	1,880	318

Cash and Foreign Currency:

Beginning of period	1,120	2,900	497
End of period	$4,101	$4,780	$815

* Reinvestment of distributions to common shareholders	$0	$0	$0

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$2,869	$3,036	$2,499

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

30	PIMCO CLOSED-END FUNDS	See Accompanying Notes

PIMCO New York Municipal Income Fund	PIMCO New York Municipal Income Fund II	PIMCO New York Municipal Income Fund III

$(4,420)	$(6,374)	$(2,716)

(28,709)	(34,823)	(14,662)
29,504	34,709	13,399
0	0	0
22	(19)	(11)
0	(1)	0
0	0	0
(9)	(12)	(6)
(89)	(149)	(80)

1,939	2,557	613

3,709	5,595	2,780
(53)	(106)	(120)
(62)	(97)	(59)

1,832	1,280	(862)

0	0	45
(1,582)	(1,983)	(856)
0	2	0
72	122	69

(1,510)	(1,859)	(742)

322	(579)	(1,604)

1,011	5,392	1,604
$1,333	$4,813	$0

$0	$0	$0

$900	$1,424	$593

SEMIANNUAL REPORT	|	JUNE 30, 2025	31

Consolidated Statements of Cash Flows

Six Months Ended June 30, 2025 (Unaudited)
(Amounts in thousands † )	PIMCO Municipal Income Fund	PIMCO Municipal Income Fund II	PIMCO Municipal Income Fund III

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(13,148)	$(29,900)	$(14,633)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(99,883)	(252,679)	(111,047)
Proceeds from sales of long-term securities	98,658	245,862	103,602
(Increase) decrease in receivable for investments sold	0	0	1
(Increase) decrease in interest and/or dividends receivable	480	860	473
(Increase) decrease in other assets	1	(3)	0
Increase (decrease) in payable for investments purchased	4,495	10,359	4,763
Increase (decrease) in accrued management fees	(30)	(66)	(32)
Increase (decrease) in other liabilities	(223)	(342)	(238)
Net Realized (Gain) Loss
Investments in securities	8,581	13,194	5,642
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	9,608	28,143	14,212
Net amortization (accretion) on investments	(861)	(1,699)	(842)
Amortization of debt issuance cost	(93)	(74)	(100)

Net Cash Provided by (Used for) Operating Activities	7,585	13,655	1,801

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	(613)	(1,460)	(672)
Cash distributions paid to common shareholders*	(6,516)	(15,597)	(6,620)
Cash distributions paid to auction rate preferred shareholders	0	0	1
Payments on tender option bond transactions	0	(5)	0
Proceeds on Remarketable Variable Rate MuniFund Term Preferred Shares Net	150	183	164

Net Cash Received from (Used for) Financing Activities	(6,979)	(16,879)	(7,127)

Net Increase (Decrease) in Cash and Foreign Currency	606	(3,224)	(5,326)

Cash and Foreign Currency:

Beginning of period	4,052	10,953	8,743
End of period	$4,658	$7,729	$3,417

* Reinvestment of distributions to common shareholders	$109	$160	$0

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$3,603	$7,858	$3,809

†	A zero balance may reflect actual amounts rounding to less than one thousand.
A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

32	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO California Municipal Income Fund	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.9%

MUNICIPAL BONDS & NOTES 167.8%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	$850	$26

CALIFORNIA 151.4%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.010% due 10/01/2052 (c)	2,200	573

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.375% due 10/01/2049 (d)	2,890	1,616

Alhambra Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2047	870	915

Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023
4.250% due 08/01/2050	2,500	2,360

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2046	1,700	1,678

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.010% due 08/01/2047 (c)	680	213

Bay Area Toll Authority, California Revenue Bonds, Series 2023
4.125% due 04/01/2054	1,700	1,520

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,500	1,381

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,000	2,120

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	2,000	2,067

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 01/01/2056	2,340	2,417

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	764

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	505	506

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (c)	7,000	1,107

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.010% due 06/01/2055 (c)	4,700	840

California Educational Facilities Authority Revenue Bonds, Series 2018
4.000% due 10/01/2039	1,250	1,205

California Educational Facilities Authority Revenue Bonds, Series 2023
5.500% due 10/01/2053	1,250	1,227

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2042	250	263
5.000% due 10/01/2055	1,000	1,030

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	1,300	1,300

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,960	2,959
5.000% due 08/15/2055	6,000	6,004

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,400	1,368

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/01/2044	$1,000	$899
4.000% due 11/01/2051	2,500	2,146

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 08/15/2050	4,000	3,557

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	2,500	2,260

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 08/15/2045	1,400	1,465
5.000% due 10/01/2050 (a)	1,800	1,938

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021
3.750% due 03/25/2035	948	945

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.330% due 02/01/2042	1,000	972

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	2,000	2,018

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,300	1,290
6.000% due 03/01/2053	2,000	2,022
7.000% due 03/01/2053	500	477

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.010% due 01/01/2060 (c)	5,250	411
4.000% due 11/01/2055	915	736

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
9.500% due 01/01/2065	400	379

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	1,700	1,731

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2046	700	647

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	1,000	974

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 07/01/2041	1,000	1,003

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	500	499

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	900	829
4.000% due 09/01/2050 (e)	1,200	959

California Municipal Finance Authority Revenue Bonds, Series 2024
5.750% due 05/01/2054	235	233
6.000% due 01/01/2039	2,000	2,026

California Municipal Finance Authority Revenue Bonds, Series 2025
3.536% due 02/20/2041	1,774	1,543
5.250% due 01/01/2045	880	833

California Municipal Finance Authority Revenue Notes, Series 2021
3.000% due 09/01/2030 (e)	2,100	1,987

California Municipal Finance Authority Revenue Notes, Series 2025
5.000% due 11/01/2035	2,250	2,297

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2049	285	285
5.000% due 09/01/2054	200	194
5.125% due 09/01/2059	675	659

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	2,600	2,661

California School Finance Authority Revenue Bonds, Series 2019
5.000% due 07/01/2054	1,000	938

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California School Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2059	$400	$385

California School Finance Authority Revenue Bonds, Series 2025
5.000% due 07/01/2055	1,400	1,319

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	2,750	2,501

California State General Obligation Bonds, Series 2022
4.000% due 04/01/2049	2,250	2,025

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	1,800	1,717

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2043	3,700	3,702

California State University Revenue Bonds, Series 2024
4.000% due 11/01/2049	675	597

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	1,000	1,014

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2040	1,000	985
4.000% due 07/01/2043	350	329
4.000% due 07/01/2047	1,750	1,595

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	198
5.000% due 12/01/2046	5,700	5,391

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	894
5.500% due 12/01/2058	1,775	1,735

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,765	1,519

California Statewide Communities Development Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	2,045	2,056

California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.750% due 09/02/2055	1,430	1,353
5.000% due 09/02/2050	1,700	1,691

California Statewide Communities Development Authority, (FNMA Insured), Series 2024
4.000% due 10/01/2042	1,200	1,086

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	1,505	1,539

Central Valley Energy Authority, California Revenue Bonds, Series 2025
5.000% due 12/01/2055	1,700	1,813

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,200	1,087

Chino Valley Unified School District, California General Obligation Bonds, Series 2020
5.000% due 08/01/2055	2,000	2,040

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (c)	1,395	892
0.000% due 08/01/2042 (c)	1,500	672

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	2,500	1,648

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	1,095	926

Corona Norco Unified School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047	1,650	1,516

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	333
3.400% due 10/01/2046	450	340

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	33

Consolidated Schedule of Investments	PIMCO California Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	$2,000	$1,220

Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2022
4.950% due 12/01/2046	340	345

Desert Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,250	1,112

El Monte, California Certificates of Participation Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2034	7,530	7,544

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,002

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,315	1,224

Fontana Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2044	1,500	1,586

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	860	741

Fresno Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,410	2,217

Fresno Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2055	2,350	2,044

Glendale Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2050	1,500	1,330

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.010% due 06/01/2066 (c)	20,025	2,123

Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	2,000	1,838

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,400	3,181

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	2,000	1,823
5.000% due 07/01/2061	1,000	856

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/01/2049	1,350	1,235

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2053	2,000	1,753

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,043

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2024
4.000% due 12/01/2053	1,000	861

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,500	1,390

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
4.000% due 05/15/2050	2,185	1,904

Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2046	2,215	2,217

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.500% due 05/15/2035	2,000	2,178

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2034	2,000	2,175

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2042	$600	$643

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	10,345	12,377

Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured), Series 2024
4.000% due 06/01/2049	1,900	1,724

Manteca Unified School District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2045	880	813

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,000	1,808

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	2,650	2,475

Mountain House Community Facilities District, California Special Tax Bonds, Series 2025
5.000% due 09/01/2050	1,100	1,065

Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	2,550	2,273

Oceanside Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2041	1,020	993

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2051	500	446

Ontario Montclair School District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2046	1,650	1,673

Orange County, California Community Facilities District Special Tax Bonds, Series 2023
5.500% due 08/15/2053	900	923

Pacifica School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2050	1,700	1,747

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,300	1,166

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2007
2.900% due 05/15/2032	2,900	2,900

Richmond, California Wastewater Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,350	1,206

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2045 (c)	1,650	619

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	550	526

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	940

Riverside County, California Transportation Commission Revenue Bonds, Series 2013
0.000% due 06/01/2042 (c)	1,000	431

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,125	1,094
4.000% due 06/01/2047	1,500	1,311

Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2049	1,400	1,251

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,650	1,655
5.000% due 09/01/2047	450	441

Sacramento Municipal Utility District, California Revenue Bonds, Series 2023
5.000% due 08/15/2048	500	520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2050	$1,500	$1,242

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2053	3,350	3,446

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,000	1,660
5.000% due 07/01/2056	1,300	1,278

San Diego Housing Authority, Inc., California Revenue Bonds, (FHLMC Insured), Series 2024
4.200% due 06/01/2040	1,985	1,896

San Diego Unified School District, California General Obligation Bonds, Series 2020
4.000% due 07/01/2050	1,000	893

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	1,400	1,245
5.000% due 07/01/2048	1,000	1,044

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	2,000	1,757

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2046	2,000	1,979

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.250% due 05/01/2042	4,000	4,029

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2033	1,700	1,850

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,700	1,743

San Francisco, California City & County Revenue Bonds, (FNMA Insured), Series 2025
5.000% due 02/01/2046	1,200	1,201

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	825	811

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,100	1,115

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023
5.250% due 11/01/2052	1,250	1,303

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	3,300	3,622

San Juan Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,700	1,523

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (c)	1,600	1,174

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018
4.000% due 07/15/2052	1,650	1,485

Santa Clarita Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,000	1,840

Santa Monica, California Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,190	1,120

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (c)	1,000	542

Soquel Union Elementary School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046	1,000	914

34	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South San Francisco Unified School District, California General Obligation Bonds, Series 2023
4.000% due 09/01/2052	$1,000	$887

Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	650	626

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.010% due 06/01/2060 (c)	15,900	2,440

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	4,000	773

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2048	1,750	1,708

University of California Revenue Bonds, Series 2018
5.000% due 05/15/2048	5,000	5,039

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,250	2,867

Washington Township Health Care District, California General Obligation Bonds, Series 2015
4.000% due 08/01/2045	2,500	2,262

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.500% due 08/01/2053	1,350	1,427

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	2,000	1,849

		270,696

DELAWARE 1.5%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,690	2,220
7.120% due 10/01/2038	475	441

		2,661

ILLINOIS 1.7%

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	1,942

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,045

		2,987

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MULTI-STATE 1.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
3.541% due 11/25/2038	$1,885	$1,760

NEW HAMPSHIRE 1.9%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.817% due 12/20/2036	1,942	1,889

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
3.925% due 07/20/2039	1,593	1,480

		3,369

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	650	0

PUERTO RICO 8.8%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	20,400	967

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	2,019	1,244
0.000% due 11/01/2051	1,744	1,103

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,250	866
4.000% due 07/01/2041	1,200	1,068

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	25,500	5,962

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,951	4,519

		15,729

TEXAS 1.0%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	460	46
12.000% due 12/01/2045 ^(b)	800	96

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Roma Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	$2,000	$1,719

		1,861

VIRGINIA 0.5%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	17,000	462
5.500% due 07/01/2044	500	419

		881

Total Municipal Bonds & Notes (Cost $314,839)		299,970

U.S. GOVERNMENT AGENCIES 5.1%

BBRA
7.215% due 06/02/2059 «	1,500	1,500

Freddie Mac
3.541% due 01/25/2043 ~	500	321
3.720% due 01/01/2041	1,973	1,818
3.850% due 02/01/2038 - 07/01/2041	4,558	4,282
4.080% due 06/01/2033	1,178	1,183

Total U.S. Government Agencies (Cost $9,113)		9,104

Total Investments in Securities (Cost $323,952)		309,074

Total Investments 172.9% (Cost $323,952)		$309,074

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (76.3)%		(136,358)

Other Assets and Liabilities, net 3.4%		6,021

Net Assets Applicable to Common Shareholders 100.0%		$178,737

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$1,091	$959	0.54%
California Municipal Finance Authority Revenue Notes, Series 2021	3.000	09/01/2030	02/18/2025	1,976	1,987	1.11

				$3,067	$2,946	1.65%

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	35

Consolidated Schedule of Investments	PIMCO California Municipal Income Fund	(Cont.)	June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$26	$0	$26
California	0	270,696	0	270,696
Delaware	0	2,661	0	2,661
Illinois	0	2,987	0	2,987
Multi-State	0	1,760	0	1,760
New Hampshire	0	3,369	0	3,369

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Puerto Rico	$0	$15,729	$0	$15,729
Texas	0	1,861	0	1,861
Virginia	0	881	0	881
U.S. Government Agencies	0	7,604	1,500	9,104

Total Investments	$0	$307,574	$1,500	$309,074

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

36	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO California Municipal Income Fund II	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 172.2%

MUNICIPAL BONDS & NOTES 167.1%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	$940	$28

CALIFORNIA 151.9%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.010% due 10/01/2052 (c)	2,400	625

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.375% due 10/01/2049 (d)	3,085	1,725

Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023
4.250% due 08/01/2050	2,700	2,549

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2046	1,800	1,776

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.010% due 08/01/2047 (c)	720	225

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2047	3,000	2,675

Bay Area Toll Authority, California Revenue Bonds, Series 2023
4.125% due 04/01/2054	1,800	1,609

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,600	1,473

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	2,000	2,120

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 01/01/2056	2,800	2,892

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	764

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.875% due 06/01/2043	440	441
6.125% due 06/01/2038	1,000	1,001

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (c)	9,000	1,423

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.010% due 06/01/2055 (c)	5,100	911

California Educational Facilities Authority Revenue Bonds, Series 2023
5.500% due 10/01/2053	1,250	1,227

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2042	500	527
5.000% due 04/01/2044	1,000	1,039
5.000% due 10/01/2055	1,000	1,030

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	5,000	5,000

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 08/15/2055	6,275	6,279

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,500	1,466
4.000% due 11/01/2044	1,000	899
4.000% due 11/01/2051	2,750	2,360

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	1,200	1,085

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 08/15/2043	$750	$798
5.000% due 08/15/2044	1,675	1,772
5.000% due 10/01/2050 (a)	1,900	2,046

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021
3.750% due 03/25/2035	1,565	1,560

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.330% due 02/01/2042	1,000	972

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	2,000	2,018

California Housing Finance Revenue Bonds, Series 2019
4.000% due 03/20/2033	648	649

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,400	1,390
6.000% due 03/01/2053	2,100	2,123
7.000% due 03/01/2053	500	477

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.010% due 01/01/2060 (c)	6,250	490
4.000% due 11/01/2045	850	729

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
9.500% due 01/01/2065	400	379

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	1,800	1,832

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2041	500	477

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	1,000	974

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 07/01/2041	1,000	1,003

California Municipal Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	1,000	997

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	920	848
4.000% due 09/01/2050 (e)	1,500	1,199

California Municipal Finance Authority Revenue Bonds, Series 2024
5.875% due 05/01/2059	390	391
6.000% due 01/01/2039	2,000	2,026

California Municipal Finance Authority Revenue Bonds, Series 2025
3.536% due 02/20/2041	1,774	1,543
5.250% due 01/01/2045	880	833

California Municipal Finance Authority Revenue Notes, Series 2021
3.000% due 09/01/2030 (e)	2,160	2,043

California Municipal Finance Authority Revenue Notes, Series 2025
5.000% due 11/01/2035	1,850	1,889

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2049	300	300
5.000% due 09/01/2054	1,025	981

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	2,900	2,968

California School Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2059	425	409

California School Finance Authority Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,760	1,696

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	3,250	2,956

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2020
4.000% due 11/01/2040	$1,500	$1,481

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	2,000	1,907

California State Public Works Board Revenue Bonds, Series 2025
5.000% due 04/01/2046	1,500	1,566

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2043	4,000	4,002

California State University Revenue Bonds, Series 2023
5.000% due 11/01/2044	3,000	3,167

California State University Revenue Bonds, Series 2024
4.000% due 11/01/2049	725	641

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	1,100	1,115

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2043	1,350	1,270

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	225	198
5.000% due 06/01/2046	2,000	1,858
5.000% due 12/01/2046	2,600	2,459
5.250% due 12/01/2056	3,550	3,407

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 07/01/2048	1,000	894
4.000% due 12/01/2053	230	199
4.000% due 12/01/2057	2,000	1,661
5.500% due 12/01/2058	2,200	2,151

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,965	1,691

California Statewide Communities Development Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	2,200	2,212

California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.625% due 09/02/2050	1,000	959
4.750% due 09/02/2055	500	473
5.000% due 09/02/2050	1,800	1,790

California Statewide Communities Development Authority, (FNMA Insured), Series 2024
4.000% due 10/01/2042	1,350	1,221

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	1,005	1,028

Central Valley Energy Authority, California Revenue Bonds, Series 2025
5.000% due 12/01/2055	1,800	1,920

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,400	1,268

Chino Valley Unified School District, California General Obligation Bonds, Series 2020
5.000% due 08/01/2055	2,000	2,040

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2040 (c)	1,400	713
0.000% due 08/01/2043 (c)	1,750	743
0.000% due 08/01/2044 (c)	1,405	565
0.010% due 08/01/2037 (c)	1,000	606

City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2049	3,000	2,694

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,000	659

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	1,245	1,053

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2049	1,600	1,603

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	37

Consolidated Schedule of Investments	PIMCO California Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Corona Norco Unified School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047	$1,790	$1,645

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	333
3.400% due 10/01/2046	445	337

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	2,200	1,343

Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2022
4.950% due 12/01/2046	360	366

Desert Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,400	1,246

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,670	1,673

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,415	1,317

Fontana Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2042	1,500	1,608

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	920	793

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,381

Fresno Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,605	2,396

Fresno Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2055	2,550	2,218

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.010% due 06/01/2066 (c)	19,550	2,073

Hacienda La Puente Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2047	3,000	2,757

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	3,500	3,275

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	2,650	2,416
5.000% due 07/01/2061	500	428

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/01/2049	1,450	1,326

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2053	2,000	1,753

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2037	7,500	8,296

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2024
4.000% due 12/01/2053	1,000	861

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	2,000	1,853

Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2046	2,360	2,362

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.500% due 05/15/2035	4,000	4,356

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2034	2,200	2,392

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2042	$600	$643

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	7,810	9,344
7.000% due 11/01/2034	1,000	1,194

Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured), Series 2024
4.000% due 06/01/2049	2,100	1,905

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	2,200	1,989

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	2,200	2,055

Mountain House Community Facilities District, California Special Tax Bonds, Series 2025
5.000% due 09/01/2045	1,255	1,224

Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	2,750	2,451

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2051	500	446

Ontario Montclair School District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2046	1,825	1,850

Orange County, California Community Facilities District Special Tax Bonds, Series 2023
5.500% due 08/15/2048	1,000	1,033

Pacifica School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2050	1,800	1,850

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,500	1,345

Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2046 (c)	16,000	5,655
0.010% due 08/01/2040 (c)	11,000	5,735

Richmond, California Wastewater Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,460	1,305

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2045 (c)	1,850	694

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	575	550

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,100	1,033

Riverside County, California Transportation Commission Revenue Bonds, Series 2013
0.000% due 06/01/2042 (c)	1,000	431

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2047	2,185	1,910

Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2049	1,500	1,340

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,800	1,805
5.000% due 09/01/2047	500	490

Sacramento Municipal Utility District, California Revenue Bonds, Series 2023
5.000% due 08/15/2048	500	520

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2053	3,650	3,755

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,000	1,660
5.000% due 07/01/2056	1,500	1,474

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego Housing Authority, Inc., California Revenue Bonds, (FHLMC Insured), Series 2024
4.200% due 06/01/2040	$1,985	$1,896

San Diego Unified School District, California General Obligation Bonds, Series 2020
4.000% due 07/01/2050	900	804

San Diego Unified School District, California General Obligation Bonds, Series 2023
4.000% due 07/01/2053	1,000	889
5.000% due 07/01/2048	1,000	1,044

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	2,200	1,933

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2046	2,200	2,177

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.250% due 05/01/2042	1,000	1,007

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	4,000	3,959

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2033	1,800	1,958

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,800	1,845

San Francisco, California City & County Revenue Bonds, (FNMA Insured), Series 2025
5.000% due 02/01/2046	1,600	1,602

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	900	884

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,200	1,216

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	3,500	3,841

San Juan Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,800	1,613

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (c)	6,100	4,476

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018
4.000% due 07/15/2052	1,800	1,620

Santa Clarita Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,200	2,024

Santa Monica, California Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,270	1,195

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (c)	1,000	542

Soquel Union Elementary School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046	1,150	1,051

South San Francisco Unified School District, California General Obligation Bonds, Series 2023
4.000% due 09/01/2052	1,000	887

Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	700	674

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.010% due 06/01/2060 (c)	19,480	2,989

38	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	$5,000	$952

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2048	2,160	2,108

University of California Revenue Bonds, Series 2013
2.950% due 05/15/2048	1,000	1,000

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	3,000	2,647

Washington Township Health Care District, California General Obligation Bonds, Series 2015
4.000% due 08/01/2045	3,000	2,714

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.500% due 08/01/2053	1,500	1,585

		294,725

DELAWARE 1.5%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,895	2,390
7.120% due 10/01/2038	490	455

		2,845

ILLINOIS 0.7%

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	1,500	1,457

MULTI-STATE 1.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
3.541% due 11/25/2038	1,984	1,852

NEW HAMPSHIRE 1.8%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.817% due 12/20/2036	2,070	2,013

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
3.925% due 07/20/2039	$1,693	$1,573

		3,586

NEW YORK 0.7%

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,250	1,403

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	720	0

PUERTO RICO 7.9%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	24,300	1,110

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	2,622	1,659

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,250	866
4.000% due 07/01/2041	1,300	1,157

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.010% due 07/01/2051 (c)	23,810	5,567

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	5,425	4,951

		15,310

TEXAS 1.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	500	50
12.000% due 12/01/2045 ^(b)	850	102

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Roma Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	$2,200	$1,891

		2,043

VIRGINIA 0.5%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	19,000	516
5.500% due 07/01/2044	500	419

		935

Total Municipal Bonds & Notes (Cost $334,221)		324,184

U.S. GOVERNMENT AGENCIES 5.1%

BBRA
7.215% due 06/02/2059 «	1,600	1,600

Freddie Mac
3.541% due 01/25/2043 ~	500	321
3.720% due 01/01/2041	2,071	1,909
3.850% due 02/01/2038 - 07/01/2041	4,881	4,580
4.080% due 06/01/2033	1,359	1,365

Total U.S. Government Agencies (Cost $9,785)		9,775

Total Investments in Securities (Cost $344,006)		333,959

Total Investments 172.2% (Cost $344,006)		$333,959

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (75.5)%		(146,426)

Other Assets and Liabilities, net 3.3%		6429

Net Assets Applicable to Common Shareholders 100.0%		$193,962

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$1,364	$1,199	0.62%
California Municipal Finance Authority Revenue Notes, Series 2021	3.000	09/01/2030	02/18/2025	2,032	2,043	1.05

				$3,396	$3,242	1.67%

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	39

Consolidated Schedule of Investments	PIMCO California Municipal Income Fund II	(Cont.)	June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June
 30, 2025 in valuing the Fund’s assets and
 liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$28	$0	$28
California	0	294,725	0	294,725
Delaware	0	2,845	0	2,845
Illinois	0	1,457	0	1,457
Multi-State	0	1,852	0	1,852
New Hampshire	0	3,586	0	3,586

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
New York	$0	$1,403	$0	$1,403
Puerto Rico	0	15,310	0	15,310
Texas	0	2,043	0	2,043
Virginia	0	935	0	935
U.S. Government Agencies	0	8,175	1,600	9,775

Total Investments	$0	$332,359	$1,600	$333,959

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

40	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO California Municipal Income Fund III	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.3%

MUNICIPAL BONDS & NOTES 168.0%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	$730	$22

CALIFORNIA 152.2%

Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024
0.010% due 10/01/2052 (c)	1,900	495

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.375% due 10/01/2049 (d)	2,525	1,412

Anaheim City School District, California General Obligation Bonds, (BAM Insured), Series 2023
4.250% due 08/01/2050	2,300	2,171

Anaheim Union High School District, California General Obligation Bonds, Series 2025
4.375% due 08/01/2046	1,500	1,480

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.010% due 08/01/2047 (c)	600	188

Bay Area Toll Authority, California Revenue Bonds, Series 2023
4.125% due 04/01/2054	1,500	1,341

Butte-Glenn Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	1,330	1,224

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 11/01/2054	1,750	1,855

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 01/01/2055	3,000	3,101

California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,880	1,942

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	1,000	764

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2042	5,985	6,033
6.125% due 06/01/2038	1,000	1,001

California County Tobacco Securitization Agency Revenue Bonds, Series 2007
0.000% due 06/01/2057 (c)	4,000	632

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.010% due 06/01/2055 (c)	4,000	715

California Educational Facilities Authority Revenue Bonds, Series 2023
5.500% due 10/01/2053	1,000	982

California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2045	1,050	1,082
5.000% due 10/01/2055	800	824

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	3,000	3,000

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	2,960	2,959
5.000% due 08/15/2055	5,000	5,003

California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,220	1,192
4.000% due 11/01/2044	1,000	899
4.000% due 11/01/2051	2,250	1,931

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 08/15/2050	1,000	889

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 08/15/2048	$2,300	$2,080

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 08/15/2041	750	810
5.000% due 08/15/2042	975	1,044
5.000% due 10/01/2050 (a)	1,300	1,400

California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021
3.750% due 03/25/2035	948	945

California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024
4.330% due 02/01/2042	1,000	972

California Housing Finance Agency Revenue Bonds, Series 2024
5.970% due 11/01/2053	1,750	1,765

California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,100	1,092
6.000% due 03/01/2053	1,750	1,769
7.000% due 03/01/2053	500	477

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.010% due 01/01/2060 (c)	5,000	392
4.000% due 11/01/2050	860	713

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
9.500% due 01/01/2065	350	332

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	1,500	1,527

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024
4.000% due 10/01/2039	1,000	974

California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.700% due 07/01/2041	900	903

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	800	737
4.000% due 09/01/2050 (e)	1,200	959

California Municipal Finance Authority Revenue Bonds, Series 2024
5.750% due 05/01/2054	200	199
6.000% due 01/01/2039	2,000	2,026

California Municipal Finance Authority Revenue Bonds, Series 2025
3.536% due 02/20/2041	1,699	1,476
5.250% due 01/01/2045	800	757

California Municipal Finance Authority Revenue Notes, Series 2021
3.000% due 09/01/2030 (e)	1,800	1,703

California Municipal Finance Authority Revenue Notes, Series 2025
5.000% due 11/01/2035	1,400	1,429

California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2049	200	200
5.000% due 09/01/2054	100	97
5.125% due 09/01/2059	575	562

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	2,250	2,303

California School Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2059	375	361

California School Finance Authority Revenue Bonds, Series 2025
5.000% due 07/01/2055	1,300	1,225

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	1,500	1,364

California State General Obligation Bonds, Series 2018
4.000% due 10/01/2039	4,500	4,394

California State General Obligation Bonds, Series 2020
4.000% due 11/01/2040	850	839

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California State General Obligation Bonds, Series 2022
4.000% due 04/01/2049	$1,750	$1,575

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	1,600	1,526

California State Public Works Board Revenue Bonds, Series 2025
5.000% due 04/01/2046	500	522

California State University Revenue Bonds, Series 2015
5.000% due 11/01/2043	3,300	3,302

California State University Revenue Bonds, Series 2024
4.000% due 11/01/2049	600	530

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	950	963

California Statewide Communities Development Authority Revenue Bonds, Series 2016
4.000% due 08/15/2051	200	176
5.000% due 06/01/2046	1,000	929
5.000% due 12/01/2046	3,100	2,932
5.250% due 12/01/2056	3,750	3,599

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 03/01/2042	2,500	2,225
4.000% due 07/01/2048	850	760
4.000% due 12/01/2057	2,000	1,661

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,465	1,261

California Statewide Communities Development Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	1,800	1,810

California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.625% due 09/02/2050	1,100	1,055
5.000% due 09/02/2050	1,500	1,492

California Statewide Communities Development Authority, (FNMA Insured), Series 2024
4.000% due 10/01/2042	1,100	995

Central Valley Energy Authority, California Revenue Bonds, Series 2025
5.000% due 12/01/2055	1,500	1,600

Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,200	1,087

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2041 (c)	1,935	924
0.000% due 08/01/2046 (c)	1,500	536
0.010% due 08/01/2038 (c)	1,300	745
0.010% due 08/01/2039 (c)	1,600	865

Chino Valley Unified School District, California General Obligation Notes, Series 2022
0.010% due 08/01/2030 (c)	1,135	957

City of California, Eureka City Schools, General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2049	2,000	1,796

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
3.000% due 08/01/2056	1,500	989

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	1,130	956

Corona Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2044	725	734

Corona Norco Unified School District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2047	1,460	1,342

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	333
3.400% due 10/01/2046	350	265

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	1,800	1,098

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	41

Consolidated Schedule of Investments	PIMCO California Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, California Revenue Bonds, Series 2022
4.950% due 12/01/2046	$300	$305

Desert Community College District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2051	1,100	979

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,000	1,002

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,160	1,079

Fontana Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2043	1,595	1,696

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2014
3.950% due 01/15/2053	720	621

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2045	1,400	1,381

Fresno Unified School District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	2,125	1,955

Fresno Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2055	2,100	1,827

Glendale Community College District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2050	1,000	887

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.010% due 06/01/2066 (c)	20,025	2,123

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,150	1,076

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	2,000	1,823
5.000% due 07/01/2061	600	513

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	2,000	1,748

Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/01/2049	1,200	1,098

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2053	1,250	1,096

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023
4.000% due 08/01/2053	1,250	1,097

Long Beach Unified School District, California General Obligation Bonds, Series 2009
5.750% due 08/01/2033	305	306

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2024
4.000% due 12/01/2053	820	706

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	1,185	1,098

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2048	1,800	1,800

Los Angeles Department of Airports, California Revenue Bonds, Series 2021
5.000% due 05/15/2046	1,925	1,927

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.500% due 05/15/2035	2,000	2,178

Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2034	1,800	1,957

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Unified School District, California General Obligation Bonds, Series 2025
5.000% due 07/01/2042	$500	$536

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,700	3,230
7.000% due 11/01/2034	2,285	2,728

Mammoth Lakes, California Certificates of Participation Bonds, (BAM Insured), Series 2024
4.000% due 06/01/2049	1,700	1,542

Manteca Financing Authority, California Revenue Bonds, Series 2009
5.750% due 12/01/2036	1,000	1,009

Manteca Unified School District, California General Obligation Bonds, Series 2020
4.000% due 08/01/2045	1,800	1,662

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,800	1,627

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	3,650	3,409

Mountain House Community Facilities District, California Special Tax Bonds, Series 2025
5.000% due 09/01/2050	1,030	997

Norwalk-La Mirada Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2048	2,200	1,961

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2051	400	357

Ontario Montclair School District, California General Obligation Bonds, Series 2017
5.000% due 08/01/2046	1,525	1,546

Orange County, California Community Facilities District Special Tax Bonds, Series 2023
5.500% due 08/15/2053	800	821

Pacifica School District, California General Obligation Bonds, Series 2024
5.000% due 08/01/2050	1,500	1,541

Palm Springs Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,200	1,076

Richmond, California Wastewater Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,190	1,063

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2045 (c)	1,500	563

River Islands Public Financing Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	375	359

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	900	846

Riverside County, California Transportation Commission Revenue Bonds, Series 2013
0.000% due 06/01/2042 (c)	1,000	431

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2047	1,880	1,643

Sacramento City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021
4.000% due 08/01/2049	1,340	1,197

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2042	1,550	1,554
5.000% due 09/01/2047	400	392

San Diego County, California Certificates of Participation Bonds, Series 2023
5.000% due 10/01/2053	3,000	3,086

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,700	1,411
5.000% due 07/01/2056	1,200	1,180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Diego Housing Authority, Inc., California Revenue Bonds, (FHLMC Insured), Series 2024
4.200% due 06/01/2040	$1,985	$1,896

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,088

San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	1,800	1,581

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016
5.000% due 05/01/2046	1,800	1,781

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	3,750	3,712

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025
5.000% due 05/01/2033	1,500	1,632

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048	1,500	1,538

San Francisco, California City & County Revenue Bonds, (FNMA Insured), Series 2025
5.000% due 02/01/2046	1,000	1,001

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2039	775	762

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,500	1,520

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023
5.250% due 11/01/2052	1,250	1,303

San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025
5.500% due 01/01/2056	4,200	4,610

San Juan Unified School District, California General Obligation Bonds, Series 2024
4.000% due 08/01/2049	1,500	1,344

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2034	885	889

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2034 (c)	1,050	770

San Mateo Joint Powers Financing Authority, California Revenue Bonds, Series 2018
4.000% due 07/15/2052	1,550	1,395

Santa Clarita Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2046	1,800	1,656

Santa Monica, California Community College District General Obligation Bonds, Series 2022
4.000% due 08/01/2045	1,040	979

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (c)	1,000	542

Soquel Union Elementary School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2046	1,000	914

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	2,000	1,839

Tejon Ranch Public Facilities Finance Authority, California Special Tax Bonds, Series 2024
5.000% due 09/01/2054	600	578

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.010% due 06/01/2060 (c)	20,000	3,069

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	3,995	772

42	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2048	$1,325	$1,293

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	2,250	1,985

Washington Township Health Care District, California General Obligation Bonds, Series 2015
4.000% due 08/01/2045	2,500	2,262

Washington Township Health Care District, California General Obligation Bonds, Series 2023
5.500% due 08/01/2053	1,270	1,342

		237,579

DELAWARE 1.5%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	2,350	1,940
7.120% due 10/01/2038	420	390

		2,330

ILLINOIS 0.7%

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	1,000	1,045

MULTI-STATE 1.0%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
3.541% due 11/25/2038	1,687	1,574

NEW HAMPSHIRE 1.8%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.817% due 12/20/2036	1,652	1,607

New Hampshire Business Finance Authority Revenue Bonds, Series 2024
3.925% due 07/20/2039	1,394	1,295

		2,902

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	$570	$0

PUERTO RICO 8.6%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	18,000	849

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,764	1,087
0.000% due 11/01/2051	1,745	1,104

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,000	693
4.000% due 07/01/2041	1,000	890

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.010% due 07/01/2046 (c)	7,700	2,453
0.010% due 07/01/2051 (c)	10,440	2,441

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,280	3,906

		13,423

TEXAS 1.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	390	39
12.000% due 12/01/2045 ^(b)	650	78

Roma Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2054	1,800	1,547

		1,664

VIRGINIA 0.5%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	15,000	408
5.500% due 07/01/2044	500	418

		826

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.6%

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2055 (c)	$4,100	$874

Total Municipal Bonds & Notes (Cost $275,595)		262,239

U.S. GOVERNMENT AGENCIES 6.3%

BBRA
7.215% due 06/02/2059 «	1,300	1,300

Freddie Mac
3.541% due 01/25/2043 ~	400	257
3.600% due 12/01/2040	1,971	1,795
3.720% due 01/01/2041	1,677	1,545
3.850% due 02/01/2038 - 07/01/2041	4,063	3,817
4.080% due 06/01/2033	1,043	1,047

Total U.S. Government Agencies (Cost $9,775)		9,761

Total Investments in Securities (Cost $285,370)		272,000

Total Investments 174.3% (Cost $285,370)		$272,000

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (75.8)%		(118,367)

Other Assets and Liabilities, net 1.5%		2,464

Net Assets Applicable to Common Shareholders 100.0%		$156,097

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$ 1,091	$959	0.61%
California Municipal Finance Authority Revenue Notes, Series 2021	3.000	09/01/2030	02/18/2025	1,694	1,703	1.09

				$ 2,785	$2,662	1.70%

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	43

Consolidated Schedule of Investments	PIMCO California Municipal Income Fund III	(Cont.)	June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June
 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$22	$0	$22
California	0	237,579	0	237,579
Delaware	0	2,330	0	2,330
Illinois	0	1,045	0	1,045
Multi-State	0	1,574	0	1,574
New Hampshire	0	2,902	0	2,902

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Puerto Rico	$0	$13,423	$0	$13,423
Texas	0	1,664	0	1,664
Virginia	0	826	0	826
Wisconsin	0	874	0	874
U.S. Government Agencies	0	8,461	1,300	9,761

Total Investments	$0	$270,700	$1,300	$272,000

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

44	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO New York Municipal Income Fund	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 163.5%

MUNICIPAL BONDS & NOTES 162.7%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$300	$9

CALIFORNIA 1.5%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	890	890

DELAWARE 1.6%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	955	788
7.120% due 10/01/2038	175	163

		951

NEW HAMPSHIRE 1.1%

New Hampshire Business Finance Authority Revenue Notes, Series 2023
5.087% due 07/20/2027	640	651

NEW YORK 153.2%

Albany Capital Resource Corp. New York Revenue Bonds, Series 2024
4.750% due 06/01/2054	400	363

Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	450	360

Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	1,170	1,033

Build NYC Resource Corp. New York Revenue Bonds, Series 2023
5.250% due 07/01/2062	750	725

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2044	1,050	936

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
4.000% due 07/01/2046	435	388

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2020
5.000% due 07/01/2045	410	415

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022
4.000% due 07/01/2049	765	645

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	1,386	1,311

Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2017
5.000% due 02/15/2042	1,000	1,005

Huntington Local Development Corp. New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	500	403

Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2047	700	700

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	1,350	1,368

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
4.050% due 11/01/2035	1,500	1,500

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2031	2,500	2,557
5.000% due 11/15/2051	1,000	990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022
5.000% due 11/15/2046	$650	$661

Nassau County, New York General Obligation Bonds, Series 2021
5.000% due 01/01/2058 «	1,092	61

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999
3.950% due 01/01/2034	1,500	1,500

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,230	1,032

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045	1,300	1,308

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	2,100	2,173

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021
4.000% due 02/15/2048	880	761

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,000	826

New York City, New York Housing Development Corp. Revenue Bonds, Series 2022
4.000% due 11/01/2037	600	571

New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.850% due 11/01/2059	500	490

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	300	291
5.350% due 11/01/2064	400	410

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016
4.000% due 06/15/2046	830	729

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,700	2,748

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	600	522
5.000% due 06/15/2050	100	101

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.250% due 06/15/2052	2,000	2,061

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	700	728
5.250% due 06/15/2053	700	723

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2048	3,500	3,578

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2050	200	204

New York Convention Center Development Corp. Revenue Bonds, Series 2016
5.000% due 11/15/2046	750	722

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	6,000	1,252
0.010% due 06/01/2055 (b)	7,000	556

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	770	864

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	750	853

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,650	2,595

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	440	301

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	$500	$500

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025
4.650% due 10/01/2050	700	674

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	750	668

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	2,100	1,789

New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 10/01/2038	600	649

New York State Dormitory Authority Revenue Bonds, (AGM/CR Insured), Series 2022
4.250% due 05/01/2052	850	766

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	700	687

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	438

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	750	702
4.000% due 03/15/2043	1,000	908

New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	1,200	1,069
5.000% due 07/01/2049	450	451

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	4,355	3,716
5.000% due 07/01/2053	650	658

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	345	296
4.000% due 07/01/2051	1,200	1,055
5.000% due 03/15/2041	1,000	1,041
5.000% due 07/15/2050	345	330

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 07/01/2048	300	307

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2054	700	708
5.250% due 10/01/2049	700	705
5.500% due 07/01/2054	1,400	1,476

New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050	600	527
5.250% due 07/01/2050	300	312

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	1,750	1,536

New York State Housing Finance Agency Revenue Bonds, Series 2024
4.600% due 11/01/2054	850	813

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	1,250	1,222

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	750	717

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2055	400	405

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2044	630	573

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2063	1,500	1,510

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	45

Consolidated Schedule of Investments	PIMCO New York Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	$700	$701

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	1,200	1,180

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	700	679
5.250% due 01/01/2050	855	844

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	1,670	1,491
5.000% due 10/01/2040	800	797

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	1,000	882

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	4,500	4,533

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2043	475	481

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	693	684

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022
5.000% due 07/01/2032	340	384

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	350	299

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	445
4.000% due 06/01/2050	500	422

The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022
5.250% due 12/01/2052	1,000	997

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	750	682

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024
5.000% due 05/15/2049	2,200	2,250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	$500	$509

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	1,300	1,344

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	1,951

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	402

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2050	1,250	1,291

		93,776

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	230	0

PUERTO RICO 3.6%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	7,700	353

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	680	419
0.000% due 11/01/2051	714	452

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	450	401

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	2,580	603

		2,228

TEXAS 0.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(a)	160	16

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 12/01/2045 ^(a)	$275	$33

		49

VIRGINIA 0.9%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	6,000	163
5.500% due 07/01/2044	500	419

		582

WISCONSIN 0.7%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	525	457

Total Municipal Bonds & Notes (Cost $105,286)		99,593

U.S. GOVERNMENT AGENCIES 0.8%

BBRA
7.215% due 06/02/2059 «	500	500

Total U.S. Government Agencies (Cost $1)		500

Total Investments in Securities (Cost $105,786)		100,093

Total Investments 163.5% (Cost $105,786)		$100,093

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (66.8)%		(40,923)

Other Assets and Liabilities, net 3.3%		2,040

Net Assets Applicable to Common Shareholders 100.0%		$61,210

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

46	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June
 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$9	$0	$9
California	0	890	0	890
Delaware	0	951	0	951
New Hampshire	0	651	0	651
New York	0	93,715	61	93,776

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Puerto Rico	$0	$2,228	$0	$2,228
Texas	0	49	0	49
Virginia	0	582	0	582
Wisconsin	0	457	0	457
U.S. Government Agencies	0	0	500	500

Total Investments	$0	$99,532	$561	$100,093

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	47

Consolidated Schedule of Investments	PIMCO New York Municipal Income Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 169.8%

MUNICIPAL BONDS & NOTES 169.0%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$400	$12

DELAWARE 1.5%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	1,300	1,073
7.120% due 10/01/2038	235	218

		1,291

NEW HAMPSHIRE 1.1%

New Hampshire Business Finance Authority Revenue Notes, Series 2023
5.087% due 07/20/2027	952	969

NEW YORK 160.5%

Albany Capital Resource Corp. New York Revenue Bonds, Series 2024
4.750% due 06/01/2054	600	545

Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	800	640

Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	1,720	1,519

Build NYC Resource Corp. New York Revenue Bonds, Series 2023
5.250% due 07/01/2062	1,250	1,208

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2042	1,175	1,063

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015
5.000% due 07/01/2045	3,000	3,000

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
4.000% due 07/01/2046	590	527

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	1,881	1,780

Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2017
5.000% due 02/15/2042	1,300	1,307

Huntington Local Development Corp. New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	700	564

Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2047	900	900

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	1,800	1,825

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022
5.000% due 11/15/2046	2,000	2,035

Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2017
4.000% due 12/01/2041	1,400	1,252

Nassau County, New York General Obligation Bonds, Series 2021
5.000% due 01/01/2058 «	1,638	91

Nassau County, New York General Obligation Bonds, Series 2022
4.250% due 04/01/2052	2,245	2,056

Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,357

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	$4,650	$4,811

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,000	826

New York City, New York Housing Development Corp. Revenue Bonds, Series 2022
4.000% due 11/01/2037	1,000	952

New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.850% due 11/01/2059	1,000	980

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	400	388
5.350% due 11/01/2064	465	476

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016
4.000% due 06/15/2046	1,130	992

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2018
5.000% due 06/15/2040	1,300	1,323

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	1,000	871
5.000% due 06/15/2050	2,850	2,873

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.250% due 06/15/2052	2,000	2,060

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	900	935
5.250% due 06/15/2053	900	930

New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2016
4.000% due 07/15/2040	1,000	945

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	3,000	2,714

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2050	300	306

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	205

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	7,500	1,565
0.010% due 06/01/2055 (b)	9,000	714

New York County, New York Tobacco Trust Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,005
5.000% due 06/01/2041	1,000	1,001

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	3,130	3,514

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	4,000	3,916

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	605	413

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	1,000	1,000

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025
4.650% due 10/01/2050	900	867

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	1,250	1,114

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	3,135	2,671

New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 10/01/2040	800	852

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	$1,490	$1,711

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,000	982

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	750	658

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 03/15/2043	2,000	1,815

New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	1,600	1,425
5.000% due 07/01/2049	800	801

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2039	2,000	1,947
4.000% due 07/01/2050	5,365	4,580
5.000% due 07/01/2053	1,000	1,012

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	465	400
4.000% due 07/01/2051	1,500	1,319
5.000% due 03/15/2041	1,000	1,041
5.000% due 07/15/2050	465	445

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 07/01/2048	400	409

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2043	575	599
5.250% due 10/01/2049	1,000	1,008
5.500% due 07/01/2054	1,900	2,003

New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050	1,000	878
5.250% due 07/01/2050	500	520

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	2,250	1,974

New York State Housing Finance Agency Revenue Bonds, Series 2024
4.600% due 11/01/2054	1,150	1,100

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	990

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2045	1,500	1,339

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2055	1,000	1,011

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2044	1,050	955

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2063	2,035	2,048

New York State Urban Development Corp. Revenue Bonds, Series 2024
5.000% due 03/15/2048	2,625	2,691

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	1,000	1,002

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	2,000	1,966

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	1,150	1,115
5.250% due 01/01/2050	1,165	1,149

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	2,290	2,045

48	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 10/01/2040	$1,200	$1,195

Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014
5.250% due 05/15/2040	500	475

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	2,000	1,746

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	6,865	6,916

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2043	630	638

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	990	977

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022
5.000% due 07/01/2032	470	530

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	475	406

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	445
4.000% due 06/01/2050	750	633

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	1,000	910

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	1,250	1,050

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	750	764

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 11/15/2056	2,810	2,820

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	1,750	1,809

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	$3,000	$3,020
5.000% due 06/01/2041	500	488

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	805

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023
5.000% due 12/15/2050	1,750	1,808

		135,261

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	320	0

PUERTO RICO 4.3%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	10,200	476

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,008	621
0.000% due 11/01/2051	264	167

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	550	489

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	3,900	912

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	1,000	940

		3,605

TEXAS 0.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(a)	220	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 12/01/2045 ^(a)		$400	$48

			70

VIRGINIA 0.8%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)		8,000	217
5.500% due 07/01/2044		500	419

			636

WISCONSIN 0.7%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051		720	627

Total Municipal Bonds & Notes (Cost $149,887)			142,471

U.S. GOVERNMENT AGENCIES 0.8%

BBRA
7.215% due 06/02/2059 «	USD	700	700

Total U.S. Government Agencies (Cost $700)			700

Total Investments in Securities (Cost $150,587)			143,171

Total Investments 169.8% (Cost $150,587)			$143,171

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (76.8)%			(64,746)

Other Assets and Liabilities, net 7.0%			5,873

Net Assets Applicable to Common Shareholders 100.0%			$84,298

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June
 30, 2025 in valuing the Fund’s assets and
 liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$12	$0	$12
Delaware	0	1,291	0	1,291
New Hampshire	0	969	0	969
New York	0	135,170	91	135,261
Puerto Rico	0	3,605	0	3,605

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Texas	$0	$70	$0	$70
Virginia	0	636	0	636
Wisconsin	0	627	0	627
U.S. Government Agencies	0	0	700	700

Total Investments	$0	$142,380	$791	$143,171

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	49

Consolidated Schedule of Investments	PIMCO New York Municipal Income Fund III

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.8%

MUNICIPAL BONDS & NOTES 173.9%

ARIZONA 0.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(a)	$150	$5

DELAWARE 1.6%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	550	454
7.120% due 10/01/2038	95	88

		542

NEW HAMPSHIRE 1.4%

New Hampshire Business Finance Authority Revenue Notes, Series 2023
5.087% due 07/20/2027	476	484

NEW YORK 162.9%

Albany Capital Resource Corp. New York Revenue Bonds, Series 2024
4.750% due 06/01/2054	200	182

Battery Park City Authority, New York Revenue Bonds, Series 2019
3.880% due 11/01/2038	900	900

Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	300	240

Build NYC Resource Corp. New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	720	636

Build NYC Resource Corp. New York Revenue Bonds, Series 2023
5.250% due 07/01/2062	500	483

Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2043	880	790

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
4.000% due 07/01/2046	245	219

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2022
4.000% due 07/01/2049	435	367

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	792	749

Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2017
5.000% due 02/15/2042	600	603

Huntington Local Development Corp. New York Revenue Bonds, Series 2021
5.250% due 07/01/2056	300	242

Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2047	400	400

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	650	659

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
3.900% due 11/01/2032	600	600

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016
5.000% due 11/15/2051	500	495

Nassau County, New York General Obligation Bonds, Series 2021
5.000% due 01/01/2058 «	341	19

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nassau County, New York General Obligation Bonds, Series 2022
4.250% due 04/01/2052	$950	$870

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045	900	905

New York City, New York General Obligation Bonds, Series 2024
5.250% due 03/01/2053	1,000	1,035

New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2021
4.000% due 02/15/2045	265	244

New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	500	413

New York City, New York Housing Development Corp. Revenue Bonds, Series 2022
4.000% due 11/01/2037	400	381

New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.850% due 11/01/2059	500	490

New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
4.600% due 11/01/2045	100	97
5.350% due 11/01/2064	200	205

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016
4.000% due 06/15/2046	465	408

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	600	522
5.000% due 06/15/2050	100	101

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.000% due 06/15/2047	750	763
5.250% due 06/15/2052	1,000	1,030

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
4.125% due 06/15/2047	500	454
5.250% due 06/15/2048	400	416
5.250% due 06/15/2053	400	413

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	1,000	905
5.000% due 05/01/2048	500	511

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2050	100	102

New York County, New York Tobacco Trust Revenue Bonds, Series 2001
5.750% due 06/01/2043	275	281

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	3,500	730
0.000% due 06/01/2055 (b)	7,500	595

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	450	505

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,650	1,877

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,750	1,713

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	250	171

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015
3.800% due 04/01/2028	500	500

New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025
4.650% due 10/01/2050	400	385

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2047	900	802

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2055	$1,400	$1,193

New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 10/01/2038	350	379

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	300	295

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	250	219

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	405	379

New York State Dormitory Authority Revenue Bonds, Series 2019
4.000% due 07/01/2044	620	552
5.000% due 07/01/2049	300	300

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	2,280	1,946
5.000% due 07/01/2053	350	354

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	190	163
4.000% due 07/01/2051	750	660
5.000% due 03/15/2041	1,000	1,041
5.000% due 07/15/2050	190	182

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 07/01/2048	500	512

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2043	700	729
5.250% due 10/01/2049	400	403
5.500% due 07/01/2054	700	738

New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050	400	351
5.250% due 07/01/2050	200	208

New York State Environmental Facilities Corp. Revenue Bonds, Series 2022
4.000% due 06/15/2047	1,000	877

New York State Housing Finance Agency Revenue Bonds, Series 2024
4.600% due 11/01/2054	500	478

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	600	586

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	500	478

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2055	600	607

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2044	1,570	1,429

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2063	800	805

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	400	401

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	750	737

New York Transportation Development Corp. Revenue Bonds, Series 2016
5.000% due 07/01/2046	500	485
5.250% due 01/01/2050	480	474

New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	940	839
5.000% due 10/01/2040	500	498

50	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014
5.250% due 05/15/2040	$500	$475

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,300	1,135

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	2,500	2,518

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2043	275	279

Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023
4.500% due 02/01/2041	396	391

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Notes, Series 2022
5.000% due 07/01/2032	190	214

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	200	171

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	5,000	445
4.000% due 06/01/2050	250	211

The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022
5.250% due 12/01/2052	500	498

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	500	455

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	750	764

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
4.500% due 05/15/2047	300	294

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024
5.250% due 05/15/2054	$700	$724

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2041	2,000	1,951

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	500	402

		55,633

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(a)	130	0

PUERTO RICO 6.3%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (b)	4,400	200

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	338	208
0.000% due 11/01/2051	464	293

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	250	222

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	3,850	1,227

		2,150

TEXAS 0.1%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(a)	90	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
12.000% due 12/01/2045 ^(a)	$150	$18

		27

VIRGINIA 0.9%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	4,000	109
5.500% due 07/01/2044	250	209

		318

WISCONSIN 0.7%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	295	257

Total Municipal Bonds & Notes (Cost $62,529)		59,416

U.S. GOVERNMENT AGENCIES 0.9%

BBRA
7.215% due 06/02/2059 «	300	300

Total U.S. Government Agencies (Cost $300)		300

Total Investments in Securities (Cost $62,829)		59,716

Total Investments 174.8% (Cost $62,829)		$59,716

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (75.9)%		(25,928)

Other Assets and Liabilities, net 1.1%		374

Net Assets Applicable to Common Shareholders 100.0%		$34,162

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$5	$0	$5
Delaware	0	542	0	542
New Hampshire	0	484	0	484
New York	0	55,614	19	55,633
Puerto Rico	0	2,150	0	2,150

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Texas	$0	$27	$0	$27
Virginia	0	318	0	318
Wisconsin	0	257	0	257
U.S. Government Agencies	0	0	300	300

Total Investments	$0	$59,397	$319	$59,716

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	51

Consolidated Schedule of Investments	PIMCO Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.1%

Fairhaven Glen
TBD% due 11/01/2027 «µ	$1,700	$1,700
TBD% due 12/12/2041 «µ	100	100
TBD% - 6.000% due 01/01/2067 «µ	2,100	2,121

Falcon PK
TBD% due 11/01/2026 «µ	500	500
TBD% - 5.943% due 10/26/2063 «~µ	2,500	2,500

Laurel Wood Apartments
TBD% - 6.500% due 01/01/2043 «µ	2,124	2,124

Total Loan Participations and Assignments (Cost $9,025)		9,045

MUNICIPAL BONDS & NOTES 168.1%

ALABAMA 2.9%

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 06/01/2055	900	908

Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024
4.000% due 10/01/2049	1,400	1,222

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.250% due 10/01/2049	2,250	2,277

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	1,100	1,056

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,000	1,021

		6,484

ALASKA 0.5%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	1,080	1,108

ARIZONA 5.0%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	1,100	33

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 01/01/2059 (d)	1,868	1,019
5.125% due 01/01/2059	1,161	1,036

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055 ^(b)	1,100	770

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	750	682

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	5,200	4,623

Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020
4.000% due 10/01/2044	3,600	2,890

		11,053

ARKANSAS 2.4%

Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (c)	5,500	3,347

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	1,250	1,356

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
5.250% due 03/01/2053	700	719

		5,422

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 3.2%

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	$255	$255

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	2,200	2,224

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
9.500% due 01/01/2065	500	474

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2046	1,500	1,419

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,500	265

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	1,485	1,567

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,000	830

		7,034

COLORADO 4.2%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,200	2,075
4.000% due 08/01/2049	2,000	1,676

Colorado Health Facilities Authority Revenue Bonds, Series 2025
5.125% due 12/01/2055	850	832

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	715	550

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024
4.250% due 12/01/2049	1,000	883

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	1,005

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	1,250	1,255

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	588

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	500	436

		9,300

CONNECTICUT 0.6%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022
5.000% due 07/01/2047	1,300	1,302

DELAWARE 2.3%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	4,940	4,340
7.120% due 07/01/2037	870	824

		5,164

DISTRICT OF COLUMBIA 2.1%

District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2040	1,600	1,602

District of Columbia Revenue Bonds, Series 2022
5.500% due 02/29/2036	1,625	1,804

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.250% due 10/01/2053	$1,200	$1,214

		4,620

FLORIDA 8.6%

Central Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2041	1,950	1,835

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2051	3,000	2,347

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	3,000	2,634

Florida Development Finance Corp. Revenue Bonds, Series 2024
4.500% due 08/01/2055	1,250	1,109
5.000% due 07/01/2038	3,250	3,079

Halifax Hospital Medical Center, Florida Revenue Bonds, Series 2024
4.250% due 06/01/2054	1,200	1,055

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2050	1,650	1,391

Kissimmee, Florida Revenue Bonds, Series 2024
4.000% due 10/01/2049	500	439

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	600	582

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	916
4.000% due 07/01/2046	1,000	893

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2047	1,600	1,555

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 10/01/2043	1,200	1,234

		19,069

GEORGIA 7.5%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(b)	1,600	832

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2055	5,000	5,265

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	8,708

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,000	994

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024
4.125% due 10/01/2049	1,000	914

		16,713

ILLINOIS 12.5%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2047	1,250	1,231

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.250% due 01/01/2048	2,000	2,034

Cook County, Illinois School District No 28 General Obligation Bonds, Series 2025
5.000% due 12/01/2050 (a)	600	598

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	843	7

52	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	$2,700	$2,666

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(b)	1,000	650

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2049	2,200	2,200

Illinois Finance Authority Revenue Notes, Series 2024
5.000% due 11/15/2034	1,000	1,079

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,007

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	9,500	9,926

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	597

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (c)	1,000	622

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038	3,500	3,601

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	650	556

		27,774

INDIANA 3.5%

Indiana Finance Authority Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,250	1,274

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(b)	1,650	248

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057 (a)	2,200	2,414

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	868

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
6.250% due 07/01/2056	500	473

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,007
6.000% due 03/01/2053	1,000	1,035

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	500	475

		7,794

IOWA 2.9%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	5,030	5,704

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	800	687

		6,391

KANSAS 0.0%

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	657	92

KENTUCKY 0.8%

Kentucky Municipal Energy Agency Revenue Bonds, (AGC Insured), Series 2025
5.000% due 01/01/2055	1,300	1,318

Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2049	500	509

		1,827

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 3.4%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	$4,000	$3,638

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	2,500	2,441

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,250	1,343

		7,422

MARYLAND 0.8%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.000% due 07/01/2040	500	458

Maryland State General Obligation Bonds, Series 2025
5.000% due 06/01/2039	1,100	1,209

		1,667

MASSACHUSETTS 0.9%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	973

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	971

		1,944

MICHIGAN 4.6%

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.000% due 04/15/2042	1,000	930

Michigan Finance Authority Revenue Bonds, Series 2016
5.000% due 12/01/2045	1,000	984

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2046	2,330	2,302

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	3,052
4.000% due 02/15/2050	2,000	1,728

Michigan State Housing Development Authority Revenue Bonds, Series 2015
4.350% due 10/01/2045	920	881

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	15,000	415

		10,292

MINNESOTA 0.4%

Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022
5.250% due 06/15/2047	500	510

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2047	390	383

		893

MISSISSIPPI 0.5%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 06/01/2050	1,000	1,000

MISSOURI 2.0%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2039	600	565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023
5.500% due 12/01/2048	$1,150	$1,193

Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 02/01/2043	1,770	1,711

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2055	1,000	1,008

		4,477

MULTI-STATE 3.0%

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.388% due 11/25/2042	2,395	2,377

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.143% due 01/25/2040 ~	1,961	1,887

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.700% due 04/25/2042 ~	2,494	2,485

		6,749

NEBRASKA 0.4%

University of Nebraska Facilities Corp. Revenue Bonds, Series 2021
4.000% due 07/15/2062	1,125	951

NEVADA 1.3%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	1,700	1,733

Reno, Nevada Revenue Bonds, Series 2018
0.010% due 07/01/2058 (c)	10,500	1,207

		2,940

NEW HAMPSHIRE 2.5%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	2,656	2,596

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	798	759

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025
5.000% due 08/01/2055	2,200	2,173

		5,528

NEW JERSEY 4.4%

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	2,050	2,032

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	1,500	1,056

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.250% due 06/15/2043	1,000	1,009

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.250% due 06/15/2050	1,150	1,184

Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025
4.500% due 07/01/2040	250	240

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,028
5.000% due 06/01/2046	3,275	3,160

		9,709

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	53

Consolidated Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 20.4%

Build NYC Resource Corp. New York Revenue Bonds, Series 2023
5.250% due 07/01/2057	$1,000	$976

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	1,089	1,030

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020
5.250% due 11/15/2055	2,000	2,014

Nassau County, New York General Obligation Bonds, Series 2021
5.000% due 01/01/2058 «	2,867	160

New York City, New York General Obligation Bonds, Series 2018
5.000% due 04/01/2045	2,300	2,313

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 05/01/2041	1,110	1,040

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 05/01/2045	1,500	1,342

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	2,000	2,118

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	11,226

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,413

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	1,625	1,110

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	1,500	1,314

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	1,500	1,427
4.000% due 03/15/2047	2,000	1,775

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	1,200	1,071

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,750	2,454

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	1,800	1,803

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	2,500	2,458

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	1,100	970

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
4.000% due 06/01/2050	1,500	1,266

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	2,750	2,311

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	1,760	1,770

		45,361

NORTH CAROLINA 3.4%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	1,090	1,072

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Inlivian, North Carolina Revenue Bonds, Series 2025
5.050% due 02/01/2043	$500	$506

North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 01/01/2058	3,750	3,758

University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016
4.000% due 02/01/2046	2,500	2,220

		7,556

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	850	0

OHIO 6.9%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.010% due 06/01/2057 (c)	36,500	3,396

Canton City School District, Ohio General Obligation Bonds, Series 2023
5.500% due 12/01/2050	1,500	1,561

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	1,000	1,062

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	2,250	1,952

Ohio Air Quality Development Authority Revenue Bonds, Series 2015
4.250% due 11/01/2040	2,000	2,023

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,250	1,109

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	850	831

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.350% due 09/01/2044	1,090	1,046

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.550% due 09/01/2045	2,450	2,389

		15,369

OREGON 1.8%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	946
4.000% due 08/15/2050	1,500	1,240

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.010% due 06/15/2048 (c)	2,310	708
5.000% due 06/15/2052	1,000	1,018

		3,912

PENNSYLVANIA 3.8%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.750% due 12/31/2062	3,000	3,114

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,036

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2024
4.000% due 07/01/2054	2,200	2,200

Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2017
5.000% due 07/01/2047	2,000	1,967

		8,317

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 6.4%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	$28,000	$1,315

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	2,617	1,655

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,212
4.000% due 07/01/2041	1,700	1,512

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	10,000	2,338
0.010% due 07/01/2046 (c)	9,650	3,074

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	3,395	3,099

		14,205

RHODE ISLAND 0.5%

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	1,000	992

SOUTH CAROLINA 1.1%

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.250% due 12/01/2050	2,400	2,456

SOUTH DAKOTA 0.2%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	500	481

TEXAS 22.9%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	590	59
12.000% due 12/01/2045 ^(b)	1,000	120

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 08/15/2049	700	621

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	2,000	1,799

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	1,875	1,406

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	500	479

Clifton Higher Education Finance Corp. Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,004

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	1,000	1,058

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	3,750	3,693

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	1,000	879

Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023
5.000% due 03/01/2048	3,000	3,072

Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025
5.000% due 02/15/2049 (a)	900	916

Grand Parkway Transportation Corp. Texas Revenue Bonds, (AGM/CR Insured), Series 2020
4.000% due 10/01/2049	900	787

54	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	$1,290	$1,113

Houston, Texas Combined Utility System Revenue Bonds, Series 2020
4.000% due 11/15/2049	1,000	860

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	2,400	2,093

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	7,900	6,952

Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	2,500	2,213

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2041	1,100	1,152

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2055	1,200	1,117

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,344

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	2,500	2,598

Southeast Regional Management District, Texas General Obligation Bonds, (AGC Insured), Series 2024
4.250% due 04/01/2046	1,000	911

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	507

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	1,380	1,381

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 01/01/2056	2,900	3,177

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,940	1,991

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	2,000	1,913

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	800	801

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	1,500	1,517

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	2,700	2,450

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 12/15/2060	$1,160	$947

		50,930

UTAH 4.4%

County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	7,060

Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023
5.000% due 01/15/2053	600	610

Utah County, Utah Revenue Bonds, Series 2016
4.000% due 05/15/2047	2,500	2,193

		9,863

VIRGINIA 5.2%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	23,000	625
5.000% due 07/01/2034	1,425	1,261

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	11,200	9,560

		11,446

WASHINGTON 0.8%

Vancouver Housing Authority, Washington Revenue Bonds, Series 2025
4.125% due 12/01/2039	700	659

Washington Health Care Facilities Authority Revenue Bonds, Series 2020
5.000% due 09/01/2045	1,200	1,203

		1,862

WEST VIRGINIA 2.0%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,009

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040	2,500	2,318

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	1,100	1,123

		4,450

WISCONSIN 5.1%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,570

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048 ^(b)	3,000	1,350

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	$7,500	$527
4.000% due 03/31/2056	1,100	847
4.500% due 06/01/2056	820	599

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2035	500	542

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	7,000	2,565

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	695	701

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	1,920	1,671

		11,372

Total Municipal Bonds & Notes (Cost $389,525)		373,291

U.S. GOVERNMENT AGENCIES 5.7%

BBRA
7.215% due 06/02/2059 «	1,800	1,800

Freddie Mac
3.260% due 12/25/2038 - 01/25/2039 ~	3,189	2,518
3.541% due 01/25/2043 ~	600	385
3.800% due 01/01/2040	4,937	4,607
3.850% due 01/01/2040	2,500	2,350
4.900% due 02/01/2040	494	515
5.469% due 01/25/2042 ~	500	401

Total U.S. Government Agencies (Cost $12,793)		12,576

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Housing & Redevelopment Authority of Duluth Minnesota
4.950% due 08/01/2042	350	352

Total Non-Agency Mortgage-Backed Securities (Cost $350)		352

Total Investments in Securities (Cost $411,693)		395,264

Total Investments 178.0% (Cost $411,693)		$395,264

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (77.6)%		(172,326)

Other Assets and Liabilities, net (0.4)%		(885)

Net Assets Applicable to Common Shareholders 100.0%		$222,053

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	55

Consolidated Schedule of Investments	PIMCO Municipal Income Fund	(Cont.)	June 30, 2025	(Unaudited)

(d)	Security becomes interest bearing at a future date.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$9,045	$9,045
Municipal Bonds & Notes
Alabama	0	6,484	0	6,484
Alaska	0	1,108	0	1,108
Arizona	0	11,053	0	11,053
Arkansas	0	5,422	0	5,422
California	0	7,034	0	7,034
Colorado	0	9,300	0	9,300
Connecticut	0	1,302	0	1,302
Delaware	0	5,164	0	5,164
District of Columbia	0	4,620	0	4,620
Florida	0	19,069	0	19,069
Georgia	0	16,713	0	16,713
Illinois	0	27,774	0	27,774
Indiana	0	7,794	0	7,794
Iowa	0	6,391	0	6,391
Kansas	0	92	0	92
Kentucky	0	1,827	0	1,827
Louisiana	0	7,422	0	7,422
Maryland	0	1,667	0	1,667
Massachusetts	0	1,944	0	1,944
Michigan	0	10,292	0	10,292
Minnesota	0	893	0	893
Mississippi	0	1,000	0	1,000
Missouri	0	4,477	0	4,477

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Multi-State	$0	$6,749	$0	$6,749
Nebraska	0	951	0	951
Nevada	0	2,940	0	2,940
New Hampshire	0	5,528	0	5,528
New Jersey	0	9,709	0	9,709
New York	0	45,201	160	45,361
North Carolina	0	7,556	0	7,556
Ohio	0	15,369	0	15,369
Oregon	0	3,912	0	3,912
Pennsylvania	0	8,317	0	8,317
Puerto Rico	0	14,205	0	14,205
Rhode Island	0	992	0	992
South Carolina	0	2,456	0	2,456
South Dakota	0	481	0	481
Texas	0	50,930	0	50,930
Utah	0	9,863	0	9,863
Virginia	0	11,446	0	11,446
Washington	0	1,862	0	1,862
West Virginia	0	4,450	0	4,450
Wisconsin	0	11,372	0	11,372
U.S. Government Agencies	0	10,776	1,800	12,576
Non-Agency Mortgage-Backed Securities	0	352	0	352

Total Investments	$0	$384,259	$11,005	$395,264

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$6,900	$2,124	$0	$0	$0	$21	$0	$0	$9,045	$21
Municipal Bonds & Notes
New York	0	0	0	0	0	160	0	0	160	160
U.S. Government Agencies	402	1,800	0	2	0	(3)	0	(401)	1,800	0

Totals	$7,302	$3,924	$0	$2	$0	$178	$0	$(401)	$11,005	$181

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$5,121	Discounted Cash Flow	Discount Rate	6.420 - 6.760	6.526
	3,924	Recent Transaction	Purchase Price	100.000	—
Municipal Bonds & Notes	160	Other Valuation Techniques (2)	—	—	—
U.S. Government Agencies	1,800	Recent Transaction	Purchase Price	100.000	—

Total	$11,005

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

56	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Municipal Income Fund II	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 174.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.8%

Ammons AT Asheville Highway
TBD% due 10/01/2041 «(f)	$10,121	$8,985

Fairhaven Glen
TBD% due 11/01/2027 «µ	3,900	3,900
TBD% due 12/12/2041 «µ	300	300
TBD% - 6.000% due 01/01/2067 «µ	5,000	5,051

Falcon PK
TBD% due 11/01/2026 «µ	1,200	1,200
TBD% - 5.943% due 10/26/2063 «~µ	5,900	5,899

Laurel Wood Apartments
TBD% - 6.500% due 01/01/2043 «µ	4,928	4,929

Total Loan Participations and Assignments (Cost $29,940)		30,264

MUNICIPAL BONDS & NOTES 163.2%

ALABAMA 2.8%

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 06/01/2055	2,000	2,018

Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024
4.000% due 10/01/2049	3,300	2,879

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.250% due 10/01/2049	5,250	5,313

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	2,595	2,492

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	2,100	2,144

		14,846

ALASKA 0.5%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	2,450	2,514

ARIZONA 9.8%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	2,500	75

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 01/01/2059 (d)	3,303	1,802
5.125% due 01/01/2059	1,568	1,235

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055 ^(b)	2,400	1,680

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	1,500	1,364

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	11,100	9,868

Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020
4.000% due 10/01/2044	8,600	6,904

Salt Verde Financial Corp. Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	4,930	5,243
5.000% due 12/01/2037	22,400	23,357

		51,528

ARKANSAS 0.9%

Arkansas Development Finance Authority Revenue Bonds, Series 2022
5.450% due 09/01/2052	350	351

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	$2,500	$2,712

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
5.250% due 03/01/2053	1,600	1,644

		4,707

CALIFORNIA 5.2%

California Health Facilities Financing Authority Revenue Bonds, Series 2016
5.000% due 11/15/2046	7,400	7,398

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	5,100	5,155

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
9.500% due 01/01/2065	1,000	948

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2046	3,000	2,837

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	7,500	795

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	3,435	3,079

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,750	2,094

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	2,715	2,254

West Valley-Mission Community College District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2047	3,000	2,774

		27,334

COLORADO 6.8%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	5,300	4,999
4.000% due 11/15/2043	14,910	13,324
4.000% due 08/01/2049	4,000	3,352

Colorado Health Facilities Authority Revenue Bonds, Series 2025
5.125% due 12/01/2055	1,800	1,760

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	1,615	1,242

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024
4.375% due 12/01/2054	2,000	1,757

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	2,500	2,513

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	3,500	3,515

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	1,430	1,683

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	1,000	872

Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022
4.750% due 12/01/2051	775	581

		35,598

CONNECTICUT 0.6%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022
5.000% due 07/01/2047	3,000	3,006

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DELAWARE 1.1%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	$5,360	$4,709
7.120% due 07/01/2037	945	895

		5,604

DISTRICT OF COLUMBIA 1.8%

District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2040	3,700	3,704

District of Columbia Revenue Bonds, Series 2022
5.500% due 02/28/2037	1,850	2,042

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.250% due 10/01/2053	1,600	1,619

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2040	1,750	1,792

		9,157

FLORIDA 6.7%

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
5.000% due 05/01/2042	1,230	1,201

Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024
5.200% due 05/01/2044	550	521

Central Florida Expressway Authority Revenue Bonds, Series 2017
4.000% due 07/01/2041	4,290	4,036

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2051	1,250	978

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	4,500	3,951

Florida Development Finance Corp. Revenue Bonds, Series 2024
4.500% due 08/01/2055	3,500	3,105
5.000% due 07/01/2038	5,500	5,211

Halifax Hospital Medical Center, Florida Revenue Bonds, Series 2024
4.250% due 06/01/2054	2,600	2,286

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2050	3,700	3,119

Kissimmee, Florida Revenue Bonds, Series 2024
4.000% due 10/01/2049	1,125	988

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	1,300	1,262

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	2,500	2,216

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2047	3,800	3,694

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 10/01/2043	2,600	2,673

		35,241

GEORGIA 7.6%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2044	3,895	3,895

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(b)	3,750	1,950

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	7,000	7,004

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	57

Consolidated Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gainesville & Hall County, Georgia Hospital Authority Revenue Bonds, Series 2021
4.000% due 02/15/2051	$3,800	$3,220

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	19,680	19,146

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	868
5.000% due 01/01/2038	1,500	1,526

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
5.000% due 07/01/2052	1,000	994

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024
4.125% due 10/01/2049	1,000	914

		39,517

ILLINOIS 15.4%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	7,000	6,360

Chicago O’Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020
4.000% due 01/01/2039	3,000	2,930

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,500	2,462

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	3,000	2,664

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.250% due 01/01/2048	2,625	2,670

Chicago Park District, Illinois General Obligation Bonds, Series 2020
4.000% due 01/01/2036	1,300	1,270

Cook County, Illinois School District No 28 General Obligation Bonds, Series 2025
5.000% due 12/01/2050 (a)	1,385	1,379

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	1,922	15

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	6,400	6,319

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(b)	2,000	1,300

Illinois Finance Authority Revenue Notes, Series 2024
5.000% due 11/15/2034	2,500	2,697

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	1,000	1,034

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,175	2,183
5.000% due 05/01/2041	1,500	1,512

Illinois State General Obligation Bonds, Series 2024
5.250% due 05/01/2047	5,000	5,051
5.250% due 05/01/2048	1,750	1,764

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	7,740	7,787
5.000% due 11/01/2027	6,140	6,415

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	12,500	12,443

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	5,000	1,194

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 12/15/2036 (c)	1,750	1,059
0.000% due 06/15/2037 (c)	1,000	588

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038	8,000	8,232

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	1,400	1,197

		80,525

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIANA 3.8%

Indiana Finance Authority Revenue Bonds, Series 2012
4.250% due 11/01/2030	$3,000	$3,058

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(b)	2,815	423

Indiana Finance Authority Revenue Bonds, Series 2024
4.250% due 03/01/2049	5,000	4,172

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057 (a)	5,000	5,486

Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006
4.000% due 11/15/2046	1,000	868

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
6.250% due 07/01/2056	1,100	1,041

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,007
6.000% due 03/01/2053	2,500	2,588

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	1,100	1,044

		19,687

IOWA 2.6%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	10,715	12,152

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	1,900	1,631

		13,783

KENTUCKY 0.9%

Kentucky Municipal Energy Agency Revenue Bonds, (AGC Insured), Series 2025
5.000% due 01/01/2055	3,200	3,243

Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2049	1,500	1,529

		4,772

LOUISIANA 3.3%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	7,000	6,367

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2042	7,750	7,710

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 10/01/2040	2,800	3,007

		17,084

MAINE 0.3%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2050	2,000	1,714

MARYLAND 0.8%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.250% due 07/01/2050	1,400	1,207

Maryland State General Obligation Bonds, Series 2025
5.000% due 06/01/2039	2,700	2,969

		4,176

MASSACHUSETTS 0.5%

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(b)	444	0

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	$2,500	$2,427

		2,427

MICHIGAN 2.1%

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.000% due 04/15/2042	2,000	1,861

Michigan Finance Authority Revenue Bonds, Series 2016
5.000% due 12/01/2045	1,000	983

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2046	4,945	4,887

Michigan Finance Authority Revenue Bonds, Series 2020
4.800% due 09/01/2040	185	152
5.000% due 09/01/2050	300	230

Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	100	93

Michigan State Housing Development Authority Revenue Bonds, Series 2015
4.350% due 10/01/2045	2,000	1,914

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	25,000	691

		10,811

MINNESOTA 1.3%

Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022
5.250% due 06/15/2047	2,000	2,041

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2047	800	785

St Cloud, Minnesota Revenue Bonds, Series 2024
5.000% due 05/01/2054	4,000	3,958

		6,784

MISSISSIPPI 0.3%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 06/01/2050	1,750	1,750

MISSOURI 3.7%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2013
5.000% due 11/15/2044	10,000	9,855

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2037	510	497

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023
5.500% due 12/01/2048	2,700	2,801

Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 02/01/2043	4,100	3,963

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2055	2,000	2,016

		19,132

MULTI-STATE 3.8%

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.388% due 11/25/2042	5,488	5,447
4.869% due 01/25/2043	5,697	5,697

58	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.143% due 01/25/2040 ~	$2,941	$2,830

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.700% due 04/25/2042	5,985	5,965

		19,939

NEBRASKA 0.4%

University of Nebraska Facilities Corp. Revenue Bonds, Series 2021
4.000% due 07/15/2062	2,650	2,240

NEVADA 1.4%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	4,450	4,537

Reno, Nevada Revenue Bonds, Series 2018
0.010% due 07/01/2058 (c)	24,000	2,759

		7,296

NEW HAMPSHIRE 2.2%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	5,400	5,277

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	898	854

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025
5.000% due 08/01/2055	5,300	5,235

		11,366

NEW JERSEY 3.2%

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019
3.870% due 11/15/2035 (f)	145	131

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	2,500	1,760

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
5.000% due 12/15/2036	1,500	1,539

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.250% due 06/15/2043	4,000	4,036

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.250% due 06/15/2050	2,650	2,729

Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025
4.500% due 07/01/2040	500	481

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	6,315	6,092

		16,768

NEW YORK 16.8%

Build NYC Resource Corp. New York Revenue Bonds, Series 2023
5.250% due 07/01/2057	1,000	976

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	2,574	2,435

Nassau County, New York General Obligation Bonds, Series 2021
5.000% due 01/01/2058 «	751	42

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	1,800	1,860

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 05/01/2045	$3,175	$2,840

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	5,000	5,294

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (e)	11,505	12,915

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	9,250	9,056

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	3,775	2,579

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	4,000	3,504

New York State Dormitory Authority Revenue Bonds, Series 2022
5.000% due 05/01/2052	2,000	1,985

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	2,900	2,834

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	7,375	6,547

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	2,900	2,589

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	6,250	5,578

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	4,200	4,207

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	5,500	5,408

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	2,250	1,984

Port Authority of New York & New Jersey Revenue Bonds, Series 2017
5.250% due 10/15/2057	3,300	3,324

Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
4.000% due 06/01/2050	2,920	2,464

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	6,000	5,041

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	4,250	4,274

		87,736

NORTH CAROLINA 2.3%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	2,490	2,449

Inlivian, North Carolina Revenue Bonds, Series 2025
5.050% due 02/01/2043	1,000	1,013

North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 01/01/2058	8,700	8,718

		12,180

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	1,950	0

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 7.2%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.010% due 06/01/2057 (c)	$79,500	$7,398

Canton City School District, Ohio General Obligation Bonds, Series 2023
5.500% due 12/01/2050	3,700	3,851

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2038	2,200	2,290

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	11,000	9,415

Ohio Air Quality Development Authority Revenue Bonds, Series 2015
4.250% due 11/01/2040	3,000	3,034

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,218

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	1,700	1,662

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.550% due 09/01/2049	2,470	2,336

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.550% due 09/01/2045	5,600	5,460

		37,664

OKLAHOMA 0.4%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	2,000	1,977

OREGON 1.0%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,545	1,462

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.010% due 06/15/2048 (c)	5,195	1,591
5.000% due 06/15/2052	2,000	2,036

		5,089

PENNSYLVANIA 3.6%

Bucks County, Pennsylvania Water and Sewer Authority Revenue Bonds, (AGM Insured), Series 2022
4.250% due 12/01/2047	1,800	1,675

Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2023
4.450% due 10/01/2034	3,000	3,079

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.750% due 12/31/2062	7,000	7,267

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,036

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2024
4.000% due 07/01/2054	1,250	1,250

Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2017
5.000% due 07/01/2047	4,800	4,720

		19,027

PUERTO RICO 6.5%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	63,000	2,958

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	59

Consolidated Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	$5,984	$3,687
0.000% due 11/01/2051	4,792	3,031

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,597
4.000% due 07/01/2041	3,500	3,114

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	52,000	12,158

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	7,005	6,394

		33,939

RHODE ISLAND 1.0%

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	5,450	5,404

SOUTH CAROLINA 1.0%

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2048	3,500	3,508
5.250% due 12/01/2050	1,800	1,842

		5,350

SOUTH DAKOTA 0.2%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	1,100	1,058

TEXAS 22.9%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	1,345	135
12.000% due 12/01/2045 ^(b)	2,250	270

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 08/15/2049	3,200	2,840

Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.250% due 02/15/2054	4,300	3,867

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	3,749	2,812

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,600	2,500

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	1,200	1,150

Clifton Higher Education Finance Corp. Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,750	1,756

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	2,000	2,117

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	7,455	7,342

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	2,000	1,757

Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023
5.000% due 03/01/2048	7,125	7,297

Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025
5.000% due 02/15/2049 (a)	2,100	2,138

Grand Parkway Transportation Corp. Texas Revenue Bonds, (AGM/CR Insured), Series 2020
4.000% due 10/01/2049	2,100	1,837

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	$3,000	$2,589

Houston, Texas Combined Utility System Revenue Bonds, Series 2020
4.000% due 11/15/2049	1,510	1,299

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	4,100	3,575

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	8,840	7,779

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2041	2,700	2,828

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2053	1,000	862

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
5.000% due 07/01/2046 ^(b)	1,030	930

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2060	2,800	2,575

Permanent University Fund - Texas A&M University System Revenue Bonds, Series 2025
5.000% due 07/01/2051	4,000	4,121

San Antonio Municipal Facilities Corp. Texas Revenue Bonds, Series 2021
4.000% due 08/01/2048	5,300	4,700

San Antonio Public Facilities Corp. Texas Revenue Bonds, Series 2012
4.000% due 09/15/2042	10,000	9,087

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	5,000	5,196

Southeast Regional Management District, Texas General Obligation Bonds, (AGC Insured), Series 2024
4.250% due 04/01/2053	1,755	1,541

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2053	5,000	4,286

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	1,000	1,014

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	3,140	3,143

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 01/01/2056	6,520	7,142

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	5,790	5,943

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	5,000	4,782

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	1,800	1,802

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	6,450	5,852

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 12/15/2060	1,250	1,021

		119,885

UTAH 1.2%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2041	1,750	1,880
5.250% due 06/01/2042	2,000	2,127

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021
4.000% due 08/01/2031	$1,000	$986

Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023
5.000% due 01/15/2053	1,440	1,464

		6,457

VIRGINIA 1.1%

Virginia Housing Development Authority Revenue Bonds, Series 2023
5.125% due 10/01/2048	2,210	2,232

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	51,000	1,386
5.000% due 07/01/2034	2,375	2,103

		5,721

WASHINGTON 0.8%

Vancouver Housing Authority, Washington Revenue Bonds, Series 2025
4.125% due 12/01/2039	1,750	1,647

Washington Health Care Facilities Authority Revenue Bonds, Series 2020
5.000% due 09/01/2039	1,575	1,625
5.000% due 09/01/2045	1,050	1,053

		4,325

WEST VIRGINIA 2.2%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	2,000	2,018

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040	7,110	6,593

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	2,600	2,654

		11,265

WISCONSIN 5.2%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	500	449
7.000% due 01/01/2050	4,500	4,626

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048 ^(b)	4,000	1,800

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	17,530	1,232
4.000% due 09/30/2051	1,700	1,344
4.000% due 03/31/2056	900	693
4.500% due 06/01/2056	2,900	2,117

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2037	500	532
5.000% due 11/15/2038	600	631

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	3,855	1,413
0.000% due 12/15/2055 (c)	20,420	4,353

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,345	4,382

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	4,470	3,891

		27,463

Total Municipal Bonds & Notes (Cost $887,285)		853,846

60	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 5.3%

BBRA
7.215% due 06/02/2059 «	$4,100	$4,100

Freddie Mac
3.260% due 12/25/2038 - 01/25/2039 ~	7,473	5,928
3.541% due 01/25/2043 ~	1,400	898
3.800% due 01/01/2040	9,874	9,214
3.850% due 01/01/2040	6,000	5,639
4.900% due 02/01/2040	989	1,030
5.469% due 01/25/2042 ~	1,300	1,042

Total U.S. Government Agencies (Cost $28,315)		27,851

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Housing & Redevelopment Authority of Duluth Minnesota
4.950% due 08/01/2042	$700	$704

Total Non-Agency Mortgage-Backed Securities (Cost $700)		704

Total Investments in Securities (Cost $946,240)		912,665

Total Investments 174.4% (Cost $946,240)		$912,665

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (72.0)%		(376,701)

Other Assets and Liabilities, net (2.4)%		(12,682)

Net Assets Applicable to Common Shareholders 100.0%		$523,282

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)
Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Ammons AT Asheville Highway	0.000%	10/01/2041	01/09/2025	$8,711	$8,985	1.72%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870	11/15/2035	10/26/2020	165	131	0.02

				$ 8,876	$9,116	1.74%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$30,264	$30,264
Municipal Bonds & Notes
Alabama	0	14,846	0	14,846
Alaska	0	2,514	0	2,514
Arizona	0	51,528	0	51,528
Arkansas	0	4,707	0	4,707
California	0	27,334	0	27,334
Colorado	0	35,598	0	35,598
Connecticut	0	3,006	0	3,006

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Delaware	$0	$5,604	$0	$5,604
District of Columbia	0	9,157	0	9,157
Florida	0	35,241	0	35,241
Georgia	0	39,517	0	39,517
Illinois	0	80,525	0	80,525
Indiana	0	19,687	0	19,687
Iowa	0	13,783	0	13,783
Kentucky	0	4,772	0	4,772
Louisiana	0	17,084	0	17,084
Maine	0	1,714	0	1,714

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	61

Consolidated Schedule of Investments	PIMCO Municipal Income Fund II	(Cont.)	June 30, 2025	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Maryland	$0	$4,176	$0	$4,176
Massachusetts	0	2,427	0	2,427
Michigan	0	10,811	0	10,811
Minnesota	0	6,784	0	6,784
Mississippi	0	1,750	0	1,750
Missouri	0	19,132	0	19,132
Multi-State	0	19,939	0	19,939
Nebraska	0	2,240	0	2,240
Nevada	0	7,296	0	7,296
New Hampshire	0	11,366	0	11,366
New Jersey	0	16,768	0	16,768
New York	0	87,694	42	87,736
North Carolina	0	12,180	0	12,180
Ohio	0	37,664	0	37,664
Oklahoma	0	1,977	0	1,977
Oregon	0	5,089	0	5,089

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Pennsylvania	$0	$19,027	$0	$19,027
Puerto Rico	0	33,939	0	33,939
Rhode Island	0	5,404	0	5,404
South Carolina	0	5,350	0	5,350
South Dakota	0	1,058	0	1,058
Texas	0	119,885	0	119,885
Utah	0	6,457	0	6,457
Virginia	0	5,721	0	5,721
Washington	0	4,325	0	4,325
West Virginia	0	11,265	0	11,265
Wisconsin	0	27,463	0	27,463
U.S. Government Agencies	0	23,751	4,100	27,851
Non-Agency Mortgage-Backed Securities	0	704	0	704

Total Investments	$0	$878,259	$34,406	$912,665

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$16,299	$13,637	$(43)	$41	$6	$324	$0	$0	$30,264	$324
Municipal Bonds & Notes	0	0	0	0	0	42	0	0	42	42
U.S. Government Agencies	1,045	4,100	0	4	0	(7)	0	(1,042)	4,100	0

Totals	$17,344	$17,737	$(43)	$45	$6	$359	$0	$(1,042)	$34,406	$366

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$21,135	Discounted Cash Flow	Discount Rate	5.400-6.760	6.048
	9,129	Recent Transaction	Purchase Price	100.000	—
Municipal Bonds & Notes	42	Other Valuation Techniques (2)	—	—	—
U.S. Government Agencies	4,100	Recent Transaction	Purchase Price	100.000	—

Total	$34,406

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

62	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Municipal Income Fund III	June 30, 2025	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 5.1%

Bellwood Senior Housing
4.280% due 10/01/2040 «(e)	$2,859	$2,587

Fairhaven Glen
TBD% due 11/01/2027 «µ	1,800	1,800
TBD% due 12/12/2041 «µ	100	100
TBD% - 6.000% due 01/01/2067 «µ	2,300	2,323

Falcon PK
TBD% due 11/01/2026 «µ	500	500
TBD% - 5.943% due 10/26/2063 «~µ	2,700	2,700

Laurel Wood Apartments
TBD% - 6.500% due 01/01/2043 «µ	2,342	2,342

Total Loan Participations and Assignments (Cost $12,329)		12,352

MUNICIPAL BONDS & NOTES 165.3%

ALABAMA 2.9%

Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 06/01/2055	900	908

Irondale Public Building Authority, Alabama Revenue Bonds, Series 2024
4.000% due 10/01/2049	1,515	1,322

Jefferson County, Alabama Sewer Revenue Bonds, Series 2024
5.250% due 10/01/2049	2,500	2,530

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024
5.000% due 06/01/2054	1,195	1,148

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,000	1,021

		6,929

ALASKA 0.5%

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	1,165	1,196

ARIZONA 9.6%

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	1,200	36

Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 01/01/2059 (d)	1,429	780
5.125% due 01/01/2059	750	692

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2055 ^(b)	1,200	840

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 01/01/2041	750	682

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.000% due 01/01/2044	5,565	4,947

Maricopa County, Arizona School District No 83, Cartwright Elementary Revenue Bonds, Series 2020
4.000% due 10/01/2044	4,120	3,307

Salt Verde Financial Corp. Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2037	11,600	12,096

		23,380

ARKANSAS 0.9%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	1,250	1,356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
5.250% due 03/01/2053	$700	$719

		2,075

CALIFORNIA 4.5%

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	2,400	2,426

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025
9.500% due 01/01/2065	500	474

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 12/01/2046	1,500	1,419

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,810	1,684

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,500	265

Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021
4.000% due 12/01/2046	1,490	1,335

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	2,000	2,393

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	1,100	913

		10,909

COLORADO 4.5%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,500	2,358
4.000% due 08/01/2049	2,000	1,676

Colorado Health Facilities Authority Revenue Bonds, Series 2025
5.125% due 12/01/2055	850	831

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	1,615	1,243

Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024
4.250% due 12/01/2049	1,000	883

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,250	1,256

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	1,250	1,255

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	588

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	480

Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022
4.750% due 12/01/2051	500	375

		10,945

CONNECTICUT 0.6%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2022
5.000% due 07/01/2047	1,380	1,383

DELAWARE 4.8%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	11,120	9,769
7.120% due 07/01/2037	1,965	1,862

		11,631

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 2.0%

District of Columbia Revenue Bonds, Series 2015
5.000% due 07/15/2040	$1,700	$1,702

District of Columbia Revenue Bonds, Series 2022
5.500% due 08/31/2036	1,800	1,995

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2023
5.250% due 10/01/2053	1,200	1,214

		4,911

FLORIDA 9.0%

Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2051	1,750	1,369

Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	3,000	2,634

Florida Development Finance Corp. Revenue Bonds, Series 2024
4.500% due 08/01/2055	1,250	1,109
5.000% due 07/01/2038	3,250	3,080

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
4.000% due 10/01/2042	730	730

Halifax Hospital Medical Center, Florida Revenue Bonds, Series 2024
4.250% due 06/01/2054	1,200	1,055

Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020
4.000% due 08/01/2050	1,800	1,517

Kissimmee, Florida Revenue Bonds, Series 2024
4.000% due 10/01/2049	500	439

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024
5.000% due 10/01/2034	900	971

Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025
4.880% due 03/01/2046	600	582

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2048	2,500	2,216

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2047	1,850	1,798

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025
5.000% due 10/01/2043	1,200	1,234

South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017
4.000% due 08/15/2047	3,750	3,197

		21,931

GEORGIA 4.8%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035 ^(b)	1,750	910

Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	3,000	3,002

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	7,000	6,753

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024
4.125% due 10/01/2049	1,000	914

		11,579

ILLINOIS 13.7%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2018
5.000% due 12/01/2046	4,000	3,635

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	63

Consolidated Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2047	$1,250	$1,231

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2024
5.250% due 01/01/2048	2,450	2,492

Cook County, Illinois School District No 28 General Obligation Bonds, Series 2025
5.000% due 12/01/2050 (a)	600	598

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	919	7

Illinois Finance Authority Revenue Bonds, Series 2018
5.000% due 05/15/2043	2,900	2,863

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(b)	1,010	656

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2049	2,600	2,600

Illinois Finance Authority Revenue Notes, Series 2024
5.000% due 11/15/2034	1,000	1,079

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	2,008
5.000% due 05/01/2041	1,500	1,512

Illinois State General Obligation Bonds, Series 2024
5.250% due 05/01/2048	2,000	2,016

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2027	7,000	7,314

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012
0.000% due 12/15/2051 (c)	2,500	597

Regional Transportation Authority, Illinois Revenue Bonds, Series 2018
5.000% due 06/01/2038	3,900	4,013

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	700	598

		33,219

INDIANA 3.0%

Indiana Finance Authority Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,400	1,427

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(b)	1,650	248

Indiana Finance Authority Revenue Bonds, Series 2025
5.000% due 10/01/2057 (a)	2,300	2,523

Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
6.250% due 07/01/2056	500	473

Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,007
6.000% due 03/01/2053	1,000	1,035

Indianapolis, Indiana Revenue Bonds, Series 2016
6.250% due 07/01/2056	500	475

		7,188

IOWA 4.1%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
5.000% due 12/01/2050	5,455	6,187

Iowa Finance Authority Revenue Bonds, Series 2013
3.900% due 02/15/2039	3,000	3,000

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	875	751

		9,938

KENTUCKY 0.8%

Kentucky Municipal Energy Agency Revenue Bonds, (AGC Insured), Series 2025
5.000% due 01/01/2055	1,500	1,520

Warren County, Kentucky Revenue Bonds, Series 2024
5.250% due 04/01/2049	500	510

		2,030

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 3.1%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	$4,000	$3,638

Louisiana Public Facilities Authority Revenue Bonds, Series 2017
5.000% due 05/15/2046	2,500	2,441

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	1,350	1,450

		7,529

MAINE 0.7%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
4.000% due 07/01/2045	2,000	1,745

MARYLAND 0.7%

Maryland Economic Development Corp. Revenue Bonds, Series 2020
4.000% due 07/01/2040	500	458

Maryland State General Obligation Bonds, Series 2025
5.000% due 06/01/2039	1,200	1,319

		1,777

MASSACHUSETTS 1.0%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	1,000	973

Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.625% due 10/15/2037 ^(b)	228	0

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	1,000	971

Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.125% due 06/01/2043	525	525

		2,469

MICHIGAN 4.8%

Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021
5.000% due 01/01/2051	2,500	2,493

Michigan Finance Authority Revenue Bonds, Series 2016
5.000% due 12/01/2045	1,000	984

Michigan Finance Authority Revenue Bonds, Series 2017
5.000% due 12/01/2046	2,425	2,396

Michigan State Housing Development Authority Revenue Bonds, Series 2015
4.350% due 10/01/2045	920	881

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	12,500	346

Michigan Trunk Line State Revenue Bonds, Series 2021
4.000% due 11/15/2044	5,000	4,490

		11,590

MINNESOTA 0.2%

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017
5.000% due 11/15/2047	400	392

MISSISSIPPI 0.4%

Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 06/01/2050	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 2.8%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018
4.000% due 11/15/2048	$3,000	$2,602

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023
5.500% due 12/01/2048	1,250	1,297

Jefferson County Industrial Development Authority, Missouri Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 02/01/2043	1,900	1,836

Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2055	1,000	1,008

		6,743

MULTI-STATE 2.6%

FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025
4.388% due 11/25/2042	2,594	2,575

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.143% due 01/25/2040 ~	980	943

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.700% due 04/25/2042 ~	2,693	2,685

		6,203

NEBRASKA 0.5%

University of Nebraska Facilities Corp. Revenue Bonds, Series 2021
4.000% due 07/15/2062	1,310	1,107

NEVADA 1.3%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	1,800	1,835

Reno, Nevada Revenue Bonds, Series 2018
0.010% due 07/01/2058 (c)	11,000	1,265

		3,100

NEW HAMPSHIRE 2.4%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
4.837% due 07/20/2036	2,647	2,586

New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.168% due 01/20/2041 ~	898	854

New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025
5.000% due 08/01/2055	2,500	2,469

		5,909

NEW JERSEY 3.7%

New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	3,200	2,253

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.250% due 06/15/2050	1,200	1,236

Passaic County, New Jersey Improvement Authority Revenue Bonds, Series 2025
4.500% due 07/01/2040	250	240

Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,200	1,234
5.000% due 06/01/2046	4,090	3,946

		8,909

64	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 11.9%

Build NYC Resource Corp. New York Revenue Bonds, Series 2023
5.250% due 07/01/2057	$2,000	$1,952

Erie County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured), Series 2023
4.250% due 02/01/2041	1,188	1,124

Nassau County, New York General Obligation Bonds, Series 2021
5.000% due 01/01/2058 «	785	44

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	800	827

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 05/01/2045	4,700	4,204

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.500% due 11/01/2045	2,250	2,382

New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	1,700	1,934

New York Liberty Development Corp. Revenue Bonds, Series 2021
2.875% due 11/15/2046	1,760	1,202

New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	500	438

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2039	5,250	5,130

New York State Urban Development Corp. Revenue Bonds, Series 2021
4.000% due 03/15/2047	3,250	2,901

New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024
5.250% due 12/31/2054	2,000	2,003

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.125% due 06/30/2060	2,500	2,458

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
4.000% due 05/15/2057	2,750	2,311

		28,910

NORTH CAROLINA 2.3%

Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024
4.450% due 06/01/2041	1,090	1,072

Inlivian, North Carolina Revenue Bonds, Series 2025
5.050% due 02/01/2043	500	507

North Carolina Turnpike Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 01/01/2058	4,050	4,058

		5,637

NORTH DAKOTA 0.0%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	940	0

OHIO 8.1%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.010% due 06/01/2057 (c)	39,500	3,675

Canton City School District, Ohio General Obligation Bonds, Series 2023
5.500% due 12/01/2050	1,750	1,822

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	5,310	4,545

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Montgomery County, Ohio Dayton Children’s Hospital Revenue Bonds, Series 2021
4.000% due 08/01/2046	$2,250	$1,952

Ohio Air Quality Development Authority Revenue Bonds, Series 2015
4.250% due 11/01/2040	2,000	2,023

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,250	1,109

Ohio Air Quality Development Authority Revenue Notes, Series 2019
3.250% due 09/01/2029	900	880

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
4.350% due 09/01/2044	1,185	1,137

Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.550% due 09/01/2045	2,600	2,535

		19,678

OKLAHOMA 0.7%

Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2052	1,600	1,581

OREGON 1.1%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	947

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
0.010% due 06/15/2048 (c)	2,495	764
5.000% due 06/15/2052	1,000	1,018

		2,729

PENNSYLVANIA 4.3%

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2022
4.000% due 05/01/2040	1,750	1,617

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.750% due 12/31/2062	3,000	3,115

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	1,000	1,036

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2024
4.000% due 07/01/2054	2,550	2,550

Philadelphia, Pennsylvania Airport Revenue Bonds, Series 2017
5.000% due 07/01/2047	2,200	2,163

		10,481

PUERTO RICO 6.6%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	31,000	1,451

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2051	3,921	2,480

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	1,750	1,212
4.000% due 07/01/2041	1,700	1,513

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	10,500	2,455
0.010% due 07/01/2046 (c)	9,650	3,074

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.784% due 07/01/2058	4,260	3,888

		16,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 1.2%

Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	$3,000	$2,975

SOUTH CAROLINA 1.1%

South Carolina Public Service Authority Revenue Bonds, Series 2025
5.250% due 12/01/2050	2,500	2,558

SOUTH DAKOTA 0.2%

South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025
4.500% due 11/01/2045	500	481

TEXAS 26.5%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(b)	650	65
12.000% due 12/01/2045 ^(b)	1,100	132

Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.125% due 08/15/2049	1,100	976

Bexar County Texas Hospital District, General Obligation Bonds, Series 2018
4.000% due 02/15/2043	2,500	2,278

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	1,875	1,406

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	1,250	1,202

Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	500	479

Clifton Higher Education Finance Corp. Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	1,000	1,004

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	5,000	4,360

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2039	1,000	1,058

EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023
4.000% due 12/01/2033	4,000	3,939

Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	1,000	879

Fort Bend County Texas Public Facility Corp. Revenue Bonds, Series 2023
5.000% due 03/01/2048	3,375	3,457

Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025
5.000% due 02/15/2049 (a)	1,000	1,018

Grand Parkway Transportation Corp. Texas Revenue Bonds, (AGM/CR Insured), Series 2020
4.000% due 10/01/2049	1,045	914

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	1,290	1,113

Houston, Texas Combined Utility System Revenue Bonds, Series 2020
4.000% due 11/15/2049	1,000	860

Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2050	2,500	2,180

La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	4,200	3,696

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	65

Consolidated Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2053	$4,900	$4,980

Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023
4.000% due 02/15/2048	2,500	2,213

Lower Colorado River Authority, Texas Revenue Bonds, Series 2025
5.000% due 05/15/2041	1,200	1,257

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2040	2,000	2,035

North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,344

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.250% due 02/01/2049	2,500	2,598

Southeast Regional Management District, Texas General Obligation Bonds, (AGC Insured), Series 2024
4.250% due 04/01/2049	1,185	1,059

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	507

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	1,480	1,481

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025
5.750% due 01/01/2056	3,000	3,286

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2026	150	154

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	2,870	2,946

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	2,000	1,913

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	800	801

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	1,700	1,719

Texas Water Development Board Revenue Bonds, Series 2024
4.125% due 10/15/2047	3,100	2,813

West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 12/15/2060	2,700	2,205

		64,327

UTAH 1.7%

Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025
5.250% due 06/01/2043	2,300	2,430

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Military Installation Development Authority, Utah Revenue Bonds, Series 2021
4.000% due 06/01/2036	$1,000	$931

Ogden City Redevelopment Agency, Utah Revenue Bonds, Series 2023
5.000% due 01/15/2053	700	712

		4,073

VIRGINIA 0.8%

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	25,000	680
5.000% due 07/01/2034	1,420	1,257

		1,937

WASHINGTON 2.6%

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.000% due 01/01/2046	4,000	3,613

Vancouver Housing Authority, Washington Revenue Bonds, Series 2025
4.125% due 12/01/2039	800	753

Washington Health Care Facilities Authority Revenue Bonds, Series 2020
5.000% due 09/01/2039	1,300	1,341

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	825	668

		6,375

WEST VIRGINIA 0.9%

Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,009

West Virginia Economic Development Authority Revenue Bonds, Series 2025
5.450% due 01/01/2055	1,200	1,225

		2,234

WISCONSIN 5.4%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
7.000% due 01/01/2050	2,500	2,570

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048 ^(b)	2,500	1,125

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	7,500	527
4.000% due 09/30/2051	1,260	996
4.500% due 06/01/2056	885	646

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
5.000% due 10/01/2052	2,000	2,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2036	$500	$537

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2045 (c)	6,500	2,382

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	415	418

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022
4.000% due 12/01/2051	2,070	1,802

		13,006

Total Municipal Bonds & Notes (Cost $419,065)		400,772

U.S. GOVERNMENT AGENCIES 5.5%

BBRA
7.215% due 06/02/2059 «	1,900	1,900

Freddie Mac
3.260% due 12/25/2038 - 01/25/2039 ~	3,488	2,757
3.541% due 01/25/2043 ~	600	385
3.800% due 01/01/2040	4,937	4,607
3.850% due 01/01/2040	2,800	2,632
4.900% due 02/01/2040	494	515
5.469% due 01/25/2042 ~	600	481

Total U.S. Government Agencies (Cost $13,499)		13,277

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Housing & Redevelopment Authority of Duluth Minnesota
4.950% due 08/01/2042	350	352

Total Non-Agency Mortgage-Backed Securities (Cost $350)		352

Total Investments in Securities (Cost $445,243)		426,753

Total Investments 176.0% (Cost $445,243)		$426,753

Remarketable Variable Rate MuniFund Term Preferred Shares, at liquidation value (75.0)%		(181,903)

Other Assets and Liabilities, net (1.0)%		(2,442)

Net Assets Applicable to Common Shareholders 100.0%		$242,408

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ
All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~
Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.

66	PIMCO CLOSED-END FUNDS	See Accompanying Notes

June 30, 2025	(Unaudited)

(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Bellwood Senior Housing	4.280%	10/01/2040	05/01/2025	$ 2,587	$2,587	1.07%

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June
 30, 2025 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$12,352	$12,352
Municipal Bonds & Notes
Alabama	0	6,929	0	6,929
Alaska	0	1,196	0	1,196
Arizona	0	23,380	0	23,380
Arkansas	0	2,075	0	2,075
California	0	10,909	0	10,909
Colorado	0	10,945	0	10,945
Connecticut	0	1,383	0	1,383
Delaware	0	11,631	0	11,631
District of Columbia	0	4,911	0	4,911
Florida	0	21,931	0	21,931
Georgia	0	11,579	0	11,579
Illinois	0	33,219	0	33,219
Indiana	0	7,188	0	7,188
Iowa	0	9,938	0	9,938
Kentucky	0	2,030	0	2,030
Louisiana	0	7,529	0	7,529
Maine	0	1,745	0	1,745
Maryland	0	1,777	0	1,777
Massachusetts	0	2,469	0	2,469
Michigan	0	11,590	0	11,590
Minnesota	0	392	0	392
Mississippi	0	1,000	0	1,000
Missouri	0	6,743	0	6,743

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025
Multi-State	$0	$6,203	$0	$6,203
Nebraska	0	1,107	0	1,107
Nevada	0	3,100	0	3,100
New Hampshire	0	5,909	0	5,909
New Jersey	0	8,909	0	8,909
New York	0	28,866	44	28,910
North Carolina	0	5,637	0	5,637
Ohio	0	19,678	0	19,678
Oklahoma	0	1,581	0	1,581
Oregon	0	2,729	0	2,729
Pennsylvania	0	10,481	0	10,481
Puerto Rico	0	16,073	0	16,073
Rhode Island	0	2,975	0	2,975
South Carolina	0	2,558	0	2,558
South Dakota	0	481	0	481
Texas	0	64,327	0	64,327
Utah	0	4,073	0	4,073
Virginia	0	1,937	0	1,937
Washington	0	6,375	0	6,375
West Virginia	0	2,234	0	2,234
Wisconsin	0	13,006	0	13,006
U.S. Government Agencies	0	11,377	1,900	13,277
Non-Agency Mortgage-Backed Securities	0	352	0	352

Total Investments	$0	$412,457	$14,296	$426,753

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:

Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$7,400	$4,928	$(2)	$3	$0	$23	$0	$0	$12,352	$23
Municipal Bonds & Notes	0	0	0	0	0	44	0	0	44	44
U.S. Government Agencies	482	1,900	0	2	0	(3)	0	(481)	1,900	0

Totals	$7,882	$6,828	$(2)	$5	$0	$64	$0	$(481)	$14,296	$67

See Accompanying Notes	SEMIANNUAL REPORT	|	JUNE 30, 2025	67

Consolidated Schedule of Investments	PIMCO Municipal Income Fund III	(Cont.)	June 30, 2025	(Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$8,110	Discounted Cash Flow	Discount Rate	5.330-6.760	6.143
	4,242	Recent Transaction	Purchase Price	100.000	—
Municipal Bonds & Notes	44	Other Valuation Techniques (2)	—	—	—
U.S. Government Agencies	1,900	Recent Transaction	Purchase Price	100.000	—

Total	$14,296

(1)
Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

68	PIMCO CLOSED-END FUNDS	See Accompanying Notes

Notes to Financial Statements	June 30, 2025	(Unaudited)

1. ORGANIZATION

PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II and PIMCO Municipal Income Fund III (each a “Fund” and collectively, the “Funds”) are organized as closed-end
management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the “Act”). Each Fund was organized as a Massachusetts business trust on the dates shown in the table below. Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) serves as the Funds’ investment manager.

Fund Name	Formation Date

PIMCO California Municipal Income Fund	May 10, 2001

PIMCO California Municipal Income Fund II	March 29, 2002

PIMCO California Municipal Income Fund III	August 20, 2002

PIMCO New York Municipal Income Fund	May 10, 2001

PIMCO New York Municipal Income Fund II	March 29, 2002

PIMCO New York Municipal Income Fund III	August 20, 2002

PIMCO Municipal Income Fund	May 9, 2001

PIMCO Municipal Income Fund II	March 29, 2002

PIMCO Municipal Income Fund III	August 20, 2002

PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II and PIMCO New York Municipal Income Fund III have established wholly-owned subsidiaries in Delaware. See Note 13, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the treatment of each Fund’s subsidiaries in the financial statements.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

Each Fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”)
2023-07,
Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The
Officers of the Funds, as listed in the Management of the Funds section of the most recent annual report, act as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and each Fund’s long-term strategic asset allocation is pre-determined
in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including, but not limited to ASC 946. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend
date, except certain dividends from foreign securities where the ex-dividend
date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend
date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to

SEMIANNUAL REPORT	|	JUNE 30, 2025	69

Notes to Financial Statements	(Cont.)

the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on
non-accrual
status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual
status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual
forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Distributions — Common Shares
 The following table shows the anticipated frequency of distributions from net investment income to common shareholders.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Municipal Income Fund	Monthly	Monthly

PIMCO California Municipal Income Fund II	Monthly	Monthly

PIMCO California Municipal Income Fund III	Monthly	Monthly

PIMCO New York Municipal Income Fund	Monthly	Monthly

PIMCO New York Municipal Income Fund II	Monthly	Monthly

PIMCO New York Municipal Income Fund III	Monthly	Monthly

PIMCO Municipal Income Fund	Monthly	Monthly

PIMCO Municipal Income Fund II	Monthly	Monthly

PIMCO Municipal Income Fund III	Monthly	Monthly

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt
interest and any investment company taxable income, and may distribute its net capital gain. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in
surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related
characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(c) New Accounting Pronouncements and Regulatory Updates
In September 2023, the U.S. Securities and Exchange Commision (“SEC”)

70	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

adopted amendments to Rule
35d-1
under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the Fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule
35d-1
consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule
35d-1
and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.
At this time, management is evaluating the implications of these changes on the financial statements.

In December 2023, FASB issued ASU
2023-09,
which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies
The NAV of a Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign
(non-U.S.)
equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign
(non-U.S.)
equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5
under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule
2a-5,
the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign
(non-U.S.)
fixed income securities,
non-exchange
traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on,

SEMIANNUAL REPORT	|	JUNE 30, 2025	71

Notes to Financial Statements	(Cont.)

among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end
management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign
(non-U.S.)
equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign
(non-U.S.)
equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign
(non-U.S.)
equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign
(non-U.S.)
securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign
(non-U.S.)
equity securities on days when a Fund is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that a Fund is not open for business. As a result, to the extent that a Fund holds foreign
(non-U.S.)
investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Funds’ and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, a Fund cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy
U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎
Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest

72	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy
Level 1, Level 2 and Level
 3 trading assets and trading liabilities, at fair value
 The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Investments in registered
open-end
investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end
investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities,
non-U.S.
bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

SEMIANNUAL REPORT	|	JUNE 30, 2025	73

Notes to Financial Statements	(Cont.)

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Securities
The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments
 are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of direct investments, participations in loans or assignments of all or a portion of loans from third parties or exposure to investments in loans through investments in a mutual fund or other pooled investment vehicle. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement.

In the event of the insolvency of the agent selling a participation, a Fund may be treated as a general creditor of the agent and may not benefit from any set-off
between the agent and the borrower. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.
Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Fund may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Fund may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Fund may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Fund to do so. Alternatively, a Fund may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Fund may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans,
B-Notes
and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by

74	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities
 directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment which consists of both principal and interest payments. Interest may be determined by fixed or adjustable rates. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid
with the Fund being unable to reinvest the proceeds in an investment with as great a yield. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. Interest-only and principal-only securities are especially sensitive to interest rate changes, which can affect not only their prices but can also change the income flows and repayment assumptions about those investments. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental
issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans,
peer-to-peer
loans and litigation finance loans. The Funds may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Restricted Investments
 are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of June 30, 2025, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

SEMIANNUAL REPORT	|	JUNE 30, 2025	75

Notes to Financial Statements	(Cont.)

Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

When-Issued Transactions
 are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

Tender Option Bond Transactions
 In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by a Fund. The TOB Floater is generally issued to third-party investors (typically a money market fund) and the TOB Residual is generally issued to a Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to a Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from a Fund, a Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which a Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (i) cause the holders of the TOB Floater to tender their notes at par, and (ii) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event, after the payment of fees, the TOB Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

If there are insufficient proceeds from the liquidation of the TOB Trust, the party that would bear the losses would depend upon whether a Fund holds a non-recourse
TOBs Residual or a recourse TOBs Residual.

76	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

If a Fund holds a
non-recourse
TOBs Residual, the Liquidity Provider or holders of the TOBs Floaters would bear the losses on those securities and there would be no recourse to the Fund’s assets. If a Fund holds a recourse TOBs Residual, the Fund (and, indirectly, holders of the Fund’s Common Shares) would typically bear the losses. In particular, if a Fund holds a recourse TOBs Residual, it will typically have entered into an agreement pursuant to which the Fund would be required to pay to the Liquidity Provider the difference between the purchase price of any TOBs Floaters put to the Liquidity Provider by holders of the TOBs Floaters and the proceeds realized from the remarketing of those TOBs Floaters or the sale of the assets in the TOBs Issuer. Each Fund may invest in both non-recourse
and recourse TOBs Residuals to leverage its portfolio.

Each Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013, regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. The Volcker Rule precludes banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust (e.g., a Fund) to retain at least five percent of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended June 30, 2025, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate

PIMCO Municipal Income Fund II	$7,500	3.62%

SEMIANNUAL REPORT	|	JUNE 30, 2025	77

Notes to Financial Statements	(Cont.)

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary of select principal risks. For a complete list of the principal risks the Funds may be subject to, please see the Funds’ annual report dated December 31, 2024.

	PIMCO California Municipal Income Fund (PCQ)	PIMCO California Municipal Income Fund II (PCK)	PIMCO California Municipal Income Fund III (PZC)	PIMCO Municipal Income Fund (PMF)	PIMCO Municipal Income Fund II (PML)	PIMCO Municipal Income Fund III (PMX)	PIMCO New York Municipal Income Fund (PNF)	PIMCO New York Municipal Income Fund II (PNI)	PIMCO New York Municipal Income Fund III (PYN)

AMT Bonds	X	X	X	X	X	X	X	X	X

Asset Allocation	X	X	X	X	X	X	X	X	X

California State-Specific	X	X	X	X	X	X	—	—	—

Call	X	X	X	X	X	X	X	X	X

Confidential Information Access	X	X	X	X	X	X	X	X	X

Counterparty	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X

Credit Default Swaps	X	X	X	X	X	X	X	X	X

Cyber Security	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Distribution Rate	X	X	X	X	X	X	X	X	X

Focused Investment	X	X	X	X	X	X	X	X	X

High Yield Securities	X	X	X	X	X	X	X	X	X

Illinois State-Specific	—	—	—	X	X	X	—	—	—

Inflation/Deflation	X	X	X	X	X	X	X	X	X

Insurance	X	X	X	X	X	X	X	X	X

Insurance-Linked and Other Instruments	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Leverage	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Loan Origination	X	X	X	X	X	X	X	X	X

Loans and Other Indebtedness; Loan Participations and Assignments	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Market Discounts	X	X	X	X	X	X	X	X	X

Market Disruptions	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	—	—	—

Mortgage-Related Derivative Instruments	X	X	X	X	X	X	X	X	X

Municipal Bond	X	X	X	X	X	X	X	X	X

Municipal Project-Specific	X	X	X	X	X	X	X	X	X

Municipal Project Housing-Related	—	—	—	X	X	X	—	—	—

New York State-Specific	—	—	—	X	X	X	X	X	X

Non-Diversification	—	—	—	—	—	—	X	—	X

Operational	X	X	X	X	X	X	X	X	X

Other Investment Companies	X	X	X	X	X	X	X	X	X

Portfolio Turnover	X	X	X	X	X	X	X	X	X

Potential Conflicts of Interest — Allocation of Investment Opportunities	X	X	X	X	X	X	X	X	X

Privacy and Data Security	X	X	X	X	X	X	X	X	X

Private Placement and Restricted Securities	X	X	X	X	X	X	X	X	X

Puerto Rico-Specific	X	X	X	X	X	X	X	X	X

Regulatory Changes	X	X	X	X	X	X	X	X	X

78	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

	PIMCO California Municipal Income Fund (PCQ)	PIMCO California Municipal Income Fund II (PCK)	PIMCO California Municipal Income Fund III (PZC)	PIMCO Municipal Income Fund (PMF)	PIMCO Municipal Income Fund II (PML)	PIMCO Municipal Income Fund III (PMX)	PIMCO New York Municipal Income Fund (PNF)	PIMCO New York Municipal Income Fund II (PNI)	PIMCO New York Municipal Income Fund III (PYN)

Regulatory – Commodity Pool Operator	X	X	X	X	X	X	X	X	X

Reinvestment	X	X	X	X	X	X	X	X	X

Repurchase Agreements	X	X	X	X	X	X	X	X	X

Securities Lending	X	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X	X

Structured Investments	X	X	X	X	X	X	X	X	X

Tax	X	X	X	X	X	X	X	X	X

U.S. Government Securities	X	X	X	X	X	X	X	X	X

Valuation	X	X	X	X	X	X	X	X	X

Zero-Coupon Bond, Step-Ups and Payment-In-Kind Securities	X	X	X	X	X	X	X	X	X

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability
.

Asset Allocation Risk is the risk that a Fund could experience losses as a result of less than optimal or poor asset allocation decisions. A Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

California State-Specific Risk is the risk that a Fund, by investing in municipal bonds issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies, may be affected significantly by political, economic, regulatory, social, environmental or public health developments affecting the ability of California tax-exempt
issuers to pay interest or repay principal.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount
of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Confidential Information Access Risk is the risk that, in managing a Fund (and other PIMCO clients), PIMCO may from time to time have the opportunity to receive material, non-public
information (“Confidential Information”) about the issuers of certain investments, including, without limitation, senior floating rate loans, other loans and related investments being considered for acquisition by the Fund or held in the Fund’s portfolio. If PIMCO intentionally or unintentionally comes into possession of Confidential Information, it may be unable, potentially for a substantial period of time, to purchase or sell investments to which such Confidential Information relates.

Counterparty Risk is the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery (including recovery of any collateral it has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up,
bankruptcy, or other analogous proceeding. Counterparty credit risk also includes the related risk of having concentrated exposure to a single counterparty, which may increase potential losses if the counterparty were to become insolvent.

Credit Default Swaps Risk is the risk of investing in credit default swaps, including illiquidity risk, counterparty risk, leverage risk and credit risk. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any

SEMIANNUAL REPORT	|	JUNE 30, 2025	79

Notes to Financial Statements	(Cont.)

deliverable obligation received by the seller (if any), coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. When a Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein. As the seller, a Fund would receive a stream of payments over the term of the swap agreement provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. A Fund would effectively add leverage to its portfolio because, if a default occurs, the stream of payments may stop and, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. In addition, selling credit default swaps may not be profitable for a Fund if no secondary market exists or the Fund is otherwise unable to close out these transactions at advantageous times
.

Credit Risk is the risk that a Fund could experience losses if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), the counterparty to a derivatives contract, or the issuer or guarantor of collateral, repurchase agreement or a loan of portfolio securities, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments or to otherwise honor its obligations. Credit risk also includes credit spread risk, which is the risk that credit spreads (i.e., the difference in yield between securities that is due to the difference in their actual or perceived credit quality) may increase when the market believes that investments generally have a greater risk of default.

Cyber Security Risk is the risk that, as the use of technology, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Funds, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/ or destruction, or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures
or
breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests
.

Derivatives Risk is the risk of investing in derivative
instruments
(such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks and valuation complexity. Changes in the value of a derivative or other similar instrument may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. In addition, the use of derivatives may cause a Fund’s investment returns to be impacted by the performance of assets the Fund does not own, potentially resulting in the Fund’s total investment exposure exceeding the value of its portfolio.

Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility.
Non-centrally
cleared
over-the-counter
(“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally
cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker, or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar instruments and/ or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

80	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

Distribution Rate
Risk
is
the
risk that, although a Fund may seek to maintain level distributions, the Fund’s distribution rate may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in a Fund’s distribution rate or that the rate will be sustainable in the future.

Focused Investment Risk is the risk that, to the extent that a Fund focuses its investments in a particular industry, country or geographic region, the NAV of its common shares will be more susceptible to events or factors affecting companies in that industry, country or geographic region
.

High Yield Securities Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks, including the risk that a court will subordinate high yield senior debt to other debt of the issuer or take other actions detrimental to holders of the senior debt. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments
, and their values may be more volatile than higher-rated securities of similar maturity.

Illinois State-Specific Risk is the risk that by concentrating its investments in Illinois municipal bonds, the Fund may be affected significantly by economic, regulatory, social, environmental, public health or political developments affecting the ability of Illinois issuers to pay interest or repay principal.

Inflation/Deflation Risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may
result in a decline in the value of the Fund’s portfolio and common shares.

Insurance Risk is the risk that a Fund may purchase municipal securities that are secured by insurance, bank credit agreements or escrow accounts and the credit quality of the companies that provide such credit enhancements will affect the value of those securities. The insurance feature of a municipal security does not guarantee the full payment of principal and interest through the life of an insured
obligation, the market value of the insured obligation or the net asset value of the common shares represented by such insured obligation
.

Insurance-Linked and Other Instruments Risk is the risk that a Fund could lose a portion or all of the principal it has invested in insurance-linked instruments and similar investments (which may include, for example, exposure to reinsurance contracts (through sidecars or otherwise) event-linked bonds, such as catastrophe and resilience bonds, and securities relating to life insurance policies, annuity contracts and premium finance loans).

Interest Rate Risk is the risk that fixed income securities and other instruments in a Fund’s portfolio will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government policy, inflation, the economy, and market for bonds can impact interest rates and yields
.

Issuer Risk is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, major litigation, investigations or other controversies, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Leverage Risk is the risk that certain transactions of a Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Fund’s sensitivity to interest rate risks. When a Fund reduces or discontinues its use of leverage (“deleveraging”), which it may be required to do at inopportune times, it may be required to sell portfolio securities at inopportune times to repay leverage obligations, which could result in realized losses and a decrease in the Fund’s net asset value
.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell investments at an advantageous time or price or possibly require a Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations, which could prevent the Fund from taking advantage of other investment opportunities. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the

SEMIANNUAL REPORT	|	JUNE 30, 2025	81

Notes to Financial Statements	(Cont.)

conditions of a particular issuer, such as during political events (including periods of rapid interest rate changes). There can be no assurance that an investment that is deemed to be liquid when purchased will continue to be liquid while it is
held by a Fund and/or when the Fund wishes to dispose of it.

Loan Origination Risk is the risk associated with the fact that a Fund may also seek to originate loans, including, without limitation, residential and/or commercial real estate or mortgage-related loans, consumer loans or other types of loans, which may be in the form of whole loans, secured and unsecured notes, senior and second lien loans, mezzanine loans, bridge loans or similar investments. A Fund may originate loans to corporations and/or other legal entities and individuals, including foreign
(non-U.S.)
entities and individuals. Such borrowers may have credit ratings that are determined by one or more NRSROs or PIMCO to be below investment grade. This may include loans to public or private firms or individuals, such as in connection with housing development projects. The loans a Fund invests in or originates may vary in maturity and/or duration. A Fund is not limited in the amount, size or type of loans it may invest in and/or originate, including with respect to a single borrower or with respect to borrowers that are determined to be below investment grade, other than pursuant to any applicable law. A Fund’s investment in or origination of loans may also be limited by the requirements the Fund intends to observe under Subchapter M of the Code in order to qualify as a RIC. A Fund may subsequently offer such investments for sale to third parties, provided that there is no assurance that a Fund will complete the sale of such an investment. If a Fund is unable to sell, assign or successfully close transactions for the loans that it originates, the Fund will be forced to hold its interest in such loans for an indeterminate period of time. This could result in a Fund’s investments having high exposure to certain borrowers. A Fund will be responsible for the expenses associated with originating a loan (whether or not consummated). This may include significant legal and due
diligence expenses, which will be indirectly borne by a Fund and Common
Shareholders
.

Loans and Other Indebtedness; Loan Participations and Assignments Risk is the risk that scheduled interest or principal payments will not be made in a timely manner or at all, either of which may adversely affect the values of a loan. Additionally, there is a risk that the collateral underlying a loan may be unavailable or insufficient to satisfy a borrower’s obligation, and a Fund could become part owner of any collateral if a loan is foreclosed, subjecting a Fund to costs associated with owning and disposing of the collateral. In the event of the insolvency of the lender selling a participation, there is a risk that a Fund may be treated as a general creditor of the lender and may not benefit from any set-off
between the lender and the borrower. If a loan is foreclosed, a Fund may become owner of the loan’s collateral
.
A Fund may bear the costs and liabilities associated with owning and holding or disposing of the collateral. There is the risk that a Fund may have difficulty disposing of loans and loan participations due to the lack of a liquid secondary market for loans and loan participations.

To the extent a Fund invests in loans or originates loans, including bank loans, the Fund may be subject to greater levels of credit risk, call risk, settlement risk, risk of subordination to other creditors, insufficient or lack of protection under the federal securities laws and liquidity risk than funds that do not acquire such instruments.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or perceived conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Market Risk is the risk that the value of securities owned by a Fund may fluctuate, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or companies.

Market Discount Risk is the risk that the price of a Fund’s common shares of beneficial interest will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.

Market Disruptions Risk is the risk of investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a
Fund
.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit

82	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

risk. A Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent
with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Mortgage-Related Derivative Instruments Risk is the risk of investing in derivative mortgage-backed securities, including call risk and extension risk. Small changes in mortgage prepayments can significantly impact the cash flows and the market value of these derivative instruments. In addition, particular derivative instruments may be leveraged such that their exposure (i.e., price sensitivity) to interest rate risk and/or prepayment risk is magnified.

Municipal Bond Risk is the risk that a Fund may be affected significantly by the economic, regulatory, social, environmental, public health or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Project Housing-Related Risk is the risk associated with investing in the bonds of projects focused on low-income,
affordable or other housing developments and businesses located in low-income
areas or invest in or originate loans that finance or are generally related to such projects. There are significant risks associated with the Fund’s investment in the bonds of these types of projects and loans related to such projects. There may be federal, state and local governmental regulatory restrictions on the operation, rental and transfer of these projects. These restrictions may adversely affect economic performance relative to properties that are not subject to these restrictions. There are also no assurances that a project owner will be able to achieve and maintain sufficient rental income in order to pay all operating expenses and maintenance and repair costs of such a project and the debt service on the related bonds or loan on a timely basis.

New York State-Specific Risk is the risk that a Fund, by investing in municipal bonds issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies, may be affected significantly by political, economic, regulatory, social, environmental, or public health developments affecting the ability of New York tax-exempt
issuers to pay interest or repay
principal
.
Non-Diversification
Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are
“non-diversified”
may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Operational Risk is the risk arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Other Investment Companies Risk is the risk that Common Shareholders may be subject to duplicative expenses to the extent a Fund invests in other investment companies. In addition, these other investment companies may utilize leverage, in which case an investment would subject the Fund to additional risks associated with leverage.

Portfolio Turnover Risk is the risk that a high portfolio turnover will result in greater expenses to a Fund, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Fund, the higher these transaction costs borne by the Fund generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates when distributed net of short-term capital losses and net long-term capital losses) and may adversely affect a Fund’s after-tax
returns.

Potential Conflicts of Interest Risk — Allocation of Investment Opportunities is the risk that PIMCO’s or any of its affiliate’s interests or the interests of its clients may conflict with those of the Funds and the results of a Fund’s investment activities may differ from those of the Fund’s affiliates, or another account managed by PIMCO or its affiliates, and it is possible that a Fund could sustain losses during periods in which one or more of the Fund’s affiliates and/or other accounts managed by PIMCO or its affiliates, including proprietary accounts, achieve profits on their trading.

Privacy and Data Security Risk is the risk resulting from the fact that the Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public
personal information about a consumer to
non-affiliated
third parties and require financial institutions to

SEMIANNUAL REPORT	|	JUNE 30, 2025	83

Notes to Financial Statements	(Cont.)

disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated
third parties. Many states and a number of
non-U.S.
jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination. Privacy rules adopted by the U.S. Federal Trade Commission and the SEC implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.

Private Placement and Restricted Securities Risk is the risk that securities received in a private placement may be subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities and the risk that a Fund’s investment in securities that have not been registered for public sale, but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act, may be relatively less liquid than registered securities traded on established securities markets. A Fund may be unable to dispose of such securities when it desires to do so, or at the most favorable time or price. Private placements may also raise valuation risks.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, the Fund may be affected by certain developments, such as political, economic, environmental, social, public health, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

Regulatory Changes Risk is the risk that is associated with the fact that financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and /or preclude the Fund’s ability to achieve its investment objectives. Government regulation may change frequently and may have significant adverse consequences. The Funds and PIMCO have historically been eligible for exemptions from certain regulations. However, there is no assurance that a Fund and PIMCO will continue to be eligible for such exemptions. Moreover, government regulation may have unpredictable and unintended effects.
Regulatory Risk — Commodity Pool Operator is the risk associated with the CFTC’s adopted regulations that subject registered investment companies and their investment advisers to regulation by the CFTC if the registered investment company invests more than a prescribed level of its liquidation value in futures, options on futures or commodities, swaps, or other financial instruments regulated under the Commodity Exchange Act (“CEA”) and the rules thereunder (“commodity interests”), or if the fund markets itself as providing investment exposure to such instruments. PIMCO is registered with the CFTC as a Commodity Pool Operator.

Reinvestment Risk is the risk that income from a Fund’s portfolio will decline if and when the Fund invests the proceeds from matured, traded or called debt obligations at market interest rates that are below the portfolio’s current earnings rate. A Fund also may choose to sell higher yielding portfolio securities and to purchase lower yielding securities to achieve greater portfolio diversification, because the portfolio managers believe the current holdings are overvalued or for other investment-related reasons.

Repurchase Agreements Risk is the risk that, if the party agreeing to repurchase a security should default, a Fund will seek to sell the securities which it holds, which could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending Risk is the risk that, when a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned and lose rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to a party arranging the loan, which may be an affiliate of the Fund.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Structured Investments Risk is the risk that a Fund’s investment in structured products, including structured notes, credit-linked notes and other types of structured products bear the risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products generally entail risks associated with derivative instruments
.

84	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

Tax Risk is the risk that if, in any year, a Fund were to fail to qualify for treatment as a regulated investment company under the Tax Code, and were ineligible to or did not otherwise cure such failure, the Fund would be subject to tax on its taxable income at corporate rates and, when such income is distributed, shareholders would be subject to a further tax to the extent of the Fund’s current or accumulated earnings and profits.

U.S. Government Securities Risk is the risk that the obligations supported by (i) the full faith and credit of the United States, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase the agency’s obligations (iv) or only by the credit of the agency, instrumentality or corporation will not be satisfied in full, or that such obligations will decrease in value or default. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Valuation Risk is the risk that fair value pricing used when market quotations are not readily available may not result in adjustments to the prices of securities or other assets, or that fair value pricing may not reflect actual market value. It is possible that the fair value determined in good faith for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset
.

Zero-Coupon Bond,
Step-Ups
and
Payment-in-Kind
Securities Risk is the risk presented by the market prices of zero-coupon,
step ups and
payment-in-kind
securities generally being more volatile than the prices of securities that pay interest periodically and in cash and being likely to respond to changes in interest rates to a greater degree than other types of debt securities with similar maturities and credit quality. In addition, as these securities may not pay cash interest, a Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio
.

(b) Other Risks
In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s then-currently effective prospectus and statement of additional information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

7. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged
exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

SEMIANNUAL REPORT	|	JUNE 30, 2025	85

Notes to Financial Statements	(Cont.)

govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, a Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent a Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

8. FEES AND EXPENSES
(a) Management Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Manager to the Funds, pursuant to an investment management agreement.

Pursuant to the Investment Management Agreement with PIMCO (the “Agreement”), and subject to the supervision of the Board, PIMCO is responsible for providing to each Fund investment guidance and policy direction in connection with the management of the Fund, including oral and written research, analysis, advice, and statistical and economic data and information. In addition, pursuant to the Agreement and subject to the general supervision of the Board, PIMCO, at its expense, provides or causes to be furnished most other supervisory and administrative services the Funds require, including but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, NYSE listing and related fees, tax services, valuation services and other services the Funds require for their daily operations.

Pursuant to the Agreement, PIMCO receives an annual fee, payable monthly, at the annual rates shown in the table below:

Fund Name	Annual Rate (1)

PIMCO California Municipal Income Fund	0.705%

PIMCO California Municipal Income Fund II	0.705%

Fund Name	Annual Rate (1)

PIMCO California Municipal Income Fund III	0.715%

PIMCO New York Municipal Income Fund	0.770%

PIMCO New York Municipal Income Fund II	0.735%

PIMCO New York Municipal Income Fund III	0.860%

PIMCO Municipal Income Fund	0.705%

PIMCO Municipal Income Fund II	0.685%

PIMCO Municipal Income Fund III	0.705%

(1)	Management fees calculated based on a Fund’s average daily NAV (including daily net assets attributable to any preferred shares of the Fund that may be outstanding).

In rendering investment advisory services to each Fund, PIMCO may use the resources of one or more foreign
(non-U.S.)
affiliates that are not registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) (the “PIMCO Overseas Affiliates”), to provide portfolio management, research and trading services to a Fund under the Memorandums of Understanding (“MOUs”). Each of the PIMCO Overseas Affiliates are Participating Affiliates of PIMCO as that term is used in relief granted by the staff of the SEC allowing U.S. registered advisers to use investment advisory and trading resources of unregistered advisory affiliates subject to the regulatory supervision of the registered adviser. Each PIMCO Overseas Affiliate and any of their respective employees who provide services to the Funds are considered under the MOUs to be “associated persons” of PIMCO as that term is defined in the Advisers Act for purposes of PIMCO’s required supervision.

(b) Fund Expenses Each Fund bears other expenses, which may vary and affect the total level of expenses paid by shareholders, such as (i) salaries and other compensation or expenses, including travel expenses of any of the Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Fund; (iii) brokerage fees and commissions and other portfolio transaction expenses incurred by or for the Fund (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, subject to specific or general authorization by the Board (for example, so-called
“broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments))); (iv) expenses of the Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through the use by the Fund of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) costs, including dividend and/or interest expenses and other costs (including, without

86	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

limitation, offering and related legal costs, fees to brokers, fees to auction agents, fees to transfer agents, fees to ratings agencies and fees to auditors associated with satisfying ratings agency requirements for preferred shares or other securities issued by the Fund and other related requirements in the Fund’s organizational documents) associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares, commercial paper or other senior securities for the purpose of incurring leverage; (vii) fees and expenses of any underlying funds or other pooled vehicles in which the Fund invests; (viii) dividend and interest expenses on short positions taken by the Fund; (ix) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (x) extraordinary expenses, including extraordinary legal expenses, that may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (xi) organizational and offering expenses of the Funds, including with respect to share offerings, such as rights offerings and shelf offerings, following the Fund’s initial offering, and expenses associated with tender offers and other share repurchases and redemptions; and (xii) expenses of the Fund which are capitalized in accordance with U.S. GAAP. Without limiting the generality or scope of the foregoing, it is understood that the Funds may bear such expenses either directly or indirectly through contracts or arrangements with PIMCO or an affiliated or unaffiliated third party.

Each of the Trustees of the Funds who is not an “interested person” under Section 2(a)(19) of the Act, (the “Independent Trustees”) also serves as a trustee of a number of other closed-end
funds for which PIMCO serves as investment manager (together with the Funds, the “PIMCO
Closed-End
Funds”), as well as PIMCO California Flexible Municipal Income Fund, PIMCO Flexible Emerging Markets Income Fund, PIMCO Flexible Credit Income Fund and PIMCO Flexible Municipal Income Fund, each a closed end management investment company managed by PIMCO that is operated as an “interval fund” and PIMCO Managed Accounts Trust, an open-end
management investment company with multiple series for which PIMCO serves as investment adviser and administrator.

The Funds pay no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Funds from the Manager or its affiliates.

9. RELATED PARTY TRANSACTIONS
The Manager is a related party. Fees payable to this party are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.
Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended June 30, 2025, were as follows (amounts in thousands
†
):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO California Municipal Income Fund	$1,998	$0	$0

PIMCO California Municipal Income Fund II	2,055	2,229	(4)

PIMCO California Municipal Income Fund III	1,712	0	0

PIMCO New York Municipal Income Fund	12,795	16,049	(450)

PIMCO New York Municipal Income Fund II	13,591	18,355	(291)

PIMCO New York Municipal Income Fund III	7,133	8,145	(173)

PIMCO Municipal Income Fund	27,953	28,540	(2,599)

PIMCO Municipal Income Fund II	85,516	82,111	(6,536)

PIMCO Municipal Income Fund III	27,270	26,623	(2,288)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The Funds have received exemptive relief from the SEC that, to the extent the Funds rely on such relief, permits it to (among other things)
co-invest
with certain other persons, including certain affiliates of the Advisor and certain public or private funds managed by the Advisor and its affiliates, subject to certain terms and conditions. The exemptive relief from the SEC with respect to co-investments
imposes extensive conditions on any
co-investments
made in reliance on such relief.

10. GUARANTEES AND INDEMNIFICATIONS
Under each Fund’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its

SEMIANNUAL REPORT	|	JUNE 30, 2025	87

Notes to Financial Statements	(Cont.)

investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups
and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Fund. Frequent and active trading of a Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may adversely impact the Fund’s after-tax
returns. The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2025 were as follows (amounts in thousands
†
):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Municipal Income Fund	$3,870	$0	$76,682	$82,078

PIMCO California Municipal Income Fund II	4,266	0	79,347	85,635

PIMCO California Municipal Income Fund III	3,396	0	65,895	70,510

PIMCO New York Municipal Income Fund	500	0	28,209	29,391

PIMCO New York Municipal Income Fund II	700	0	34,123	34,538

PIMCO New York Municipal Income Fund III	300	0	14,362	13,359

PIMCO Municipal Income Fund	4,698	461	94,095	97,908

PIMCO Municipal Income Fund II	16,362	1,014	233,067	244,187

PIMCO Municipal Income Fund III	4,997	461	105,078	102,841

†	A zero balance may reflect actual amounts rounding to less than one thousand.

12. PREFERRED SHARES
Remarketable Variable Rate MuniFund Term Preferred Shares
On September 20, 2023, each of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III issued a single class of Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2053 (the “Series 2053 RVMTP Shares”). The Series 2053 RVMTP Shares have a term of 30 years, subject to remarketing every three years and in certain other instances.

On April 17, 2024, each of the Funds issued an additional series of preferred shares designated as Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2054 (the “Series 2054 RVMTP Shares”). The Series 2054 RVMTP Shares have a term of 30 years, subject to remarketing every five years and in certain other instances.

On June 12, 2024, each of PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund II issued an additional series of preferred shares designated as Remarketable Variable Rate MuniFund Term Preferred Shares, Series
2054-A
(the “Series
2054-A
RVMTP Shares,” and together with the Series 2053 RVMTP Shares and the Series 2054 RVMTP Shares, the “RVMTP Shares”). The Series
2054-A
RVMTP Shares have a term of 30 years, subject to remarketing every forty-two
months and in certain other instances.

In the Funds’ Statements of Assets and Liabilities, the RVMTP Shares’ aggregate liquidation preference is shown as a liability since they are considered debt of the issuer. The liquidation value of the RVMTP Shares in each Fund’s Statements of Assets and Liabilities is shown as a liability and represents their liquidation preference, which approximates fair value of the shares and is considered level 2 under the fair value hierarchy, less any unamortized debt issuance costs. The RVMTP Shares can be redeemed in whole or in part at a redemption price per share equal to (i) the liquidation preference of the RVMTP Shares ($100,000 per share) plus (ii) an amount equal to all unpaid dividends and other distributions accumulated from and including the date of issuance to (but excluding) the date of redemption (whether or not earned or declared by the applicable Fund, but without interest thereon) plus (iii) any applicable optional redemption premium.

88	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

Dividends paid with respect to the RVMTP Shares, which are payable monthly, are treated as interest expense, are accrued daily and are reflected, with respect to the RVMTP Shares, as a component of interest expense in the Statements of Operations. For the period ended June 30, 2025, the amount of the RVMTP Shares outstanding, interest expense related to the dividends paid to RVMTP Shares and the daily weighted average interest rate, including issuance costs, can be found in the table below.

Fund Name	RVMTP Shares Outstanding	Interest Expense †	Weighted Average Interest Rate*
PIMCO California Municipal Income Fund

Series 2053	102	203	4.02%

Series 2054	1,020	2,060	0.00%

Series 2054-A	244	495	4.09%

PIMCO California Municipal Income Fund II

Series 2053	292	565	3.90%

Series 2054	900	1,818	4.07%

Series 2054-A	275	556	4.08%

PIMCO California Municipal Income Fund III

Series 2053	105	209	4.01%

Series 2054	810	1637	4.08%

Series 2054-A	271	548	4.08%

PIMCO New York Municipal Income Fund

Series 2054	410	822	4.04%

PIMCO New York Municipal Income Fund II

Series 2054	500	1,003	4.04%

Series 2054-A	149	291	3.94%

PIMCO New York Municipal Income Fund III

Series 2054	260	521	4.04%

PIMCO Municipal Income Fund

Series 2053	204	398	3.93%

Series 2054	1,340	2,705	4.07%

Series 2054-A	182	385	4.27%

PIMCO Municipal Income Fund II

Series 2053	555	1,067	3.88%

Series 2054	2,530	5,101	4.07%

Series 2054-A	687	1,426	4.19%

PIMCO Municipal Income Fund III

Series 2053	239	464	3.92%

Series 2054	1,240	2,503	4.07%

Series 2054-A	343	717	4.21%

†	Amounts in thousands.
*	The rate presented is inclusive of the amortized debt issuance cost. As a result, the rate shown may not fall into the range presented in the table below.

For the period ended June 30, 2025, the dividend rate on the RVMTP Shares ranged
from:

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2025

PIMCO California Municipal Income Fund

Series 2053	102	5.36%	2.63%	2.87%

Series 2054	1,020	5.71%	2.98%	3.22%

Series 2054-A	244	5.61%	2.88%	3.12%

PIMCO California Municipal Income Fund II

Series 2053	292	5.36%	2.63%	2.87%

Series 2054	900	5.71%	2.98%	3.22%

Series 2054-A	275	5.61%	2.88%	3.12%

PIMCO California Municipal Income Fund III

Series 2053	105	5.36%	2.63%	2.87%

Series 2054	810	5.71%	2.98%	3.22%

Series 2054-A	271	5.61%	2.88%	3.12%

SEMIANNUAL REPORT	|	JUNE 30, 2025	89

Notes to Financial Statements	(Cont.)

Fund Name	Shares Issued and Outstanding	High	Low	As of June 30, 2025

PIMCO New York Municipal Income Fund

Series 2054	410	5.71%	2.98%	3.22%

PIMCO New York Municipal Income Fund II

Series 2054	500	5.71%	2.98%	3.22%

Series 2054-A	149	5.61%	2.88%	3.12%

PIMCO New York Municipal Income Fund III

Series 2054	260	5.71%	2.98%	3.22%

PIMCO Municipal Income Fund

Series 2053	204	5.36%	2.63%	2.87%

Series 2054	1,340	5.71%	2.98%	3.22%

Series 2054-A	182	5.76%	3.03%	3.27%

PIMCO Municipal Income Fund II

Series 2053	555	5.36%	2.63%	2.87%

Series 2054	2,530	5.71%	2.98%	3.22%

Series 2054-A	687	5.76%	3.03%	3.27%

PIMCO Municipal Income Fund III

Series 2053	239	5.36%	2.63%	2.87%

Series 2054	1,240	5.71%	2.98%	3.22%

Series 2054-A	343	5.76%	3.03%	3.27%

Each Fund, at its option, may designate special terms
applicable
to all of the outstanding RVMTP Shares in a series for a certain period (a “Special Terms Period”) pursuant to a notice of special terms. Such special terms may differ from those provided in the current governing documents of the RVMTP Shares and may include, without limitation, changes to the dividend rate, dividend payment dates, redemption provisions (including, without limitation, the term redemption date or the Early Term Redemption Date (as defined below)), required effective leverage ratio and gross-up
payment provisions; provided that such special terms do not affect the parity ranking of the RVMTP Shares to any other class or series of preferred shares then outstanding with respect to dividends or distribution of assets upon dissolution, liquidation, or winding up of the affairs of a Fund. No Special Terms Period with respect to a series of RVMTP Shares will become effective unless certain conditions are satisfied, including that all of the RVMTP Shares in such series are remarketed (except with respect to any RVMTP Shares whose holders have elected to retain their RVMTP Shares for the Special Terms Period). A Special Terms Period will not become effective before the
24-month
anniversary (for the Series
2054-A
RVMTP Shares),
18-month
anniversary (for the Series 2054 RVMTP Shares) or
12-month
anniversary (for the Series 2053 RVMTP Shares) of the date of original issue of the applicable series of RVMTP Shares. The Funds did not declare a Special Terms Period during the period ended June 30, 2025.

In addition, with respect to each series of RVMTP Shares, a “Mandatory Tender Event” will occur on each date that is (i) 20 business days before each (A) three-year anniversary in the case of the Series 2053 RVMTP Shares; (B) five-year anniversary in the case of the
Series 2054 RVMTP Shares; or
(C) forty-two-month
anniversary in the case of the Series
2054-A
RVMTP Shares; since the issuance date of the RVMTP Shares (each an “Early Term Redemption”, and the date on which such occurs, an “Early Term Redemption Date”), (ii) the date a Fund delivers a notice designating a Special Terms Period, and (iii) 20 business days before the end of a Special Terms Period (provided that no subsequent Special Terms Period is designated). Upon the occurrence of a Mandatory Tender Event, all RVMTP Shares in the series will be subject to mandatory tender (subject to the holders’ election to retain their RVMTP Shares) and the applicable Fund will issue or cause to be issued a notice of mandatory tender to the holders of the RVMTP Shares for remarketing on the corresponding Mandatory Tender Date. If any RVMTP Shares subject to a Mandatory Tender Event upon an Early Term Redemption Date or upon the end of a Special Terms Period have not been either retained by the holders or remarketed by the Mandatory Tender Date, the Fund will redeem such RVMTP Shares on the Early Term Redemption Date or the end of the Special Terms Period, as applicable.

With respect to the Mandatory Tender Events described in clauses (i), (ii) and (iii) above, the corresponding “Mandatory Tender Date” means, respectively: (i) the date that is (A) 180 calendar days following the Early Term Redemption Date in the case of the Series 2053 RVMTP Shares; or (B) the Early Term Redemption Date in the case of the Series 2054 RVMTP Shares and the Series
2054-A
RVMTP Shares, (ii) the date on which the related Special Terms Period becomes effective, and (iii) the last day of the related Special Terms Period (subject, in each case, to the holders’ election to retain their RVMTP Shares). No Mandatory Tender Event occurred during the period ended June 30, 2025.

90	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

Each Fund is subject to certain limitations and restrictions while the RVMTP Shares are outstanding. Failure to comply with these limitations and restrictions could preclude a Fund from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of the RVMTP Shares at their liquidation preference plus any accumulated, unpaid dividends and other distributions. Any resulting suspension of payment of common share dividends may result in a tax penalty for the applicable Fund and, in certain circumstances, the loss of treatment as a regulated investment company. Any such mandatory redemption will be conducted on a pro rata basis among each series of the RVMTP Shares and any other preferred shares of the applicable Fund outstanding based upon the proportion that the aggregate liquidation preference of any series bears to the aggregate liquidation preference of all outstanding series of such Fund’s preferred shares. Under the terms of each purchase agreement between each Fund and each investor in the RVMTP Shares, each Fund is subject to various investment requirements while the RVMTP Shares are outstanding. These requirements may be more restrictive than those to which a Fund is otherwise subject in accordance with its investment objective(s) and policies. In addition, each Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the RVMTP Shares, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on each Fund by the Act.
Ratings agencies may change their methodologies for evaluating and providing ratings for shares of closed-end
funds at any time and in their sole discretion, which may affect the rating (if any) of a Fund’s shares.

Each Fund is required to maintain certain asset coverage with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act, including the RVMTP Shares, as set forth in such Fund’s governing documents and the Act. One such requirement under the Act is that a Fund is not permitted to declare or pay common share dividends unless immediately thereafter the Fund has a minimum asset coverage ratio of 200% with respect to all outstanding senior securities of the Fund which are stocks for purposes of the Act after deducting the amount of such common share dividends. The asset coverage per share for each Fund is reported in the Financial Highlights and is disclosed as the product of the asset coverage ratio as of period end and the current liquidation preference.

With respect to the payment of dividends and as to the distribution of assets of each Fund, the RVMTP Shares are senior in priority to the Funds’ outstanding common shares. Holders of preferred shares of each Fund, who are entitled to one vote per share, including holders of RVMTP Shares, generally vote together as one class with the common shareholders of each Fund, but preferred shareholders vote separately as a class to elect two Trustees of each Fund, as required by the Act, and on certain matters adversely affecting the rights of preferred shareholders. Under the Act, preferred shareholders, including holders of the RVMTP Shares, are also entitled to elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years.

The RVMTP Shares’ Dividend Rate (as defined below) is determined over the course of a seven-day
period, which generally commences each Thursday and ends the following Wednesday (the “Rate Period”). The dividends per share for RVMTP Shares for a given Rate Period are dependent on the RVMTP Share dividend rate for that Rate Period (the “RVMTP Share Dividend Rate”). The RVMTP Share Dividend Rate for the Series 2053 RVMTP Shares and the Series 2054 RVMTP Shares is equal to the greater of (i) the sum of the Index Rate
1
plus the Applicable Spread
2
for the Rate Period plus the “Failed Remarketing Spread”
3
, if any, and (ii) the sum of (a) the product of the Index Rate multiplied by the Applicable Multiplier
4
for such Rate Period plus (b) (1) in the case of the Series 2053 RVMTP Shares, 0.92%, or (2) in the case of the Series 2054 RVMTP Shares, 1.30%, plus (c) the Failed Remarketing Spread, if any.
5
The RVMTP Share Dividend Rate for the Series
2054-A
RVMTP Shares is equal to the sum of the Index Rate
1
plus the Applicable Spread
2
for the Rate Period plus the Failed Remarketing Spread
3
, if any. The dividend per RVMTP Share for the Rate Period is then determined as described in the table below:

Dividend Rate		Rate Period Fraction	Liquidation Preference			Dividend
		Number of days in the Rate Period (or a part thereof)
Dividend Rate	x	Divided by	X	100,000	=	Dividends per RVMTP Share
		Total number of days in the year

1
The Index Rate is determined by reference to a weekly, high-grade index comprised of seven-day,
tax-exempt
variable rate demand notes, generally the Securities Industry and Financial Markets Association Municipal Swap Index.

2	The Applicable Spread for a Rate Period is a percentage per year that is based on the long-term rating most recently assigned by the applicable ratings agency to such series of RVMTP Shares.
3
With respect to the Series 2054 RVMTP Shares, the Failed Remarketing Spread means (i) for so long as two or more failed remarketings have not occurred, 0%, and (ii) following the second occurrence of a failed remarketing, 0.15% multiplied by the number of failed remarketings that have occurred after the first failed remarketing. With respect to the Series
2054-A
RVMTP Shares, the Failed Remarketing Spread means (i) for so long as two or more failed remarketings have not occurred, 0%, and (ii) following the second occurrence of a failed remarketing, 0.25% multiplied by the number of failed remarketings that have occurred after the first failed remarketing. With respect to the Series 2053 RVMTP Shares (A) in

SEMIANNUAL REPORT	|	JUNE 30, 2025	91

Notes to Financial Statements	(Cont.)

connection with a failed remarketing related to an Early Term Redemption, the Failed Remarketing Spread is (i) 0.75% for the first 59 days following the applicable Early Term Redemption Date, (ii) 1.00% for the 60th to the 89th day following such Early Term Redemption Date, (iii) 1.25% for the 90th to the 119th day following such Early Term Redemption Date, (iv) 1.50% for the 120th to the 149th day following such Early Term Redemption Date, and (v) 1.75% for the 150th day following such Early Term Redemption Date to the date of the associated mandatory redemption of the RVMTP Shares; and (B) in connection with a failed remarketing related to a Special Terms Period (each a “Failed Special Terms Period Remarketing”), the Failed Remarketing Spread means (i) for so long as two or more Failed Special Terms Period Remarketings have not occurred, 0.05%, and (ii) following the second occurrence of a Failed Special Terms Period Remarketing, 0.10% multiplied by the number of Failed Special Terms Period Remarketings that have occurred after the first Failed Special Terms Period Remarketing.

4	The Applicable Multiplier for a Rate Period is a percentage that is based on the long-term rating most recently assigned by the applicable ratings agency to the RVMTP Shares.
5
For each series of RVMTP Shares, an increased RVMTP Share Dividend Rate could be triggered by the applicable Fund’s failure to comply with certain requirements relating to such series of RVMTP Shares, certain actions taken by the applicable ratings agency or certain determinations regarding the tax status of such series of RVMTP Shares made by a court or other applicable governmental authority. The Dividend Rate will in no event exceed 15% per year.

13. BASIS FOR CONSOLIDATION
PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, and PIMCO Municipal Income Fund III’s subsidiaries were each formed as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. Each Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and its respective subsidiary. Accordingly, the consolidated financial statements include the accounts of each Fund and its respective subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain investments could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of period end of the subsidiaries.

Fund name	Subsidiary	Date of Formation	Subsidiary % of Consolidated Fund Net Assets †

PIMCO Municipal Income Fund	1800 SPV I LLC	06/29/2023	3.1%

PIMCO Municipal Income Fund II	1860 SPV I LLC	06/29/2023	3.1%

PIMCO Municipal Income Fund III	1830 SPV I LLC	06/29/2023	4.1%

PIMCO California Municipal Income Fund	1801 SPV I LLC	05/27/2025	0.8%

PIMCO California Municipal Income Fund II	1861 SPV I LLC	05/27/2025	0.8%

PIMCO California Municipal Income Fund III	1831 SPV I LLC	05/27/2025	0.8%

PIMCO New York Municipal Income Fund	1802 SPV I LLC	05/27/2025	0.8%

PIMCO New York Municipal Income Fund II	1862 SPV I LLC	05/27/2025	0.8%

PIMCO New York Municipal Income Fund III	1832 SPV I LLC	05/27/2025	0.9%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

14. REGULATORY AND LITIGATION MATTERS
The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS
Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.
A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

92	PIMCO CLOSED-END FUNDS

June 30, 2025	(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2024, the Funds had the following post-effective capital losses with no expiration (amounts in thousands
†
):

	Short-Term	Long-Term

PIMCO California Municipal Income Fund	$8,972	$11,932

PIMCO California Municipal Income Fund II	9,937	12,558

PIMCO California Municipal Income Fund III	7,847	10,373

PIMCO New York Municipal Income Fund	2,183	8,303

PIMCO New York Municipal Income Fund II	5,461	9,686

PIMCO New York Municipal Income Fund III	1,119	4,675

PIMCO Municipal Income Fund	12,408	21,281

PIMCO Municipal Income Fund II	31,561	54,517

PIMCO Municipal Income Fund III	12,496	28,001

As of June 30, 2025, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands
†
):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

California Municipal Income Fund	$323,952	$3,458	$(18,336)	$(14,878)

California Municipal Income Fund II	344,006	8,963	(19,010)	(10,047)

California Municipal Income Fund III	285,370	2,735	(16,105)	(13,370)

New York Municipal Income Fund	105,786	694	(6,387)	(5,693)

New York Municipal Income Fund II	150,587	1,308	(8,724)	(7,416)

New York Municipal Income Fund III	62,829	849	(3,962)	(3,113)

Municipal Income Fund	411,693	8,019	(24,448)	(16,429)

Municipal Income Fund II	947,005	15,301	(49,641)	(34,340)

Municipal Income Fund III	445,243	7,352	(25,842)	(18,490)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

16. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 01, 2025, the following distributions were declared to common shareholders payable August 01, 2025 to shareholders of record on July 11, 2025:

PIMCO California Municipal Income Fund	$0.036000 per common share

PIMCO California Municipal Income Fund II	$0.021500 per common share

PIMCO California Municipal Income Fund III	$0.029500 per common share

PIMCO New York Municipal Income Fund	$0.033500 per common share

PIMCO New York Municipal Income Fund II	$0.029500 per common share

PIMCO New York Municipal Income Fund III	$0.024800 per common share

PIMCO Municipal Income Fund	$0.042000 per common share

PIMCO Municipal Income Fund II	$0.039500 per common share

PIMCO Municipal Income Fund III	$0.033000 per common share
On August 01, 2025, the following distributions were declared to common shareholders payable September 02, 2025 to shareholders of record on August 11, 2025:

PIMCO California Municipal Income Fund	$0.036000 per common share

PIMCO New York Municipal Income Fund II	$0.029500 per common share

PIMCO Municipal Income Fund II	$0.039500 per common share

On August 1, 2025, the Funds conducted the reorganizations (the “Reorganizations”) of: (i) PIMCO California Municipal Income Fund II (“PCK”) and PIMCO California Municipal Income Fund III (“PZC” and together with PCK, the “CA Target Funds”) with and into PIMCO California Municipal Income Fund (“PCQ”) (the “CA Reorganizations”); (ii) PIMCO New York Municipal Income Fund (“PNF”) and PIMCO New York Municipal Income Fund III (“PYN” and together with PNF, the “NY Target Funds”) with and into PIMCO New York Municipal Income Fund II (“PNI”) (the “NY Reorganizations”); and (iii) PIMCO Municipal Income Fund (“PMF”) and PIMCO Municipal Income Fund III (“PMX” together with PMF, the “National Target Funds;” and together with

SEMIANNUAL REPORT	|	JUNE 30, 2025	93

Notes to Financial Statements	(Cont.)	June 30, 2025	(Unaudited)

the CA Target Funds and the NY Target Funds, the “Target Funds”) with and into PIMCO Municipal Income Fund II (“PML”) (the “National Reorganizations”). PCQ, PNI, and PML are hereinafter collectively referred to as the “Acquiring Funds”.

In the Reorganizations, each of the Acquiring Funds acquired all of the assets and liabilities of the applicable Target Funds, and the common shares of each Target Fund were, in effect, exchanged for newly-issued common shares of the corresponding Acquiring Fund (the “Common Merger Shares”) with an equal aggregate net asset value (“NAV”). Shareholders of each Target Fund received an amount of Common Merger Shares issued as of the close of business on August 1, 2025 (and cash in lieu of fractional Common Merger Shares, if any). The exchange was based on the NAV per common share of each applicable Target Fund in relation to the corresponding Acquiring Fund’s NAV per share as of the close of business on August 1, 2025. In addition, each Fund had one or more series of RVMTP Shares outstanding. As part of each Reorganization, the outstanding RVMTP Shares of each Target Fund have been, in effect, exchanged for RVMTP Shares of the corresponding Acquiring Fund (the “RVMTP Merger Shares”) with an aggregate liquidation preference equal to, and other terms that are substantially identical to, the corresponding series of RVMTP Shares of each such Target Fund.

Following the Reorganizations, each Target Fund’s common shareholders became shareholders of the corresponding Acquiring Fund and such holders of RVMTP Shares of each Target Fund became holders of RVMTP Merger Shares of the corresponding Acquiring Fund.

There were no other subsequent events identified that require recognition or disclosure.

94	PIMCO CLOSED-END FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	PSF	Public School Fund

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association

Other Abbreviations:

TBA	To-Be-Announced	TBD	To-Be-Determined	TBD%	Interest rate to be determined when loan settles or at the time of funding

SEMIANNUAL REPORT	|	JUNE 30, 2025	95

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule
19a-1(e)
under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended June 30, 2025 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form
1099-DIV
(for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

California Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0307	$0.0000	$0.0053	$0.0360

February 2025	$0.0311	$0.0000	$0.0049	$0.0360

March 2025	$0.0273	$0.0000	$0.0087	$0.0360

April 2025	$0.0272	$0.0000	$0.0088	$0.0360

May 2025	$0.0321	$0.0000	$0.0039	$0.0360

June 2025	$0.0282	$0.0000	$0.0078	$0.0360

California Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0198	$0.0000	$0.0017	$0.0215

February 2025	$0.0199	$0.0000	$0.0016	$0.0215

March 2025	$0.0173	$0.0000	$0.0042	$0.0215

April 2025	$0.0176	$0.0000	$0.0039	$0.0215

May 2025	$0.0206	$0.0000	$0.0009	$0.0215

June 2025	$0.0183	$0.0000	$0.0032	$0.0215

California Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0234	$0.0000	$0.0061	$0.0295

February 2025	$0.0240	$0.0000	$0.0055	$0.0295

March 2025	$0.0202	$0.0000	$0.0093	$0.0295

April 2025	$0.0203	$0.0000	$0.0092	$0.0295

May 2025	$0.0240	$0.0000	$0.0055	$0.0295

June 2025	$0.0214	$0.0000	$0.0081	$0.0295

Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0269	$0.0000	$0.0151	$0.0420

February 2025	$0.0320	$0.0000	$0.0100	$0.0420

March 2025	$0.0281	$0.0000	$0.0139	$0.0420

April 2025	$0.0251	$0.0000	$0.0169	$0.0420

May 2025	$0.0420	$0.0000	$0.0000	$0.0420

June 2025	$0.0297	$0.0000	$0.0123	$0.0420

Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0263	$0.0000	$0.0132	$0.0395

February 2025	$0.0312	$0.0000	$0.0083	$0.0395

March 2025	$0.0257	$0.0000	$0.0138	$0.0395

April 2025	$0.0260	$0.0000	$0.0135	$0.0395

May 2025	$0.0336	$0.0000	$0.0059	$0.0395

June 2025	$0.0285	$0.0000	$0.0110	$0.0395

96	PIMCO CLOSED-END FUNDS

(Unaudited)

Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0230	$0.0000	$0.0100	$0.0330

February 2025	$0.0284	$0.0000	$0.0046	$0.0330

March 2025	$0.0237	$0.0000	$0.0093	$0.0330

April 2025	$0.0223	$0.0000	$0.0107	$0.0330

May 2025	$0.0323	$0.0000	$0.0007	$0.0330

June 2025	$0.0253	$0.0000	$0.0077	$0.0330

New York Municipal Income Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0253	$0.0000	$0.0082	$0.0335

February 2025	$0.0222	$0.0000	$0.0113	$0.0335

March 2025	$0.0217	$0.0000	$0.0118	$0.0335

April 2025	$0.0223	$0.0000	$0.0112	$0.0335

May 2025	$0.0335	$0.0000	$0.0000	$0.0335

June 2025	$0.0224	$0.0000	$0.0111	$0.0335

New York Municipal Income Fund II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0243	$0.0000	$0.0052	$0.0295

February 2025	$0.0250	$0.0000	$0.0045	$0.0295

March 2025	$0.0217	$0.0000	$0.0078	$0.0295

April 2025	$0.0221	$0.0000	$0.0074	$0.0295

May 2025	$0.0295	$0.0000	$0.0000	$0.0295

June 2025	$0.0228	$0.0000	$0.0067	$0.0295

New York Municipal Income Fund III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

January 2025	$0.0185	$0.0000	$0.0063	$0.0248

February 2025	$0.0203	$0.0000	$0.0045	$0.0248

March 2025	$0.0168	$0.0000	$0.0080	$0.0248

April 2025	$0.0174	$0.0000	$0.0074	$0.0248

May 2025	$0.0248	$0.0000	$0.0000	$0.0248

June 2025	$0.0180	$0.0000	$0.0068	$0.0248

*
The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a Fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	JUNE 30, 2025	97

Shareholder Meeting Results

PIMCO Municipal Income Fund II (“PML”), PIMCO New York Municipal Income Fund II (“PNI”) and PIMCO California Municipal Income Fund (“PCQ”) held a joint special meeting of shareholders on June 27, 2025. Shareholders of PML, PNI, and PCQ approved their proposed reorganizations, as indicated below:

PIMCO Municipal Income Fund II

Common shareholders voted as indicated below:

	Affirmative	Against	Abstain

To approve the issuance of additional common shares of beneficial interest of PML to be issued to the common shareholders of the PIMCO Municipal Income Fund (“PMF”) and PIMCO Municipal Income Fund III (“PMX”) in connection with the acquisition by PML of all of the assets and liabilities of each of PMF and PMX.	24,360,577	2,651,385	1,386,450

PIMCO New York Municipal Income Fund II

Common shareholders voted as indicated below:

	Affirmative	Against	Abstain

To approve the issuance of additional common shares of beneficial interest of PNI to be issued to the common shareholders of the PIMCO New York Municipal Income Fund (“PNF”) and PIMCO New York Municipal Income Fund III (“PYN”) in connection with the acquisition by PNI of all of the assets and liabilities of each of PNF and PYN.	3,778,990	1,015,037	289,110

PIMCO California Municipal Income Fund

Common shareholders voted as indicated below:

	Affirmative	Against	Abstain

To approve the issuance of additional common shares of beneficial interest of PCQ to be issued to the common shareholders of the PIMCO California Municipal Income Fund II (“PCK”) and PIMCO California Municipal Income Fund III (“PZC”) in connection with the acquisition by PCQ of all of the assets and liabilities of each of PCK and PZC.	6,898,564	1,411,575	457,104

No action was needed from shareholders of PMF, PMX, PNF, PYN, PCK or PZC.

98	PIMCO CLOSED-END FUNDS

Changes to Board of Trustees	(Unaudited)

Changes to Boards of Trustees

Effective February 20, 2025, Ms. DeCotis, who was previously a Class II Trustee of each of PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO New York Municipal Income Fund and PIMCO New York Municipal Income Fund II became a Class I Trustee of each such Fund.

Effective February 20, 2025, Ms. McCartney, who was previously a Class II Trustee of PIMCO New York Municipal Income Fund III became a Class I Trustee of PIMCO New York Municipal Income Fund III.

SEMIANNUAL REPORT	|	JUNE 30, 2025	99

Approval of Investment Management Agreements

PMF, PML, PMX, PNF, PNI, PCQ, PCK, PYN, PZC

The Investment Company Act of 1940, as amended (the “
1940 Act
”), requires that the Board of Trustees (the “
Board
” or the “
Trustees
”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “
Independent Trustees
”), of each of PIMCO Municipal Income Fund (“
PMF
”), PIMCO Municipal Income Fund II (“
PML
”), PIMCO Municipal Income Fund III (“
PMX
”), PIMCO New York Municipal Income Fund (“
PNF
”), PIMCO New York Municipal Income Fund II (“
PNI
”), PIMCO New York Municipal Income Fund III (“
PYN
”), PIMCO California Municipal Income Fund (“
PCQ
”), PIMCO California Municipal Income Fund II (“
PCK
”) and PIMCO California Municipal Income Fund III (“
PZC
”) (each, a “
Fund
” and, collectively, the “
Funds
”), voting separately, annually approve the continuation of the Investment Management Agreement between each Fund and Pacific Investment Management Company LLC (“
PIMCO
”) (each, an “
Investment Management Agreement
”). At an
in-person
meeting held on June 25, 2025 (the “
Approval Meeting
”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of each Investment Management Agreement for an additional one-year
period commencing on August 1, 2025. In addition, the Board considered and unanimously approved the continuation of the investment management agreements between PIMCO and any wholly-owned subsidiaries of each Fund (each such subsidiary, a “
Subsidiary
” and, together, the “
Subsidiaries
”) (such agreements, collectively, the “
Subsidiary Agreements
” and together with each Investment Management Agreement, the “
Agreements
”), for the same additional
one-year
period.

The Trustees noted that, at a meeting held on March 26, 2025, they had approved the following proposals to reorganize the Funds (each, a “
Merger
” and collectively, the “
Mergers
”): PMF and PMX with and into PML; PNF and PYN with and into PNI; and PCK and PZC with and into PCQ. The Trustees further noted that the shareholders of each of PML, PNI and PCQ would be asked to vote on the issuance of additional common shares in connection with the applicable Merger at a joint shareholder meeting to be held on June 27, 2025, with the Mergers expected to be completed on or about August 1, 2025. The Trustees acknowledged that, following completion of the Mergers, PMF, PMX, PNF, PYN, PCK and PZC (the “
Target Funds
”) would be liquidated and have their respective Agreements terminated whereas PML, PNI and PCQ (the “
Surviving Funds”)
would continue operating as surviving funds under their respective Agreements.

In addition to the Approval Meeting, the Contracts Committee and the Performance Committee of the Board held a joint meeting on May 27, 2025 to discuss materials provided by PIMCO in connection with the Trustees’ review of the Agreements. The annual contract review process also involved multiple discussions and meetings with members of the Contracts Committee and the full Contracts Committee (the Approval Meeting, together with such discussions and meetings, the “
Contract Renewal Meetings
”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“
Independent Counsel
”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from PIMCO attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Contracts Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in considering each Agreement and the fees paid thereunder.

In connection with their deliberations regarding the proposed continuation of the Agreements, the Board, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the Agreements. The Trustees also considered the nature, quality and extent of the various investment management, administrative and other services performed by PIMCO under the Agreements.

In evaluating each Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions, inclusive of any follow-up
inquiries, submitted by the Independent Trustees and Independent Counsel. The Board also met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Funds. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance based on net asset value (“
NAV
”), market value and distribution yield (both absolute and compared against an appropriate peer group); use of leverage (if applicable); information regarding share price premiums and/or discounts; investment, operational and other relevant risks for the Funds; and other portfolio information, including any use of derivatives. The Trustees also received periodic reports on, among other matters, pricing and valuation, quality and cost of portfolio trade execution, compliance, and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees reviewed summaries prepared by PIMCO that analyzed each Fund based on a number of factors, including fees/expenses, performance, distribution yield (which may be comprised of ordinary income, net capital gains, and/or a return of capital), and risk-based factors, as of December 31, 2024. They also considered, among other information, performance based on NAV and market value, investment objective and strategy, portfolio managers, assets under management, outstanding leverage, share price premium and/or discount information, annual fund

100	PIMCO CLOSED-END FUNDS

(Unaudited)

operating expenses, total expense ratio and management fee comparisons between each Fund and its Broadridge Expense Group (as defined below), and estimated profitability to PIMCO from its relationship with each Fund. In considering the Broadridge Performance Universe and Broadridge Expense Group (both as defined below), the Trustees requested that PIMCO comment on whether the peer funds selected for each Fund by Broadridge Financial Solutions, Inc. (“
Broadridge
”) provided an appropriate comparison, and if not, whether PIMCO believes another peer group would provide a more appropriate comparison.

With respect to the Subsidiary Agreements, the Trustees considered that a Fund may utilize its Subsidiary to execute its investment strategies, and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for a Fund under its Investment Management Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not collect or retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to a Fund is not impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Investment Management Agreements.

The Trustees’ conclusions as to the continuation of each Agreement were based on a comprehensive consideration of all information provided to the Trustees during the Contract Renewal Meetings and throughout the year and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a
Fund-by-Fund
basis, and their determinations were made separately in respect of each Fund.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Funds, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing investment management, administrative, and/or other services, and general corporate ownership and business operations unrelated to the Funds. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Funds, noting PIMCO’s long history and experience in managing closed-end
funds, such as the Funds, including experience monitoring discounts and premiums. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Funds; information regarding the Funds’ use of leverage; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology and systems and cybersecurity measures, of PIMCO.

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Funds beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and its ability to comply with the investment policies of the Funds; the compliance programs and risk controls of PIMCO (including the implementation of new policies and programs); the specific contractual obligations of PIMCO pursuant to the Agreements; the nature, extent, and quality of the supervisory and administrative services PIMCO is responsible for providing to the Funds; PIMCO’s risk management function; and the time and resources PIMCO expends monitoring the leverage employed by the Funds, including the covenants and restrictions imposed by certain forms of leverage such as the Funds’ preferred shares. The Trustees considered conditions that might affect PIMCO’s ability to provide high-quality services to the Funds in the future under the Agreements, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial, business and other risks that PIMCO has undertaken as investment manager and sponsor of the Funds. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Funds’ various outside service providers, including its negotiation of certain service providers’ fees and its due diligence and evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Trustees also considered PIMCO’s ongoing development of its own infrastructure and information technology, including its proprietary software and applications, to support the Funds through, among other things, cybersecurity, business continuity planning, and risk management. The Trustees considered PIMCO’s strategic managed service arrangement (“
Managed Services
”) with a third-party consultant for various services provided to the Funds and requested information from PIMCO regarding PIMCO’s retained responsibility and oversight over the Managed Services.

SEMIANNUAL REPORT	|	JUNE 30, 2025	101

Approval of Investment Management Agreements	(Cont.)

After their review and deliberations, the Trustees concluded that the nature, extent and quality of the overall services provided by PIMCO under each Agreement were appropriate.

Fee and Expense Information

In assessing the reasonableness of each Fund’s fees and expenses under its Investment Management Agreement, the Trustees requested and considered, among other information, the Fund’s management fee and its total expenses as a percentage of average net assets attributable to common shares and as a percentage of average total managed assets (including assets attributable both to common shares and specified leverage outstanding), in comparison to the management fees and other expenses of a group of industry peer funds identified by Broadridge as pursuing investment strategies with classifications/objectives similar to the Fund (for each Fund, its “
Broadridge Expense Group
”) as well as of a broader universe of peer funds identified by Broadridge (for each Fund, its “
Broadridge Expense Universe
”). In each case, the total expense ratio information was provided both inclusive and exclusive of interest and borrowing expenses. The Fund-specific fee and expense results discussed below were prepared and provided by Broadridge and were not independently verified by the Trustees. The Trustees noted that only leveraged closed-end
funds were considered for inclusion in the Broadridge Expense Groups and Broadridge Expense Universes.

The Trustees considered information regarding the investment performance and fees for other funds and accounts managed by PIMCO, if any, including funds and accounts with comparable investment programs and/or principal investment strategies to those of the Funds, as well as certain other funds requested by the Trustees with broadly similar strategies and/or investment types. The Trustees considered information provided by PIMCO indicating that, in comparison to certain other products managed by PIMCO, including any open-end
funds and exchange-traded funds with broadly similar strategies and/or investment types, there are additional portfolio management challenges in managing closed-end
funds such as the Funds. For example, the challenges associated with managing closed-end
funds may include investing in
non-traditional
and less liquid holdings, a greater use of leverage, issues relating to trading on a national securities exchange and managing a fund’s dividend practices. In addition, the Independent Trustees considered information provided by PIMCO as to the generally broader and more extensive services provided to the Funds in comparison to those provided to private funds or institutional or separate accounts; the higher demands placed on PIMCO to provide considerable shareholder services due to the volume of investors; the greater entrepreneurial, enterprise, and reputational risk in managing registered closed-end
funds; and the expenses, and impact on PIMCO, associated with the more extensive regulatory and compliance requirements to which the Funds are subject in comparison to private funds or institutional or separate accounts. The Trustees were advised by PIMCO that, in light of these additional challenges and additional services, different pricing structures between closed-end
funds and other products managed by PIMCO are to be expected, and that comparisons of pricing structures across these products may not always be apt comparisons, even where other products have comparable investment objectives and strategies to those of the Funds.

The Trustees also took into account the Funds’ use of leverage, including through the issuance of preferred shares. They noted that during the 2024 fiscal year, the Funds underwent changes to the leverage they utilized by redeeming all outstanding auction rate preferred shares (“
ARPS
”) and issuing new series of Remarketable Variable Rate MuniFund Term Preferred Shares (“
RVMTP Shares
”). The Trustees further noted that the amount of preferred shares outstanding impacts the amount of management fees payable by each Fund under its Investment Management Agreement (because each Fund’s fees are calculated based on net assets, including assets attributable to preferred shares outstanding). The Trustees noted that any change in a Fund’s use of leverage, including preferred share issuances or redemptions, after December 31, 2024 would not have been reflected in the comparison of the Funds’ fees and expenses against the Broadridge Expense Group or the Broadridge Expense Universe. In this regard, the Trustees took into account PIMCO’s financial incentive for the Funds to use or continue to use leverage in the form of preferred shares and that PIMCO may propose that the Funds issue additional preferred shares in the future, which may create a conflict of interest between PIMCO, on one hand, and the Funds’ common shareholders, on the other. Therefore, the Trustees noted that the total fees paid by each Fund to PIMCO under the Fund’s unified fee arrangement would therefore vary more with increases and decreases in leverage attributable to preferred shares than under a non-unified
fee arrangement, all other things being equal. The Trustees considered information provided by PIMCO and related presentations as to why each Fund’s use of leverage continues to be appropriate and in the best interests of the respective Fund under current market conditions. The Trustees noted that each quarter they receive information from PIMCO comparing the recent, historical and projected costs of each Fund’s existing leverage arrangements against other available financing options, as well as information relating to PIMCO’s views regarding economic or other risks of maintaining those leverage arrangements and/or replacing them with alternate forms of financing. The Trustees also considered PIMCO’s representation that it will use leverage for the Funds solely as it determines to be in the best interests of the Funds from an investment perspective and without regard to the level of compensation PIMCO receives.

102	PIMCO CLOSED-END FUNDS

(Unaudited)

The Trustees noted that, for each Fund, the contractual and actual management fee rates for the Fund under its unified fee arrangement were above the median contractual and actual management fees of the other funds in its Broadridge Expense Group, calculated both on average net assets and on average total managed assets. However, in this regard, the Trustees took into account that each Fund’s unified fee arrangement covers substantially all of the Fund’s operating fees and expenses (“
Operating Expenses
”), and therefore, all other things being equal, would tend to be higher than the contractual management fee rates of other funds in the Broadridge Expense Group, which generally do not have a unified fee structure and instead incur Operating Expenses directly and in addition to the management fee. The Trustees determined that a comparison of each Fund’s total expense ratio with the total expense ratios of its Broadridge Expense Group would generally provide more meaningful comparisons than comparing contractual and actual management fee rates in isolation.

In this regard, the Trustees noted PIMCO’s view that the unified fee arrangements have benefited and will continue to benefit common shareholders because they provide an expense structure (including Operating Expenses) that is essentially fixed for the duration of the contractual period as a percentage of NAV (including assets attributable to preferred shares), making it more predictable under ordinary circumstances in comparison to other fee and expense structures, under which the Funds’ Operating Expenses (including certain third-party fees and expenses) could vary significantly over time. The Trustees also considered that the unified fee arrangements generally insulate the Funds and common shareholders from increases in applicable third-party and certain other expenses because PIMCO, rather than the Funds, would bear the risk of such increases (though the Trustees also noted that PIMCO would benefit from any reductions in such expenses).

Performance Information

Fund-specific comparative performance results for the Funds reviewed by the Trustees are discussed below. With respect to investment performance, the Trustees considered information regarding each Fund’s performance based on NAV and market value, as applicable, net of the Fund’s fees and expenses, both on an absolute basis and relative to the performance of its Broadridge Performance Universe (as defined below). The Trustees requested information provided by Broadridge regarding the investment performance of a broad universe of funds within the same investment classification/category that Broadridge determined are comparable to those of each Fund (for each Fund, its “
Broadridge Performance Universe
”). The comparative performance information was prepared and provided by Broadridge and was not independently verified by the Trustees. The Trustees also considered information regarding the Funds’ comparative yields and risk-adjusted returns. The Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. They further acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance. The Trustees considered information from PIMCO regarding the risks undertaken by each Fund, including the use of leverage, and PIMCO’s management and oversight of the Fund’s risk profile. For those Funds that the Board identified as having underperformed their Performance Universe to an extent, or over a period of time, that the Board felt warranted additional inquiry, the Board discussed with PIMCO each such Fund’s performance, potential reasons for the relative performance, and, if necessary, steps that PIMCO had taken, or intended to take, to improve performance.

In addition, the Trustees considered matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and
Fall-out
Benefits

The Trustees considered estimated profitability analyses provided by PIMCO, which included, among other information, (i) PIMCO’s estimated pre-
and post-distribution operating margin for each Fund, as well as PIMCO’s aggregate estimated pre-
and post-distribution operating margin for all of the
closed-end
funds advised by PIMCO, including the Funds (collectively, the “
Estimated Margins
”), in each case for the
one-year
period ended December 31, 2024; and (ii) a year-over-year comparison of PIMCO’s Estimated Margins for the one-year
periods ended December 31, 2024, and December 31, 2023. The Trustees also took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Funds and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. The Trustees also requested information from PIMCO regarding the impact of the Managed Services on PIMCO’s profitability with respect to the Funds. The Trustees also considered that PIMCO is entitled to earn a reasonable level of profits for the services that it provides to the Funds. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Trustees also considered information regarding possible economies of scale in the operation of the Funds. The Trustees noted that the Funds do not currently have any breakpoints in their management fees. The Trustees considered that, as closed-end
investment companies, the Funds do not continually offer new shares to raise additional assets (as does a typical open-end
investment company), but may raise additional

SEMIANNUAL REPORT	|	JUNE 30, 2025	103

Approval of Investment Management Agreements	(Cont.)

assets through
follow-on
offerings and dividend reinvestments and may also experience asset growth through investment performance and/or the increased use of leverage. The Trustees noted PIMCO’s assertion that it may share the benefits of potential economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology and cybersecurity measures, firm proprietary systems and applications, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision and governance of those services; and the enhancement of services provided to the Funds in return for fees paid. The Trustees also considered that the unified fee arrangements provide inherent economies of scale because a Fund maintains competitive fixed unified fees even if the particular Fund’s assets decline and/or operating costs increase. The Trustees further considered that, in contrast, breakpoints may be used as a proxy for charging higher fees on lower asset levels and that when a fund’s assets decline, breakpoints may reverse, which causes expense ratios to increase. The Trustees also considered that, unlike the Funds’ unified fee arrangements, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees also considered that the unified fee arrangements protect shareholders, during the contractual period, from a rise in operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure. The Trustees noted that PIMCO has made extensive investments in these areas.

Additionally, the Trustees considered
so-called
“fall-out
benefits” to PIMCO, such as reputational value derived from serving as investment manager to the Funds, the use of service providers with which PIMCO has a relationship where it receives some economic benefit, and research, statistical and quotation services that PIMCO may receive from broker-dealers executing the Funds’ portfolio transactions on an agency basis.

Consideration of the Mergers

The Trustees also considered the potential benefits the Mergers were expected to have on the Surviving Funds. The Trustees noted that each of the Target Funds would see a decline in their contractual management fee rates compared to their respective Surviving Fund, with PCK’s contractual management fee remaining the same. The Trustees also noted PIMCO’s representations that management fees as a percentage of net assets attributable to common shares for each Fund would decrease or remain the same when compared to the pro-forma
ratios of their respective Surviving Funds, except for PCK and PNF which would see slight increases. The Trustees considered PIMCO’s explanations for the slight increases in PCK’s and PNF’s rates and acknowledged that PIMCO will bear significant expenses to accomplish the Mergers. The Trustees further considered PIMCO’s representations that, when comparing the Surviving Funds to the Funds, the Mergers could result in improved performance results, including through broader diversification of portfolio holdings, increased exposures to investment opportunities for which larger capital investments are required for access, potentially more favorable leverage arrangements and increased market liquidity.

The Trustees also considered supplemental performance information and supplemental information relating to additional yield and income generation relative to peers that PIMCO provided in response to Trustee follow-up
requests. The Trustees also noted PIMCO’s efforts aimed at improving the NAV performance of the Funds. The Trustees considered this performance information when evaluating the continuation of the post-Mergers agreements.

Fund-by-Fund
Analysis

With regard to the investment performance of each Fund and the fees charged to each Fund, the Board considered the following information. With respect to performance quintile rankings for a Fund compared to its Broadridge Performance Universe, the first quintile represents the highest (best) performance and the fifth quintile represents the lowest performance. The Board considered each Fund’s performance and fees in light of the limitations inherent in the methodology for determining such comparative groups.

PMF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-,
three- and five-year periods and fourth quintile performance for the ten-year
period ended December 31, 2024.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PML

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile

104	PIMCO CLOSED-END FUNDS

(Unaudited)

performance for the
one-,
three- and five-year periods and second quintile performance for the ten-year
period ended December 31, 2024.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PMX

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-,
three- and five-year periods and second quintile performance for the ten-year
period ended December 31, 2024.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCQ

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fourth quintile performance for the one-
and five-year periods, fifth quintile performance for the three-year period, and first quintile performance for the ten-year
period ended December 31, 2024.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average total managed assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was at the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PCK

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fifth quintile performance for the one-,
three- and five-year periods and second quintile performance for the ten-year
period ended December 31, 2024.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average total managed assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PZC

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fourth quintile performance for the one-
and three-year periods, fifth quintile performance for the five-year period, and first quintile performance for the ten-year
period ended December 31, 2024.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average total managed assets was below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted

SEMIANNUAL REPORT	|	JUNE 30, 2025	105

Approval of Investment Management Agreements	(Cont.)	(Unaudited)

that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNF

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fourth quintile performance for the one-
and
ten-year
periods and fifth quintile performance for the three- and five-year periods ended December 31, 2024.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average total managed assets was at the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on average net assets was at the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and below the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PNI

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had fourth quintile performance for the one-year
period, fifth quintile performance for the three- and five-year periods and second quintile performance for the ten-year
period ended December 31, 2024.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

PYN

With respect to the Fund’s common share total return performance (based on NAV) relative to its respective Broadridge Performance Universe, the Trustees noted that the Fund had third quintile performance for the one-year
period and fifth quintile performance for the three-, five- and ten-year
periods ended December 31, 2024.

The Trustees noted that the Fund’s total expense ratio (including interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (including interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe. The Trustees noted that the Fund’s total expense ratio (excluding interest and borrowing expenses) calculated on both average total managed assets and average net assets was above the median total expense ratio (excluding interest and borrowing expenses) of the funds in its Broadridge Expense Group and Broadridge Expense Universe.

Conclusion

After reviewing these and other factors described herein, the Trustees concluded, with respect to each Fund, within the context of their overall conclusions regarding the Agreements, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Funds. The Trustees also concluded that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent, and quality of the services provided by PIMCO. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Board, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the interests of each Fund and its shareholders, and should be approved.

106	PIMCO CLOSED-END FUNDS

General Information

Investment Manager
Pacific Investment Management Company LLC
650 Newport Center Drive,
Newport Beach, CA, 92660

Custodian
State Street Bank and Trust Company
2323 Grand Boulevard, 5th Floor
Kansas City, MO 64108

Transfer Agent, Dividend Paying Agent and Registrar for Common Shares
Equiniti Trust Company, LLC (“EQ”)
48 Wall Street, Floor 23
New York, NY 10005

Transfer Agent, Dividend Paying Agent and Registrar for Variable Rate MuniFund Term Preferred Shares
The Bank of New York Mellon
240 Greenwich Street, 7E
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1100 Walnut Street, Suite 1300
Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

CEF4012SAR_063025

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSRS.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable to closed-end investment companies.

(b)	Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSRS.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The information required by this Item 12 is only required in an annual report on Form N-CSR.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	The information required by this Item 13(a) is only required in an annual report on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers identified in the Registrant’s most recent annual report on Form N-CSR.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	None.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 5, 2025

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: September 5, 2025